Page 1




      As filed with the Securities and Exchange Commission on May 25, 2006


                               File Nos. 333-13239


                                    811-21865






                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549





                                    FORM N-1A





             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                          Pre-Effective Amendment No. 1



                        Post-Effective Amendment No. ___


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                                 Amendment No. 1






     Nakoma Mutual Funds (Exact Name of Registrant as Specified in Charter)


             525 Junction Road, Suite 8600, Madison, Wisconsin 53717
               (Address of Principal Executive Office) (Zip Code)


       Registrant's Telephone Number, including Area Code: (608) 831-8814




                                 Daniel Pickett
                          Nakoma Capital Management LLC
                          525 Junction Road, Suite 8600
                            Madison, Wisconsin 53717
                     (Name and address of agent for service)

                          Copies of Communications to:
                                  Steven Lentz
                               Faegre & Benson LLP
                             2200 Wells Fargo Center
                             90 South Seventh Street
                          Minneapolis, Minnesota 55402





                  Approximate Date of Proposed Public Offering:


               As soon as practicable after the effective date of
                          the Registration Statement.





It is proposed that this filing will become effective (check appropriate box)


         |_| immediately upon filing pursuant to paragraph (b)


         |_| on May __, 2006 pursuant to paragraph (b)


         |_| 60 days after filing pursuant to paragraph (a)(1)


         |_| on (date) pursuant to paragraph (a)(1)


         |_| 75 days after filing pursuant to paragraph (a)(2)


         |_| on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:


         |_| this post-effective amendment designates a new effective date for a previously filed post effective amendment.





         This Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

--------------------------------------------------------------------------------


A registration statement relating to shares of the Nakoma Absolute Return Fund has been filed with the Securities and Exchange Commission, but has not yet become effective. The information in this prospectus is not complete and may be changed. Shares of the Nakoma Absolute Return Fund may not be sold until the registration statement is effective. This prospectus is not an offer to sell shares of the Nakoma Absolute Return Fund and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

--------------------------------------------------------------------------------

                              SUBJECT TO COMPLETION



                    PRELIMINARY PROSPECTUS DATED MAY 25, 2006









                           Nakoma Absolute Return Fund






                          Prospectus dated May 25, 2006






This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.





As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.











Investment Products Offered


==============================


 Are Not FDIC Insured


 May Lose Value


 Are Not Bank Guaranteed


==============================

CONTENTS



FUND SUMMARY                                                 2

PERFORMANCE TABLE AND BAR CHART                              4

FEES AND EXPENSES                                            4

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS          6

MANAGEMENT OF THE FUND                                       10

SHAREHOLDER INFORMATION                                      11

OTHER FUND AND ACCOUNT POLICIES                              19

DISTRIBUTIONS AND TAXES                                      22

FINANCIAL HIGHLIGHTS                                         24

PRIVACY POLICY                                               24

OTHER INFORMATION                                            24

                                  FUND SUMMARY


         The Fund Summary describes the Nakoma Absolute Return Fund's investment objective, principal investment strategies, principal risks and fees. The Fund Summary includes a short discussion of some of the principal risks of investing in the Nakoma Absolute Return Fund (the "Fund"). A further discussion of these and other risks begins on page 5.



         A more detailed description of the Fund, including the risks associated with investing in the Fund, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest.


INVESTMENT OBJECTIVE



         The Fund seeks absolute returns with low volatility independent of equity market conditions.



PRINCIPAL INVESTMENT STRATEGIES



         The Fund seeks to achieve its objective by selecting investments intended to provide protection of capital in declining stock and bond markets and to participate in appreciating stock and bond markets. The Fund invests primarily in equity securities traded in U.S. markets taking long positions in companies where the Adviser believes operating results will exceed investor's expectations and establishing short positions in companies the Adviser believes will disappoint or as hedged offsets to long positions.



         When the Fund takes a long position, it purchases a stock outright. When the Fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market and returns it to the lender. The Fund makes money when the market price of the borrowed stock goes down and the Fund is able to replace it for less than it earned by selling it short. Conversely, if the price of the stock goes up after the sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short.



         The Fund's investment approach is composed of three integrated processes: dynamic asset allocation, fundamental stock selection and risk management.





         With respect to dynamic asset allocation, the Adviser assesses trends in stock and bond markets. When the underlying economic drivers in the stock or bond market are positive, the Adviser will increase the Fund's allocation to the market that benefits from the favorable environment. The Fund decreases the amount invested in markets expected to decline. This allocation process is designed to determine the Fund's net equity exposure. The Fund principally invests in equity securities and intermittently in debt securities.


         The fundamental stock selection process is designed to identify companies with the potential for positively or negatively surprising business results over a six to eighteen month time horizon. For each stock, the Adviser monitors key business drivers (macroeconomic, secular trends, industry dynamics and company specific events) that will affect the underlying company's business over the investment time horizon. The Adviser believes that when a company's key drivers exceed expectations, the company's share price can be expected to increase until investor expectations and actual company performance converge. Conversely, if a company's results fall short of investors' expectations, its share price may decrease until investor expectations converge with actual performance. The Adviser's analysis of each opportunity (long or short) considers the level of investor expectations in assessing the potential reward for a correct call versus the potential loss for an error. Therefore, the strategy is not short-term trading oriented; rather the Adviser relies on fundamental analysis of a company's future business prospects. The Fund principally invests in mid to large capitalization U.S. traded companies, but may consider issuers of all sizes in all markets.



         The Fund's risk management process analyzes the sources of volatility in the portfolio (e.g. capitalization, style, interest rate sensitivity, etc.) in an effort to match Fund risk exposures with the Fund's overall market view and avoid unintended risk exposures. Additional risk management techniques are employed in a further effort to minimize volatility.






            Up to 25% of the Fund may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts ("ADRs"). ADRs are depositary receipts typically issued by an U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation.


            The Fund's investment objective and strategies are not designated "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), and may be changed by the Trustees of the Fund without shareholder approval.

SUMMARY OF PRINCIPAL RISKS


         The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices.


         MARKET RISK. The value of the Fund's long portfolio may decrease if the value of an individual company or multiple companies in the portfolio differ from the Fund's portfolio managers' assessment of a company's intrinsic worth. The value of the Fund's long portfolio could also decrease if the stock market goes down regardless of how well individual companies perform. Conversely, the value of the Fund's short positions may decrease if the stock market goes up, regardless of how well individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.



         MID-CAP STOCK RISK. Stocks of mid-cap companies involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.



         SHORT SALES RISK. Short sales are speculative transactions and involve special risks, including a reliance on the portfolio managers' ability to accurately anticipate the future value of a security. The Fund's losses are potentially unlimited in a short sale transaction. The Fund's use of short sales in effect leverages the Fund's portfolio. The Fund also may borrow money from banks to the extent permitted by the 1940 Act, including for investment purposes. The Fund's use of leverage may result in risks and can magnify the effect of any losses. There is no assurance that a leveraging strategy will be successful.



         FOREIGN SECURITIES RISK. The Fund may invest in the securities of foreign issuers that are traded on U.S. exchanges or in American Depository Receipts (ADRs). ADRs are depositary receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers that can increase the potential for losses. These include: exposure to potentially adverse local, political and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards.


         MANAGER RISK. The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's adviser, Nakoma Capital Management, LLC (the "Adviser") will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. Also, although the Adviser is experienced in managing private funds and accounts with investment objectives and strategies similar to those of the Fund, the Adviser has no history of advising a registered investment company such as the Fund and there can be no assurance that the Fund's investment objective will be achieved.


         NEW FUND RISK. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. A liquidation can be initiated by the Board of Trustees without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.


                         PERFORMANCE TABLE AND BAR CHART


         This Prospectus does not include performance information because, as of the date of this Prospectus, the Fund had not completed a full year of operation. Please contact shareholder services at the telephone number on the back cover of this Prospectus to obtain the Fund's performance information. Please remember that the Fund is intended to be a long-term investment, and that performance results are historical. Past performance (particularly over a short-term period) is not predictive of future results.


                                FEES AND EXPENSES


         The following table is provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. Therefore all shareholders pay those expenses indirectly.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                     Maximum Sales Charge (Load)
                                Imposed on Purchases (as a
                                Percentage of Offering Price)            None
                  Maximum Deferred Sales Charge (Load)                   None
                  Maximum Sales Charge (Load)
                                Imposed on Reinvested Dividends and
                                Distributions                            None
                  Redemption Fee                                         None(1)
                  Exchange Fee                                           None





ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS)



Management fees                                                            1.50%

Other expenses((2))                                                        1.43%
                                                                           -----

TOTAL ANNUAL FUND OPERATING EXPENSES                                       2.93%

Less Fee Waiver/Expense Reimbursement((3))                                 0.94%
                                                                           -----

NET TOTAL ANNUAL FUND OPERATING EXPENSES((3))                              1.99%











EXAMPLES


This example can help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes


--        You invest $10,000 in the Fund for the time periods indicated;


--        Your investment has a 5% return each year; and


--        The Fund's operating expenses remain the same.



Please note that the figures below are based on the Fund's total annual fund operating expenses, without giving effect to the fee waiver/expense reimbursement agreement described below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



After 1 year                     $  ______

After 3 years                    $  ______


----------------------------


 (1) The Fund charges a fee of $15 for each wire redemption.


 (2) Because the Fund commenced operations in 2006, "Other expenses", which include custodian, administration, transfer agency and other customary fund expenses, are based on estimated amounts for the current fiscal year. The Fund's principal investment strategies include selling securities short. When a cash dividend is declared on a security for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security, and this obligation must be disclosed as a Fund expense. The Fund estimates that expenses related to short sales for the current fiscal year will be 0.40%, which is also included in the "Other expenses".


(3) The Adviser has contractually agreed to reduce its advisory fee and/or reimburse expenses of the Fund to ensure that Net Total Annual Operating Expenses do not exceed 1.99% of the Fund's average net assets, excluding interest; taxes; transaction costs (such as brokerage commissions and expenses relating to dividends on short sales); extraordinary expenses, including, but not limited to, litigation and indemnification costs, expenses of a reorganization, restructuring or merger of the Fund or acquisition of all or substantially all of the assets of another fund, expenses of holding, and soliciting proxies for a meeting of members of the Fund (except to the extent relating to routine items), expenses of converting to a new custodian, transfer agent or other service provider; other expenses not incurred in the ordinary course of the Fund's business; and/or expenses of any counsel or other persons or services retained by the Fund's trustees who are not "interested persons," as that term is defined in the 1940 Act, of the Adviser. This agreement is in effect until June 30, 2007. The Adviser may request a reimbursement of any reduction in advisory fees or reimbursement of expenses made by the Adviser within three years following the year to which the reduction or reimbursement relates if the Fund's expenses are less than the above limit agreed to by the Fund. Any such reimbursement is subject to Board of Trustees review and approval.





         The Fund is responsible for its own operating expenses. Pursuant to a contract between the Adviser and the Fund, the Adviser has agreed to reduce its fees and/or reimburse expenses of the Fund to ensure that the total amount of Fund normal operating expenses, excluding interest; taxes; transaction costs (such as brokerage commissions and expenses relating to dividends on short sales); extraordinary expenses, including, but not limited to, litigation and indemnification costs, expenses of a reorganization, restructuring or merger of the Fund or acquisition of all or substantially all of the assets of another fund, expenses of holding, and soliciting proxies for a meeting of members of the Fund (except to the extent relating to routine items), expenses of converting to a new custodian, transfer agent or other service provider; other expenses not incurred in the ordinary course of the Fund's business; and/or expenses of any counsel or other persons or services retained by the Fund's trustees who are not "interested persons," as that term is defined in the 1940 Act, of the Adviser, do not exceed 1.99% of the Fund's average daily net assets until June 30, 2007. Any reduction in advisory fees or reimbursement of expenses made by the Adviser may be reimbursed by the Fund in subsequent fiscal years if the Adviser so requests. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. In addition, any such reimbursement from the Fund to the Adviser will be subject to the applicable limitation on Fund expenses.


          MORE INFORMATION ON PRINCIPAL INVESTMENT STRATEGIES AND RISKS




         This section of the Prospectus provides a more complete description of the Fund's investment objective, principal strategies and risks. Of course, there can be no assurance that the Fund will achieve its investment objective and an investor may lose money investing in this Fund. The Fund seeks capital appreciation independent of equity market conditions.


GENERAL PORTFOLIO POLICIES


         In investing its portfolio assets, the Fund will follow the general policies listed below. Except for the Fund's policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.







BORROWING/LEVERAGE



         The Fund may

borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act and its fundamental investment limitations, the Fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days not including Sundays and holidays) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. An increase in the Fund's percentage of borrowings due to a change in the value or liquidity of portfolio securities which exceeds the Fund's borrowing limits after three days (not including Sundays and holidays) will be considered a violation of the Fund's fundamental borrowing policy. In addition to borrowing for leverage purposes, the Fund also may borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows the Fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations. The Fund's short sales and related margin requirements may reduce the ability of the Fund to borrow money. Because short sales involve borrowing securities and then selling them, the Fund's short sales effectively leverage the Fund's assets. The use of leverage may make any change in the Fund's NAV even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower the Fund's overall returns.



SHORT SALES


         A short position is one where the Fund has sold at the current market price a security that it does not own in anticipation of a decline in the market value of the security. To complete a short sale, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the borrowed security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium to the lender, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements, until the short position is closed out.


         Until the Fund closes its short position or replaces the borrowed security, the Fund will designate liquid assets it owns (other than the short sale proceeds) as segregated assets in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner will be increased or decreased each business day equal to the change in market value of the Fund's obligation to purchase the security sold short. If the lending lender requires the Fund to deposit additional collateral (in addition to the short sales proceeds that the lender holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Fund is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim other than the obligation that is being covered. The Fund believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at exercise price that covers the obligation), or by the Fund's segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Fund's borrowing restrictions. This requirement to segregate assets limits the Fund's leveraging of its investments and the related risk of losses from leveraging. The Fund also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the lender or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the lender.




 EXCHANGE TRADED FUNDS



         The Fund may invest in exchange-traded funds (ETFs), which are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The Fund purchases an ETF to gain exposure to a portion of the U.S. market without purchasing all of the underlying securities. The Fund's investment in ETFs will be limited by the requirements of Section 12(d) of Investment Company Act of 1940, to the extent applicable, which sets forth certain limitations regarding investment companies investing in other investment companies. Section 12(d)(1) prohibits the Fund from acquiring: (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of the Fund's total assets; or
(iii) securities of such other investment company and all other investment companies owned by the Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to the Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company.



PORTFOLIO TURNOVER



         The Fund expects to have high portfolio turnover, estimated at between approximately 100% and 200%. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments, and the investment style of the portfolio managers. Changes are made in the Fund's portfolio whenever the portfolio managers believe such changes are desirable. While the tax consequences of portfolio turnover are considered, the portfolio managers will sell a stock or close a short position when they believe it is appropriate to do so, regardless of how long the Fund has held or been short the securities. The Fund's short sales may produce higher than normal portfolio turnover. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.



         Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.



             MORE INFORMATION ON NON-PRINCIPAL INVESTMENT STRATEGIES


ILLIQUID INVESTMENTS


         The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business.


TEMPORARY DEFENSIVE POSITION


         The Fund may not always stay fully invested in equity securities. When the portfolio managers believe that market conditions are unfavorable the Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks and bonds.


         In addition, the Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


DERIVATIVES


         The Fund may invest options, futures, participatory notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs. The Fund does not intend to invest more than 5% of its net assets in derivatives.



FUTURE DEVELOPMENTS


         The Fund may take advantage of other investment practices and invest in new types of securities and financial instruments that are not currently contemplated for use by the Fund, or are not available but may be developed, to the extent such investment practices, securities and financial instruments are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.



                       MORE INFORMATION ON PRINCIPAL RISKS



LONG POSITIONS IN EQUITY SECURITIES


         The Fund will take long positions in equity investments consistent with the Fund's investment objective and strategies. A long position in equities is subject to the risk that a particular stock, an underlying fund, an industry, or stocks in general may fall in value. The prices of stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, management decisions, decreased demand for an issuer's products or services, increased production costs, general economic conditions, interest rates, currency exchange rates, investor perceptions and market liquidity.


SHORT SALES


         A short sale is subject to the risk that if the price of the security sold short increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, the Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that the borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens, the Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.



EXCHANGE TRADED FUNDS


     The main risk of investing in index-based investments like an ETF is the same as investing in a portfolio of equity securities comprising the index. As a shareholder of an ETF, the Fund would bear its pro rata portion of the ETF's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). ETFs may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Some ETFs have obtained exemptive orders permitting other investment companies, such as the Fund, to acquire their securities in excess of the limits of sec.12(d)(1).


BORROWING/LEVERAGE





The use of borrowing for investment purposes, commonly referred to as "leveraging", by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Because substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.






                     MORE INFORMATION ON NON-PRINCIPAL RISKS



ILLIQUID SECURITIES



         The Fund may invest in securities which are not readily marketable, including privately placed securities. The Fund may find it difficult to readily dispose of illiquid investments in the ordinary course of business. The Fund may be unable to sell illiquid securities at market value or may be forced to sell at a discount. In addition, illiquid investments may not have an established trading market. In the absence of an established trading market, the Adviser will value such investments consistent with its Board-approved valuation procedures.




DERIVATIVE INSTRUMENT RISK


         The use of derivative instruments, such as options, futures contracts, and options on futures contracts, exposes the Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the Adviser anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument; and, particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position. If the Fund uses derivative instruments and the Adviser's judgment proves incorrect, the Fund's performance could be worse than if it had not used these instruments.



INDUSTRY RISK


         Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund's investments, if any, in multiple companies in a particular industry increase the Fund's exposure to industry risk.


MORE DETAILED INFORMATION ABOUT THE FUND, ITS POLICIES AND RISKS CAN BE FOUND IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION (SAI).


                        DISCLOSURE OF PORTFOLIO HOLDINGS


         The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report in being made. The Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which is filed with SEC no later than 60 days after the close of the first and third fiscal quarters. These required filings are publicly available on the SEC's website at "www.sec.gov". Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.



                             MANAGEMENT OF THE FUND


INVESTMENT ADVISER


         Nakoma Capital Management, LLC ("Nakoma" or the "Adviser"), 525 Junction Road Suite 8600, Madison, Wisconsin, 53717 is the Fund's adviser. Nakoma is registered as an investment adviser with the Securities and Exchange Commission.



         Subject to policies adopted by the Board of Trustees of the Fund (the "Board"), Nakoma directs the purchase or sale of investment securities in the day-to-day management of the Fund's investment portfolios. Nakoma, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for making the investment decisions necessary for managing the Fund and maintaining its organization. The Fund pays Nakoma an annual fee in monthly installments of 1.5% of the Fund's average daily net assets.


         After the Fund has commenced operations, a description of the basis for the Board approving the investment advisory contract with the Adviser will be available in the Fund's semi-annual report for fiscal period ending November 30, 2006.



         The Adviser may act as an investment adviser to other persons, firms, corporations and private investment funds. The Adviser may receive management fees that may be higher or lower than the advisory fees it receives from the Fund. Certain other clients of the Adviser may have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the Adviser's policy to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Fund. When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions will generally be averaged as to price and will share transaction costs pro rata.


PORTFOLIO MANAGERS



         Daniel Pickett is primarily responsible for the management of the Fund's portfolio and has had responsibility for the day-to-day management of the Fund since its inception. Mark Fedenia is also a portfolio manager of the Fund. Their biographies are set forth below.



         Mr. Pickett has been the Adviser's Chief Investment Officer since joining the Adviser in 2003. Prior to joining the Adviser, he served as Managing Director and Director of Research for Southridge Capital Management, a Connecticut hedge fund firm from 1997 to 2002. From 1988 to 1997, Mr. Pickett was Portfolio Manager and Director of Research at Columbus Circle Investors, and from 1986 to 1988, he served in the Equity Research department of American Family Insurance Group.



         Mr. Fedenia has been Managing Director of the Adviser since joining it in 2003. Mr. Fedenia is also a tenured member of the Finance Department at the University of Wisconsin-Madison. Since 1986, Mr. Fedenia has been the Director of the Applied Security Analysis Program at the University. From 1998 to 2000, Mr. Fedenia was a portfolio manager for PFP Management Company LLC. From 2000 to 2002, Mr. Fedenia developed portfolio accounting systems for Southridge Capital.



         The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts that they each manage and their ownership of Fund shares.


                             SHAREHOLDER INFORMATION



         This section discusses how to buy, sell or redeem shares in the Fund that are offered in this prospectus. References in this section to "in good order" mean that all information or other steps required in connection with a particular transaction have been provided or completed.



BUYING SHARES


MINIMUM INDIVIDUAL PURCHASE AMOUNT:


                                     MINIMUM PURCHASE
                                     AMOUNT

                                     INITIAL                 ADDITIONAL

Regular Accounts                     $1,000                  $100

Automatic investment plans           $1,000                  $100

IRAs                                 $1,000                  $100

The Fund, in its discretion, may waive the minimum purchase amount.


PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF THE FUND IF THEY ARE ELIGIBLE FOR SALE IN YOUR STATE OR JURISDICTION.


PAYMENTS TO INVESTMENT PROFESSIONALS AND FINANCIAL INSTITUTIONS


         The Adviser may compensate investment professionals and financial institutions (institutions) out of its own resources in connection with the sale or retention of Fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution's customers. These payments may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the "Fees and Expenses" section of the prospectus because they are not paid by the Fund.


         These payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the funds by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the Adviser. Certain institutions also may receive payments in recognition of sub-accounting, recordkeeping or other services they provide to shareholders who invest in the Fund.

   You can ask your institution for information about any payments it receives from the Adviser and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the Adviser in the SAI.


         Although the Fund may use brokers and dealers who sell shares of the Fund to effect portfolio transactions, the Fund does not consider the sale of Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.


INFORMATION ABOUT YOUR ACCOUNT


         This Fund is a no-load fund, which means that you may purchase or redeem shares directly at their NAV without paying a sales charge. However, you may be charged a fee or have higher investment minimums if you buy or sell shares through a securities dealer, bank or financial institution.


ANTI-MONEY LAUNDERING PROGRAM


         Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close an account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If an account is closed at the request of governmental or law enforcement authority, the shareholder may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.


         To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you.


         If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker or financial adviser. If the Fund cannot obtain the required information within a timeframe established in the fund's sole discretion, your application will be rejected.


         When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. The Fund may reject your application under its Anti-Money Laundering Program. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases, such as consumer reports from credit reporting agencies.


         The Fund will try to verify your identity within a timeframe established in the Fund's sole discretion. If the Fund cannot do so, the Fund reserves the right to close your account at the NAV next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes.


LIMITATIONS ON PURCHASES AND MARKET TIMING


MARKET TIMING GENERALLY


         The Fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Fund's policy to discourage short-term or frequent trading, often referred to as "market timing." Frequent trading in the Fund, such as by traders seeking short-term profits from market momentum and other timing strategies, may interfere with the management of the Fund's portfolio and result in increased administrative and brokerage costs and potential dilution in the value of shares. As money is moved in and out, the Fund may incur expenses related to buying and selling portfolio securities and these expenses are borne by Fund shareholders.


         Specifically, focus is placed on identifying redemption transactions that may be harmful to the Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a predetermined period of time. If frequent trading trends are detected, an appropriate course of action is taken, which course of action will be determined by consideration of, among other things, shareholder account transaction history. The Fund reserves the right to restrict or reject, without any prior notice, any purchase or exchange order, including transactions that, in the judgment of the Fund's Adviser, represent excessive trading, may be disruptive to the management of the Fund's portfolio, may increase the Fund's transaction costs, administrative costs or taxes, and those that may otherwise be detrimental to the interests of the Fund and its shareholders. The Fund also reserves the right to refuse, restrict or cancel purchase orders not accompanied by payment and to take such other actions in response to potential market timing activity as are described below.


MARKET TIMING CONSEQUENCES


         If information regarding your trading activity in the Fund is brought to the attention of the Fund's Adviser and based on that information the Fund or its Adviser in its sole discretion concludes that your trading may be detrimental to the Fund, the Fund may temporarily or permanently bar your future purchases in the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund). The Fund may refuse to sell shares to persons determined by the Fund to be potential market timers, even if any pre-determined limitations established on behalf of the Fund have not been reached.



         MARKET TIMING AND REDEMPTIONS THROUGH FINANCIAL INTERMEDIARIES


         You are an investor subject to the Fund's policies and procedures regarding frequent trading, whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an investment adviser, an administrator or trustee of a retirement plan that maintains a master account (an "Omnibus Account") with the Fund for trading on behalf of its customers.


RISKS FROM MARKET TIMERS


         Depending on various factors, including the size of the Fund, the amount of assets the Adviser typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades and the types of securities in which the Fund typically invests, short-term or frequent trading may interfere with the efficient management of the Fund's portfolio, increase the Fund's transaction costs, administrative costs and taxes and/or impact Fund performance.


         The Fund is currently using several methods to reduce the risks associated with market timing. These methods include:


-- Committing staff to periodically review trading activity in order to identify trading activity that may be contrary to the Fund's policies regarding frequent trading;


-- Seeking the cooperation of financial intermediaries to assist the Fund in identifying market timing activity.


Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders. There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect market timing in Omnibus Accounts. While the Fund will seek to take actions (directly and with the assistance of financial intermediaries) that will detect market timing, the Fund cannot represent that such trading activity can be minimized or completely eliminated.


INVOLUNTARY REDEMPTIONS


         The Fund reserves the right to close your account and redeem your shares involuntarily (1) if the account value falls below the Fund's minimum account level ($500), (2) to reimburse the Fund for any loss sustained by reason of a failure to make full payment for shares purchased, (3) to collect any charge relating to transactions effected for the benefit of your account which charge is applicable to the Fund's shares as provided in this Prospectus, (4) if you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed by the Adviser to be detrimental to the Fund (such as market timing), to the fullest extent permitted by law, or (5) for other good reasons as determined by the Fund's Adviser.


HOW TO INVEST IN THE FUND


PURCHASING SHARES


How to Purchase Shares from the Fund


      1. Read this Prospectus carefully

      2. Determine how much you want to invest keeping in mind the following minimums:

            A.    INITIAL INVESTMENTS

            o     All Accounts          $ 1,000

            B.    ADDITIONAL INVESTMENTS

            o     Dividend reinvestment No Minimum

            o     Automatic investment  $ 100
                  plan

            o     All other accounts $ 100

            The Fund may accept initial investments of (i) not less than $1,000 from investors who are related to or affiliated with shareholders who have invested $25,000 in the Fund and (ii) not less than $1,000 from directors of the Fund and employees and officers of Nakoma.


      3. Complete the Purchase Application accompanying this Prospectus, carefully following the instructions. For additional investments, complete the reorder form attached to your confirmation statements (the Fund have additional Purchase Applications and reorder forms if you need them). If you have any questions, please call 1-866-6NAKOMA (1-866-662-5662).


      4. Make your check payable to "Nakoma Absolute Return Fund." All checks must be drawn on U.S. banks. The Fund will not accept cash or third party checks, money orders, travelers checks, credit cards, credit card checks or other checks deemed to be high risk. UMBFS WILL CHARGE A $20 FEE AGAINST A SHAREHOLDER'S ACCOUNT FOR ANY PAYMENT CHECK OR ACH RETURNED FOR ANY REASON. THE FUND RESERVES THE RIGHT TO REJECT ANY PURCHASE ORDER FOR SHARES OF THE FUNDS.

      5.    Send the application and check to:

            BY FIRST CLASS MAIL

                  Nakoma Absolute Return Fund
                  c/o UMB Fund Services, Inc.

                  P.O. Box 2175 Milwaukee, WI 53201-2175


            BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL

                  Nakoma Absolute Return Fund
                  c/o UMB Fund Services, Inc.
                  803 West Michigan Street, Suite A
                  Milwaukee, WI 53233-2301

            PLEASE DO NOT SEND LETTERS BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL TO THE POST OFFICE BOX ADDRESS.


      6. Purchase orders received in good order as of the close of regular trading of the New York Stock Exchange (typically 4:00 p.m. Eastern
            Time) will receive that day's net asset value, and purchase orders received in good order after market close, will receive the next day's net asset value. Shareholders buying or selling through non-authorized agents will receive the net asset value next calculated after the Fund receives the order.

      7. TO PURCHASE SHARES BY WIRE, UMBFS MUST HAVE RECEIVED A COMPLETED APPLICATION AND ISSUED AN ACCOUNT NUMBER. If you wish to open an account by wire, please call 1-866-6NAKOMA (1-866-662-5662) prior to wiring funds. You should wire funds to:


                  UMB Bank, n.a.


                  ABA #101000695
                  For credit to Nakoma Absolute Return Fund

                  Account # 9871418286

                  For further credit to:
                        {Investor Account # _______}
                        {Name or Account Registration}
                        {Social Security or Taxpayer Identification Number}




        PLEASE REMEMBER THAT UMB BANK, N.A. MUST RECEIVE YOUR WIRED FUNDS PRIOR TO THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE FOR YOU TO RECEIVE SAME DAY PRICING. THE FUND AND UMB BANK, N.A. ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM, OR FROM INCOMPLETE WIRING INSTRUCTIONS.


PURCHASING SHARES FROM BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHERS


        Some broker-dealers may sell shares of the Fund. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or Nakoma.


        The Fund may enter into agreements with broker-dealers, financial institutions or other service providers (collectively, "Servicing Agents" and each a "Servicing Agent") that may include the Fund as an investment alternative in the programs they offer or administer. Servicing Agents may:


            o Become shareholders of record of the Fund. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agents. This also means that purchases made through Servicing Agents may not be subject to the minimum purchase requirements of the Fund.

            o Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund.

            o Charge fees for the services they provide to their customers. Also, the Fund and/or Nakoma may pay fees to Servicing Agents to compensate them for the services they provide their customers.

            o Be authorized to accept purchase orders on behalf of the Fund (and designate other Servicing Agents to accept purchase orders on the Fund's behalf). If the Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Fund's behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before market close will receive that day's net asset value, and all purchase orders received in good order by the Servicing Agent (or its designee) after market close will receive the next day's net asset value.

        If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent. When you purchase shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.



         If you purchase shares through a third party that is not authorized to accept purchases on behalf of the Fund, you will receive the net asset value next calculated after the Fund receives the order from such third party.



Automatic Investment Plan


        You can open an automatic investment plan with an initial investment of $1,000 and a minimum of $100 per transaction after you start your plan. On the day you select (you may choose the 5th, 10th, 15th, 20th, or 25th of the month), the amount you select is automatically transferred from your checking or savings account. There is no fee for this service, but if your purchase is rejected for any reason, you will be charged $20, your purchase will be cancelled and you will be responsible for any resulting losses to the Fund. You can terminate the automatic investment plan at any time by calling UMBFS at least five business days before your next scheduled withdrawal date. Your automatic investment plan will be terminated in the event two successive mailings we send to you are returned by the U.S. Post Office as undeliverable. If this occurs, you must contact shareholder services to reinstate your automatic investment plan. Certain changes to the plan upon reinstatement will require a Medallion Signature Guarantee.


Other Information about Purchasing Shares of the Fund



        The Fund may reject any purchase application for any reason. The Fund may accept purchase orders by telephone. The Fund will not issue certificates evidencing shares. Investors will receive a written confirmation for all purchases of shares. If you would like to purchase shares into a retirement account, please call 1-866-6NAKOMA (1-866-662-5662) for additional information.



REDEEMING SHARES


How to Redeem (Sell) Shares


      1. Prepare a letter of instruction containing:

            o     the name of the Fund(s)

            o     account number(s)

            o     the dollar amount or number of shares being redeemed

            o     the name(s) on the account

            o     daytime phone number


            o additional information that the Fund may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact shareholder services in advance at 1-866-6NAKOMA (1-866-662-5662) if you have any questions.


      2. Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

      3.    Obtain a Medallion Signature Guarantee in the following situations:

            o     The redemption request exceeds $50,000

            o The redemption proceeds are to be sent to a person other than the person in whose name the shares are registered

            o The redemption proceeds are to be sent to an address other than the address of record

            o The Fund receives the redemption request within 30 business days of an address change

            MEDALLION SIGNATURE GUARANTEES MUST BE OBTAINED FROM A PARTICIPANT IN A MEDALLION PROGRAM ENDORSED BY THE SECURITIES TRANSFER ASSOCIATION. PARTICIPANTS ARE TYPICALLY COMMERCIAL BANKS OR TRUST COMPANIES IN THE UNITED STATES, BROKERAGE FIRMS THAT ARE MEMBERS OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. OR MEMBERS OF THE NEW YORK STOCK EXCHANGE. A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SUBSTITUTE FOR A SIGNATURE GUARANTEE.

      4. Send the letter of instruction to:

            BY FIRST CLASS MAIL

                  Nakoma Absolute Return Fund
                  c/o UMB Fund Services, Inc.

                  P.O. Box 2175 Milwaukee, WI 53201-2175


            BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL


                  Nakoma Absolute Return Fund
                  c/o UMB Fund Services, Inc.
                  803 West Michigan Street, Suite A
                  Milwaukee, WI 53233-2301

            PLEASE DO NOT SEND LETTERS OF INSTRUCTION BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL TO THE POST OFFICE BOX ADDRESS.

How to Redeem (Sell) Shares through Servicing Agents


        If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.


Redemption Price


            o The redemption price per share you receive for redemption requests is the next determined net asset value after shareholder services receives your written request in good order with all required information; or

            o If the Fund have entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Fund, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day's net asset value, and all redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day's net asset value.


            o If you redeem shares through a third party that is not authorized to accept redemptions on behalf of the Fund, you will receive the net asset value next calculated after the Fund receives the order from such third party.





PAYMENT OF REDEMPTION PROCEEDS


            o When shareholders redeem shares other than through Servicing Agents, shareholder services will either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order with all required information, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by either Electronic Funds Transfer or wire. An Electronic Funds Transfer generally takes up to 3 business days to reach the shareholder's account whereas shareholder services generally wires redemption proceeds on the business day following the calculation of the redemption price. However, shareholder services may pay the proceeds of a redemption on a date no later than the seventh day after the redemption request.

            o For those shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures.

 Other Redemption Considerations


        When redeeming shares of the Fund, shareholders should consider the following:


            o     The redemption may result in a taxable gain.

            o As permitted by the 1940 Act, the Fund may delay the payment of redemption proceeds for up to seven days in all cases. It is the Fund's normal procedure to either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order with all required information or, if elected by the investor, transfer the redemption proceeds to a designated bank account by Electronic Funds Transfer or wire.

            o If you purchased shares by check, the Fund may delay the payment of redemption proceeds until it is reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).

            o The Fund currently charges $15 for each wire redemption but does not charge a fee for Electronic Funds Transfers.

            o The Fund may pay redemption requests "in kind." This means that the Fund may pay redemption requests entirely or partially with liquid securities rather than cash. Shareholders who receive a redemption "in kind" may incur costs to dispose of such securities.

                         OTHER FUND AND ACCOUNT POLICIES


CALCULATING SHARE PRICE



         The price at which you buy or sell Fund shares is the net asset per share price or NAV. The NAV is calculated by dividing the Fund's net assets by the number of its shares outstanding. The NAV is calculated at the close of regular trading of the NYSE (normally 4:00 p.m. Eastern Time) each business day the NYSE is open. It is not calculated on days the NYSE is closed for trading. The NYSE is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The price for a purchase or redemption of fund shares is the NAV next calculated after receipt of your request. The share price is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that amount by the total number of shares outstanding.



         The Fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the closing of the trading market that materially affects the values, assets may be valued at their fair value. If the Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business, the value of shares may change on days that you cannot buy or sell shares. Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.


         Generally, trading in U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. The Fund may rely on third party pricing vendors to monitor for events materially affecting the value of these securities during this period. If an event occurs the third party pricing vendors will provide revised values to the Fund.



         FAIR VALUATION -- INDIVIDUAL SECURITIES. Since the Fund may invest in securities that are relatively illiquid, there is the possibility of a differential between the last available market prices for one or more of those securities and the latest indications of market values for those securities. The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). The Fund's Board of Trustees has delegated to responsibility for fair valuation of securities to the Adviser, which has created a Valuation Committee to implement the Fund's fair valuation guidelines. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.



The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were able to sell the security at approximately the time at which the Fund determines its NAV per share.


EXCHANGE TRADED SECURITIES. Securities traded or dealt in upon one or more securities exchange (whether domestic or foreign, including the National Association of Securities Dealers' Automated Quotation System ("NASDAQ")) and not subject to restrictions against resale shall be valued:


(i) at the last quoted sales price or, in the absence of a sale,


(ii) at the mean of the last bid and asked prices.


NON-EXCHANGE TRADED SECURITIES. Securities not traded or dealt in upon any securities exchange for which over-the-counter market quotations are readily available generally shall be valued at the mean of the current bid and asked prices.


MONEY MARKET INSTRUMENTS. Notwithstanding anything to the contrary, money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless the Adviser believes another valuation is more appropriate. Municipal daily or weekly variable rate demand instruments may be priced at par plus accrued interest.


SECURITIES TRADED ON MORE THAN ONE EXCHANGE. If a security is traded or dealt in on more than one exchange, or on one or more exchanges and in the over-the-counter market, quotations from the market in which the security is primarily traded shall be used.


CURRENCIES AND RELATED ITEMS. The value of foreign currencies shall be translated into U.S. dollars based on the mean of the current bid and asked prices by major banking institutions and currency dealers.


OPTIONS. The Fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the Fund holds is its last sale price on the relevant exchange before the Fund values its assets. If there are no sales that day, at the mean of the last closing bid and ask prices if the Fund believes the valuation fairly reflects the contract's market value. Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.


STATEMENTS, REPORTS AND PROSPECTUSES. You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account. You also will receive the Fund's financial reports every six months as well as an annual updated prospectus.


INVESTMENT REPRESENTATIVE ACCOUNT ACCESS. If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.


JOINT ACCOUNTS. Unless you specify a different registration, shares issued to two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to jointly owned shares, or to sever a joint tenancy in jointly owned shares, all owners must agree in writing.


ADDITIONAL POLICIES. Please note that the Fund maintains additional policies and reserves certain rights, including:


-- The Fund may restrict, reject or cancel any purchase orders.


-- The Fund may modify, suspend, or terminate telephone/online privileges at any time.


-- The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.


-- Normally, redemption proceeds are paid out by the next business day, but payment may take up to seven days if making immediate payment would adversely affect the Fund.


-- In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.


-- For redemptions over a certain amount, the Fund may pay redemption proceeds in securities or other assets rather than cash if the Adviser determines it is in the best interest of the Fund, consistent with applicable law.


-- You may only buy shares of the Fund if they are eligible for sale in your state or jurisdiction.


-- To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.


                             DISTRIBUTIONS AND TAXES



DISTRIBUTIONS


         To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. The Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. However, because the principal investment goal of the Fund is to invest in both long and short positions in equity securities, it is anticipated that a smaller portion of the income dividends paid to you by the Fund will be qualified dividend income eligible for taxation by individuals at long-term capital gain rates than if the Fund invested in only long positions in equity securities. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long you have held shares of the Fund. Distributions are made at the class level, so they may vary from class to class within the Fund.


         You have two distribution options:


            o AUTOMATIC REINVESTMENT OPTION - Both dividend and capital gains distributions will be reinvested in additional shares of the Fund.

            o ALL CASH OPTION - Both dividend and capital gains distributions will be paid in cash.


         You may make your distribution election on the Purchase Application. You may change your election by writing to the Fund's transfer agent, UMB Fund Services, Inc. ("UMBFS") or by calling 1-866-6NAKOMA (1-866-662-5662).



DISTRIBUTION SCHEDULE


         Dividends and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your dividend may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


HOW DISTRIBUTIONS AFFECT THE FUND'S NAV


         Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.


"BUYING A DIVIDEND"


         If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of the Fund close to year-end, you should consult with your financial intermediary as to potential tax consequences of any distributions that may be paid shortly after purchase. For your convenience, Fund distributions of dividends and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES


         As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.


         The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.


TAXES ON DISTRIBUTIONS


         Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. The Fund's dividends and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. As a result, although the Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Account tax information will be made available to shareholders on or before January 31st of each year. Information regarding dividends and distributions may also be reported to the Internal Revenue Service.


         Income dividends and net capital gains distributions made by the Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


         Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.


         The Fund may be required to withhold U.S. federal income tax on all taxable distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.


TAXATION OF THE FUND


         Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to foreign tax withholding or other foreign taxes. If the Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.


         Certain of the Fund's transactions involving short sales, futures, options, swap agreements, hedged investments and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount and timing of distributions to shareholders. The Fund will monitor its transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.


         The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.





                              FINANCIAL HIGHLIGHTS


         Financial information is not provided because, as of the date of this prospectus, the Fund had not commenced operations.


                                 PRIVACY NOTICE


The Fund collects non-public personal information about you from the following sources:




     o    Information we receive about you on applications or other forms;

     o    Information you give us orally; and/or

     o    Information about your transactions with us or others.




         WE DO NOT DISCLOSE ANY NON-PUBLIC PERSONAL INFORMATION ABOUT OUR SHAREHOLDERS OR FORMER SHAREHOLDERS WITHOUT THE SHAREHOLDER'S AUTHORIZATION, EXCEPT AS PERMITTED BY LAW OR IN RESPONSE TO INQUIRIES FROM GOVERNMENTAL AUTHORITIES. WE MAY SHARE INFORMATION WITH AFFILIATED PARTIES AND UNAFFILIATED THIRD PARTIES WITH WHOM WE HAVE CONTRACTS FOR SERVICING THE FUND. WE WILL PROVIDE UNAFFILIATED THIRD PARTIES WITH ONLY THE INFORMATION NECESSARY TO CARRY OUT THEIR ASSIGNED RESPONSIBILITY. ALL SHAREHOLDER RECORDS WILL BE DISPOSED OF IN ACCORDANCE WITH APPLICABLE LAW. WE MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS TO PROTECT YOUR NON-PUBLIC PERSONAL INFORMATION AND REQUIRE THIRD PARTIES TO TREAT YOUR NON-PUBLIC PERSONAL INFORMATION WITH THE SAME HIGH DEGREE OF CONFIDENTIALITY.


         IN THE EVENT THAT YOU HOLD SHARES OF THE FUND THROUGH A FINANCIAL INTERMEDIARY, INCLUDING, BUT NOT LIMITED TO, A BROKER-DEALER, BANK OR TRUST COMPANY, THE PRIVACY POLICY OF YOUR FINANCIAL INTERMEDIARY WOULD GOVERN HOW YOUR NON-PUBLIC PERSONAL INFORMATION WOULD BE SHARED WITH UNAFFILIATED THIRD PARTIES.


                                OTHER INFORMATION


You can learn more about the Fund in the following documents:


ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS


         Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports. In the Fund's annual report you will find a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and, in the annual report only, report of the independent registered public accounting firm. After the Fund has commenced operations, you may obtain these reports at no cost through your investment representative or by e-mailing or calling us at the address and number below.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


         Contains more information about the Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus). For a free copy of the SAI, please contact your investment representative, call us at the number listed below, or write to us at the address listed below. You also can obtain information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (phone (202) 551-8090) or the EDGAR Database on the Securities and Exchange Commission's Internet site at www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the Securities and Exchange Commission's Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.


WHERE TO GET INFORMATION


         The SAI and the annual and semi-annual reports are available to shareholders and prospective investors without charge, simply by calling 1-866-6NAKOMA (1-866-662-5662). The Fund does not have an Internet web site and, therefore, it does not make its SAI and annual and semi-annual reports available on the internet.



        Prospective investors and shareholders who have questions about the Fund may also call the following number or write to the following address:


            Nakoma Absolute Return Fund
            c/o UMB Fund Services, Inc.

            P.O. Box 2175 Milwaukee, WI 53201-2175
            Telephone: 1-866-6NAKOMA (1-866-662-5662)


        The general public can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call (202) 551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Fund are also available at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to:


            Public Reference Section
            Securities and Exchange Commission
            Washington, D.C. 20549-0102



       Please refer to the Fund's Investment Company Act File No. 811-21865 when seeking information about the Fund from the Securities and Exchange Commission.

--------------------------------------------------------------------------------


A registration statement relating to shares of the Nakoma Absolute Return Fund has been filed with the Securities and Exchange Commission, but has not yet become effective. The information in this Statement of Additional Information ("SAI") is not complete and may be changed. Shares of the Nakoma Absolute Return Fund may not be sold until the registration statement is effective. This SAI is not an offer to sell shares of this Fund and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

--------------------------------------------------------------------------------

                           NAKOMA ABSOLUTE RETURN FUND
                       STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 25, 2006


THIS STATEMENT OF ADDITIONAL INFORMATION (SAI) IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO THE INFORMATION IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS, DATED MAY 25, 2006, WHICH WE MAY AMEND FROM TIME TO TIME, CONTAINS THE BASIC INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN THE FUND. YOU SHOULD READ THIS SAI TOGETHER WITH THE FUND'S PROSPECTUS.


FOR A FREE COPY OF THE CURRENT PROSPECTUS OR ANNUAL REPORT, CONTACT YOUR INVESTMENT REPRESENTATIVE, OR CALL 1-866-6NAKOMA (1-866-662-5662).

                                    CONTENTS


Fund History...................................................................1


Investment Objective, Strategies and Risks.....................................1


Disclosure of Portfolio Holdings..............................................15


Officers and Trustees.........................................................15


Code of Ethics and Proxy Voting Guidelines and Procedures.....................17


Investment Advisory and Other Services........................................20


Portfolio Transactions........................................................23


Taxation of the Fund..........................................................24


Organization, Voting Rights and Principal Holders.............................25


Payments to Intermediaries, Other Fees........................................26


Further Information Related to Your Account...................................26


Pricing of Shares.............................................................27


Registration Statement........................................................29


Financial Statements..........................................................29


Appendix A....................................................................29

1




                                  FUND HISTORY




     The name of the fund is Nakoma Absolute Return Fund (the "Fund"). The Fund is a series of Nakoma Mutual Funds, an open-end, diversified management investment company, commonly called a mutual fund, that was organized as a statutory trust in Delaware in March 2006 and registered with the Securities and Exchange Commission (SEC). The Fund's investment adviser is Nakoma Capital Management, LLC ("Nakoma" or the "Adviser").



     The Fund currently offers one class of shares of common stock. The Fund may offer additional classes of shares in the future.


     Each share represents a proportionate interest in the Fund's assets. All shares have the same voting and other rights and preferences. The shares have noncumulative voting rights. For elections of members of the Fund's Board of Directors (the "Board"), this gives holders of more than 50% of the shares the ability to elect all of the members of the Board. If this happens, holders of the remaining shares entitled to vote will not be able to elect anyone to the Board.


     The Fund does not intend to hold annual shareholder meetings and is not required to do so. The Fund may hold special meetings, however, for matters requiring shareholder approval. A special meeting may also be called by the Board and certain officers in their discretion.




                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



     Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.


     If a bankruptcy or other extraordinary event occurs concerning a particular security the Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.


     The Fund has adopted certain investment restrictions as fundamental policies. A fundamental policy may only be changed if the change is approved by
(i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.


                         FUNDAMENTAL INVESTMENT POLICIES


     The Fund may not:



         (1) Invest 25% or more of the value of its total assets in any particular industry or groups of industries (other than U.S. Government securities and securities of other investment companies).



         (2) Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.


         (3) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).


         (4) Lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).


         (5) Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.










         (6) Borrow money, except in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of portfolio shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and
               (iv) for investment purposes in accordance with the Fund's investment policies. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.


         (7) Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 6 above, making loans in accordance with paragraph 4 below, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph (a) below, are not deemed to be senior securities.


          (8) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.



     The Fund's Board of Trustees (the "Board") has adopted additional investment restrictions for the Fund. These restrictions are operating policies of the Fund and may be changed by the Board without shareholder approval. The additional restrictions adopted by the Board to date include the following:


         (a) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.


         (b) The Fund may not mortgage, pledge, hypothecate or in manner transfer any securities or other assets owned or held by the Fund except in connection with permitted borrowings and in connection with margin deposits, security interests, liens and collateral arrangements with respect to transactions involving short sales, options, futures contracts and other permitted investment techniques.


         (c) The Fund does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Board, or the Fund's investment adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper, and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.


          (d) The Fund may not invest in companies for the purpose of exercising control of management.



          (e) The Fund may not invest in foreign securities that are not traded in the United States.




         For purposes of the Fund's policies on investing in particular industries, the Fund will rely primarily on industry or industry group classifications as published by Thomson Financial. To the extent that Thomson Financial industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Fund may further classify issuers in accordance with standard industry classifications as published by the SEC.


BORROWING



     The Fund may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, the Fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days not including Sundays and holidays) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. An increase in the Fund's percentage of borrowings due to a change in the value or liquidity of portfolio securities which exceeds the Fund's borrowing limits after three days (not including Sundays and holidays) will be considered a violation of the Fund's fundamental borrowing policy. In addition to borrowing for leverage purposes, the Fund also may borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows the Fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.



     The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Because substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.


SHORT SALES


     In a short sale, the Fund sells a security it does not own in anticipation of a decline in the market value of that security or in an effort to hedge risks of other securities held long. To complete a short sale, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund will realize a gain if the security declines in price between those same dates. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.


     The Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that the borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens, the Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.


     Until the Fund closes its short position or replaces the borrowed security, the Fund will designate liquid assets it owns (other than the short sales proceeds) as segregated assets to the books of the broker and/or its custodian in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner will be increased or decreased each business day equal to the change in market value of the Fund's obligation to purchase the security sold short. If the lending broker requires the Fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Fund is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim than the obligation that is being covered. The Fund believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at exercise price that covers the obligation), or by the Fund's segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Fund's borrowing restrictions. This requirement to segregate assets limits the Fund's leveraging of its investments and the related risk of losses from leveraging. The Fund also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.


CASH POSITION



     As discussed in the Prospectus, the Fund's cash position may temporarily increase for defensive purposes. These short-term instruments include rated commercial paper and variable amount master demand notes; United States dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the United States Government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of a Fund; securities of other mutual funds that invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to an advisory fee); and other similar high-quality short-term United States dollar-denominated obligations. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Fund may purchase commercial paper consisting of issues rated at the time of purchase within the two highest rating categories by Standard & Poor's, Fitch or Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. The Fund also may invest in commercial paper that is not rated but that is determined by the Advisor to be of comparable quality to instruments that are so rated. For a description of the rating categories of Standard & Poor's, Fitch and Moody's, see Appendix A. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Variable rate demand obligations ("VRDO") are securities in which the interest rate is adjusted at pre-designated periodic intervals. VRDOs may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice.


ILLIQUID INVESTMENTS



     The Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Board has authorized Nakoma to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper, and municipal lease obligations purchased by the Fund. Under the guidelines established by the Board, Nakoma will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers;
(iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Nakoma will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Fund's liquidity procedures if traded in that market. Such securities will be treated as "restricted" if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933.


     If illiquid securities exceed 15% of the Fund's net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the portfolio managers may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of the Fund to decline.


SECURITIES LENDING


     The Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Nakoma makes efforts to balance the benefits and risks from granting such loans. The Fund will not have the right to vote on securities while they are being lent; however, the Fund may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Nakoma to the extent consistent with exemptive relief obtained from the SEC. Cash collateral may also be invested in unaffiliated money market funds or other accounts.





ZERO COUPON, STEP COUPON, AND PAY-IN-KIND SECURITIES



     Within the parameters of its specific investment policies, the Fund may invest up to 5% of its assets in zero coupon, pay-in-kind, and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of the Fund's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).



     Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder (the "Code"), the Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because the Fund will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Fund might obtain such cash from selling other portfolio holdings which might cause the Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.


     Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.


INVESTMENT COMPANY SECURITIES, INCLUDING EXCHANGE TRADED FUNDS


     From time to time, the Fund may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) prohibits the Fund from acquiring: (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of the Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by the Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to the Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or
(ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company.


     Investment companies may include index-based investments such as exchange-traded funds ("ETFs"), which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Some ETFs have obtained exemptive orders permitting other investment companies, such as the Fund, to acquire their securities in excess of the limits of sec.12(d)(1).


DEPOSITARY RECEIPTS



     The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Fund's Prospectus.



     POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.


     REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.


     MARKET RISK. Foreign securities markets may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder the Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.



U.S. GOVERNMENT SECURITIES


     To the extent permitted by its investment objective and policies, the Fund may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which the Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which the Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations.


     There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.


FUTURES, OPTIONS, AND OTHER DERIVATIVE INSTRUMENTS


     FUTURES CONTRACTS. The Fund may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies, or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.


     The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and currently may be maintained in cash or certain other liquid assets by the Fund's custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. Nakoma will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian or with the FCM. The FCM may not maintain margin assets with the Fund's custodian or subcustodian and is required to hold such accounts directly with the FCM.


     The Fund may enter into futures contracts and related options as permitted under CFTC Rule 4.5. The Fund has claimed exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Fund is not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.


     Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because the Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.


     The Fund may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Fund may also enter into futures contracts to protect the Fund from fluctuations in the value of individual securities or the securities markets generally, or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. The Fund may also use this technique with respect to an individual company's stock. To the extent the Fund enters into futures contracts for this purpose, the segregated assets maintained to cover the Fund's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Fund with respect to the futures contracts. Conversely, if the Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if the Fund holds an individual company's stock and expects the price of that stock to decline, the Fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.


     If the Fund owns bonds and the portfolio managers expect interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of the Fund's interest rate futures contract will increase, thereby keeping the net asset value of the Fund from declining as much as it may have otherwise. If, on the other hand, the portfolio managers expect interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.


     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio managers still may not result in a successful use of futures.


     Futures contracts entail risks. Although the Fund believes that use of such contracts will benefit the Fund, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts if the portfolio managers' investment judgment proves incorrect. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio managers must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.


     The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.


     Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.


     Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.


     OPTIONS ON FUTURES CONTRACTS. The Fund may buy and write put and call options on futures contracts. An option on a future gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying. If a call or put option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.


     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates. The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.


     FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Fund may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies, or other financial instruments. Currently, the Fund does not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.


     The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Fund may invest for nonhedging purposes such as seeking to enhance return. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio managers believe there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").


     These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another removes the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its portfolio managers' projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.


     The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges, and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating assets, the Fund may buy call options permitting the Fund to buy the amount of foreign currency being hedged by a forward sale contract or the Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.


     While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. In addition, the Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.


     OPTIONS ON FOREIGN CURRENCIES. The Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.


     Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.


     The Fund may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.


     Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.


     The Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or other liquid assets in a segregated account with the Fund's custodian.


     The Fund also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.


     OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Fund may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Fund may write and buy options on the same types of securities that the Fund may purchase directly.


     A put option written by the Fund is "covered" if the Fund: (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Fund's custodian or (ii) holds a put on the same security and in the same principal amount as the put written, and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.


     A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and other liquid assets in a segregated account with its custodian. The Fund also may write call options that are not covered for cross-hedging purposes. The Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. The Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio managers believe that writing the option would achieve the desired hedge.


     The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.


     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought.


     There is no guarantee that either a closing purchase or a closing sale transaction can be effected.


     In the case of a written call option, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit the Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security.


     The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.


     An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions, or other restrictions imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.


     The Fund may write options in connection with buy-and-write transactions. In other words, the Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.


     The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price. The Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.


     The Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

     The Fund may write straddles (combinations of put and call options on the same underlying security), which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that the Fund has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.


     EURODOLLAR INSTRUMENTS. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to LIBOR, although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.



     ADDITIONAL RISKS OF OPTIONS ON FORWARD CONTRACTS. Unlike transactions entered into by the Fund in futures contracts, options on forward contracts are not traded on contract markets regulated by the CFTC or by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.



     Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.






     CFTC INFORMATION. The Commodity Futures Trading Commission (the "CFTC"), a federal agency, regulates trading activity pursuant to the Commodity Exchange Act, as amended (the "CEA"). The CFTC requires the registration of a Commodity Pool Operator (a "CPO"), which is defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in a commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which files a notice of eligibility. The Fund has filed a notice of eligibility claiming exclusion from the status of CPO and, therefore, is not subject to registration or regulation as a CPO under the CEA.





                        DISCLOSURE OF PORTFOLIO HOLDINGS







   Public Disclosure





         The Fund is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with each fund's annual and semi-annual reports on form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. These filings are generally available within sixty days of the end of the Fund's fiscal quarter. Until such time as this information is filed, it will be Nonpublic Holdings Information, as defined below, and subject to the Funds' procedures regarding the disclosure of Nonpublic Holdings Information.


Nonpublic Disclosure


         The Fund's Board of Trustees has adopted policies and procedures (the "Disclosure Policies"), which prohibit the release of information concerning portfolio holdings, or information derived therefrom ("Nonpublic Holdings Information"), that has not been made public through SEC filings. Different exceptions to this prohibition are made depending on the type of third party that receives the Nonpublic Holdings Information. The Disclosure Policies are designed to prevent the use of portfolio holdings information to trade against the Fund, or otherwise use the information in a way that would harm the Fund, and to prevent selected investors from having nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.


         Disclosure within the Adviser and to Fund Trustees. Nonpublic Holdings Information and information derived therefrom may be provided to any individuals employed by the Adviser and who have a need to know the information, such as investment, compliance, and operations personnel, without prior approval. The Adviser's employees are bound by the Disclosure Policies and by the Adviser's Code of Ethics which precludes them from trading on the basis of Nonpublic Holdings Information.


         Nonpublic Holdings Information and information derived therefrom also may be provided to Fund Trustees and certain Fund service providers, such as counsel, as part of the materials for regular or special Board of Trustees meetings without prior approval. These parties have pre-existing fiduciary duties or duties of confidentiality arising from the Fund's Code of Ethics or from established rules of professional responsibility and ethical conduct. These parties are not required to enter into written confidentiality agreements prior to receipt of Nonpublic Holdings Information, and therefore, the Fund would be precluded from pursuing a breach of contract claim against such a party if that party misused Nonpublic Holdings Information.


         Disclosure to Fund Service Providers and Prospective Service Providers. Nonpublic Holdings Information may be provided to organizations that provide or propose to provide services to the Fund, such as custodians, administrators, transfer agents, securities lending agents, outside accountants, outside counsel, proxy voting organizations, financial printers, pricing services and the like, provided that such organization has entered into a written agreement with the Fund to maintain the information in confidence and use the information only for the purpose for which it is provided, and not to trade on the basis of such information. Before Nonpublic Holdings Information is provided to a new service provider or a prospective service provider, the Fund's Chief Compliance Officer must approve the provision of the information as being made strictly on a need to know basis and in the best interest of the fund involved. Any such determination made during a calendar quarter shall be reported to the Fund's Board of Trustees at the next quarterly meeting.


         Disclosure to Investors, Prospective Investors, and Investor Consultants. Nonpublic Holdings Information may not be provided to investors, prospective investors or investor consultants without prior approval of the Funds' Chief Compliance Officer. The Chief Compliance Officer will only approve such disclosure after (1) concluding that disclosure is in the best interests of the relevant Fund and its shareholders, (2) considering any conflict of interest between the Fund and its shareholders on the one hand and the Fund's adviser and the adviser's affiliates on the other hand, and (3) the recipient has agreed in writing to maintain the confidentiality of the Nonpublic Holdings Information and not to trade on the basis of any such information that is material nonpublic information. If the Chief Compliance Officer determines that there is a conflict of interest between the Fund and its shareholders on the one hand and the Fund's adviser on the other hand, he or she will approve such disclosure only if he or she determines that such conflict is materially mitigated by the execution of a confidentiality agreement and that, despite such conflict of interest, disclosure is in the best interests of the relevant Fund and its shareholders. The Funds' Chief Compliance Officer is responsible for the creation of a written record that states the basis for the conclusion that the disclosure is in the best interests of the relevant Fund and its shareholders and reporting on such disclosure at the next quarterly Board of Trustees meeting.


         Disclosure to Fund Ranking and Ratings Organizations. Nonpublic Holdings Information may be provided to organizations that provide mutual fund rankings and ratings, such as Morningstar, Lipper, Moody's, Standard & Poor's, and Thompson Financial and to entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that the recipient has entered into a written agreement with the Fund to maintain the information in confidence and use the information only for the purpose for which it is provided, and not to trade on the basis of any such information that is material nonpublic information.


         Disclosure as Required by Applicable Law. Nonpublic Holdings Information may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.


         Disclosure of Limited Holdings. Portfolio managers, analysts and other personnel of the Adviser may discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of fund shares or their representatives. In no case will a material number of portfolio holdings be provided that have not yet been filed with the SEC unless the recipient has agreed in writing to maintain the confidentiality of such information and not to trade on the basis of any such information which is material nonpublic information. Materiality is a subjective judgment, however, and there is a risk that information deemed immaterial by the portfolio manager, analyst, or other employee of the Adviser could be used in a manner adverse to the Fund and its shareholders. In addition, brokers and dealers may be provided with individual portfolio holdings in order to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services) or in connection with portfolio transactions.


     No Compensation or Consideration. Neither the Fund, nor its investment advisor or any trustee, director, officer or employee of either will solicit or accept any compensation or other consideration in connection with the disclosure of Nonpublic Holdings Information.


     The Fund's Chief Compliance Officer must provide a quarterly report to the Fund's Board of Trustees addressing these policies and procedures.







                              OFFICERS AND TRUSTEES


     The Fund has a Board of Trustees. Each trustee will serve until that person resigns and/or a successor is elected and qualified. The Board is responsible for the overall management of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The name, age and address of the officers and Board members, as well as their positions with the Fund, and principal occupations during the past five years are shown below.


INDEPENDENT BOARD TRUSTEES



                                                                                                    OTHER COMPANY

                                LENGTH OF TIME           PRINCIPAL           OCCUPATION DURING      DIRECTORSHIPS

NAME, AGE* AND ADDRESS             SERVED**              POSITION             PAST FIVE YEARS            HELD
------------------------------------------------------------------------------------------------------------------------------------
Antonio Mello, 47              Since Inception            Trustee              Professor of              None
                                                                            Finance, School of
                                                                                 Business,
                                                                               University of
525 Junction Road Suite                                                     Wisconsin, Madison
8600, Madison, Wisconsin,                                                      1995-Present
53717

                                                                             Alliance of BCP,
                                                                             Managing Director
                                                                             and Head of Corp.
                                                                             Finance 2001-2002
                                                                              (on leave from
                                                                                UW-Madison)



Marla Ahlgrimm, 50             Since Inception            Trustee           Founder and Chair,           None
                                                                              Women's Health
                                                                              American, Inc.
525 Junction Road Suite                                                        1993-Present
8600, Madison, Wisconsin,
53717

Thomas Poehling, 40            Since Inception            Trustee               President,               None
                                                                             Poehling Capital
                                                                                Management
525 Junction Road Suite                                                        2004-Present
8600, Madison, Wisconsin,
53717
                                                                            Financial Advisor,
                                                                            AXA Advisors, LLC,
                                                                                 1990-2004

John W. Feldt, 64


University of Wisconsin        Since Inception            Trustee        Senior Vice President-      Director of Thompson
Foundation                                                               Finance, University of       Plumb Funds, Inc., a
1848 University Ave.                                                      Wisconsin Foundation      mutual fund complex of
Madison, WI 53726-4090                                                        1985-Present              which Mr. Feldt
                                                                                                     oversees 2 portfolios;
                                                                                                      Director of Baird
                                                                                                    Funds, Inc.; a mutual
                                                                                                    fund complex of which
                                                                                                     Mr. Feldt oversees 8
                                                                                                          portfolios



INTERESTED BOARD TRUSTEES AND FUND OFFICERS

                                                                                                    OTHER COMPANY

                                LENGTH OF TIME           PRINCIPAL           OCCUPATION DURING      DIRECTORSHIPS

NAME, AGE* AND ADDRESS             SERVED**              POSITION             PAST FIVE YEARS          HELD***
------------------------------------------------------------------------------------------------------------------------------------
Daniel Pickett, 42             Since Inception      Trustee, President       Chief Investment            None
                                                                             Officer, Managing
                                                                             Director, Nakoma
                                                                            Capital Management
525 Junction Road Suite                                                        2003-Present
8600, Madison, Wisconsin,
53717
                                                                             Managing Director
                                                                              and Director of
                                                                               Research for
                                                                            Southridge Capital
                                                                                Management
                                                                                 1997-2002

Mark Fedenia, 51               Since Inception            Trustee           Managing Director,           None
                                                                              Nakoma Capital
                                                                                Management
525 Junction Road Suite                               Vice President,          2003-Present
8600, Madison, Wisconsin,                               Investments
53717
                                                                              Director of the
                                                                             Applied Security
                                                                             Analysis Program,
                                                                            School of Finance,
                                                                               University of
                                                                               Wisconsin at
                                                                                  Madison
                                                                               1986-Present

Robyn Rannow, 50               Since Inception     Treasurer, Secretary,     Chief Compliance            None
                                                     Chief Compliance         Officer, Nakoma
                                                    Officer, Anti-Money     Capital Management
525 Junction Road Suite                             Laundering Officer         2004-Present
8600, Madison, Wisconsin,
53717
                                                                                Development
                                                                                 Manager,
                                                                               American Red
                                                                               Cross- Badger
                                                                             Chapter 1995-2004






----------------------------


* As of December 31, 2005.



**Each of the Fund's officers was appointed at the Fund's initial organizational meeting on May 19, 2006.



*** N/A for Fund Officers.


 COMPENSATION



     Interested Board members and fund officers are not compensated by the Fund. The Fund pays noninterested Board members $4000 per year and reimburses reasonable travel and expense costs related to attending meetings. The following table provides the total fees paid to noninterested Board members by the Fund.



                                                            ESTIMATED AGGREGATE
                                                                COMPENSATION
NAME                                                          FROM THE FUND(1)
-----------------------------------------------------------------------------

Antonio Mello                                                       $4000

                                                                    $4000
Marla Ahlgrimm

Thomas Poehling                                                     $4000

John W. Feldt                                                       $4000
--------------------------

1  For the fiscal year ending May 31, 2007.



     Noninterested Board members are reimbursed by the Fund for expenses incurred in connection with attending board meetings.


TRUSTEE OWNERSHIP OF FUND SHARES



     The following tables provide the estimated dollar range of equity securities beneficially owned by the Board members of the Fund on May 19, 2006.



                                                     DOLLAR RANGE OF SHARES
NAME                                                      IN THE FUND
-----------------------------------------------------------------------------

Antonio Mello                                                 None
Marla Ahlgrimm                                                None
Thomas Poehling                                               None
Daniel Pickett                                          $50,001-$100,000
Mark Fedenia                                                  None
John W. Feldt                                                 None

     As of May 19, 2006, for organizational purposes only, Daniel Pickett beneficially owned all of the outstanding shares of the Fund, and because he is an officer and trustee of the Fund, the trustees and officers as a group owned all of the outstanding shares. It is contemplated that soon after the initial public offering of shares of the Fund, Mr. Pickett's ownership of the shares of the Fund will decrease as a percentage of the Fund's outstanding shares. The Board members and Fund officers may own shares in other pooled investment vehicles or management accounts managed by Nakoma Capital Management.



BOARD COMMITTEE


Audit Committee



        The Board has created an audit committee whose members consist of Antonio Mello and Thomas Poehling, each of whom is a non-interested Director. The primary functions of the audit committee are to select the independent registered public accounting firm to be retained to perform the annual audit of the Fund, to review the results of the audit, to review the Fund's internal controls, to approve in advance all permissible non-audit services performed by the independent auditors and to review certain other matters relating to the Fund's independent registered public accounting firm and financial records. The Board has no other committees.





                               CODES OF ETHICS AND
                     PROXY VOTING GUIDELINES AND PROCEDURES



     The Fund, the Adviser and the Distributor have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. Under the codes of ethics, employees who are designated as access persons may engage in personal securities transactions, but are subject to certain limitations and reporting obligations. Each code of ethics is on file with, and available from, the SEC.


     The Board has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's Adviser, Nakoma Capital Management, in accordance with the Proxy Voting Guidelines and Procedures (Policies) adopted by the Adviser, which are set forth below. These guidelines are not an exhaustive list of all the issues that may arise and the Adviser cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.


Proxy Voting Guidelines and Procedures


I.       General Policies and Potential Conflicts of Interest


A.       General Policies


Nakoma Capital Management L.L.C. ("Nakoma") has adopted these proxy voting policies and guidelines (the "Policies") with respect to securities owned by clients for which Nakoma serves as investment adviser and has the power to vote proxies. Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act") requires investment advisers that have voting authority with respect to securities held in their clients' accounts to exercise a duty of care by monitoring corporate actions and voting proxies. To satisfy its duty of loyalty, an adviser must cast proxy votes in the best interests of its clients and not in a way that advances the adviser's interests above those of its clients. In addition to these SEC requirements governing registered investment advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).


The Policies are designed to reasonably ensure that Nakoma votes proxies in the best interest of clients for which it has voting authority, and describe how Nakoma addresses material conflicts between its interests and those of its clients with respect to proxy voting. Under the Policies, Nakoma will generally vote proxies by considering those factors that would affect the value of the securities held in clients' accounts.


As a general matter, Nakoma maintains a consistent voting position with respect to similar proxy proposals made by various issuers. However, Nakoma recognizes that there are certain types of proposals that may result in different voting positions being taken with respect to the different issuers. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering adequate justification. In addition, Nakoma generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. Nakoma reviews proxy issues on a case-by-case basis, and there are instances when our judgment of the anticipated effect on the best interests of our clients may warrant exceptions to the policies on specific issues set forth in Section II herein.


B.       Conflicts of Interest


Nakoma is responsible for identifying potential conflicts of interest in the process of voting proxies on behalf of its clients. Examples of potential conflicts of interest include situations where Nakoma or personnel of Nakoma:
(1) provide services to a company whose management is soliciting proxies; (2) have a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast; or (3) have a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships. Nakoma may address material conflicts between its interests and those of its advisory clients by using any of the following methods: (1) adopting a policy of disclosing the conflict to clients and obtaining their consent before voting; (2) basing the proxy vote on pre-determined voting guidelines if the application of the guidelines to the matter presented to clients involves minimal discretion on the part of Nakoma; or (3) using the recommendations of an independent third party.


II.      Policies on Specific Issues


A.       Golden Parachutes


From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of any severance packages for executive officers that exceed certain predetermined thresholds. Nakoma generally votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain percentage (e.g., 200%) of such officer's annual compensation.


B.       Anti-Takeover Measures


Nakoma generally votes against anti-takeover measures. These take many forms from "poison pills" and "shark repellents" to board classification and super-majority requirements. In general, any proposal that protects management from action by shareholders is voted against.


C.       Reincorporation and Reorganization Proposals


When presented with a proposal to reincorporate a company under the laws of a different state, or to affect some other type of corporate reorganization, Nakoma considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While Nakoma generally votes in favor of appropriate management proposals, Nakoma may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.


D.       Dilution


Reasons for issuance of stock are many and most are legitimate. When a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity, Nakoma generally votes against the plan. In cases where management is asking for authorization to issue stock with no reason stated (a "blank check"), Nakoma is very likely to vote against. In many cases, the unexplained authorization for common or preferred stock could work as a potential anti-takeover device, again a reason to vote against the authorization.


E. Independence of Boards of Directors and Committees Thereof


While Nakoma acknowledges the potential benefits of a company's inclusion of directors who are "independent" from management, Nakoma generally opposes shareholder proposals that would require that a majority (or a "super-majority") of a company's board be comprised of "independent" directors. Such proposals could inappropriately reduce a company's ability to engage in certain types of transactions, could result in the exclusion of talented directors who are not deemed "independent", or could result in the unnecessary addition of additional "independent" directors to a company's board. However, in view of the special role and responsibilities of the audit committee of a board of directors, Nakoma generally supports proposals that would require that the audit committee be comprised entirely of directors who are deemed "independent" of the company.


F.       Best Practices Standards


Best practices standards have rapidly evolved in the corporate governance areas as a result of recent corporate failures, the Sarbanes-Oxley Act of 2002 and revised listing standards on major stock exchanges. Nakoma supports these changes and will generally support the enhanced standards of corporate governance so long as we believe they are consistent with the best long-term economic interests of our clients.


III.     Procedures for Reviewing and Voting Proxies


A.       Procedures


All proxy solicitations received by Nakoma relating to securities held for client accounts are directed to Nakoma's Vice President of Operations and Compliance (VP-OC). Upon receipt of a proxy solicitation, the VP-OC will determine whether each proposal in the proxy solicitation presents a routine or non-routine matter and whether any proposal presents a material conflict of interest between Nakoma and its clients. Any proposal that is determined by the VP-OC to be routine (i.e., uncontested directors' elections or appointment of auditors) and that does not raise a material conflict of interest will be voted in favor of the proposal by the VP-OC. Any matter determined by the VP-OC to be non-routine will be directed to the Principals for consideration. The Principals, based on any input from personnel within Nakoma's research group that the Principals determine is appropriate, will determine how proxies should be voted on non-routine matters. For non-routine matters that are voted consistently with Nakoma's policies on specific issues in Section II herein ("Policies on Specific Issues"), the Principals will provide the VP-OC with written instructions regarding how to vote. For any non-routine matter not voted according to Nakoma's Policies on Specific Issues or which is not addressed by Nakoma's Policies on Specific Issues, a memorandum (a "Supporting Memorandum") that recites the material factors contributing to the voting decision with respect to that matter and explains why the vote is in the best interest of Nakoma's client(s) shall be prepared and kept with the record of the proxy vote. The VP-OC shall vote such proxies according to the instructions contained in the Supporting Memorandum.


Any proposal for which the VP-OC has determined a material conflict of interest exists between Nakoma and its clients will be directed to the Principals for consideration. The Principals will determine the appropriate voting response for such proposal by applying one of the methods identified in Section I.B. herein. For each proposal for which a material conflict of interest exists, the Principals shall prepare a memorandum (a "Material Conflict Memorandum") that will be kept with the record of the proxy vote and identifies the material conflict of interest and the method used for determining how to vote on the proposal. The VP-OC shall vote such proxies according to the instructions contained in the Material Conflict Memorandum.


B.       Amending Nakoma's Policies on Specific Issues


Nakoma will periodically review the Policies on Specific Issues to ensure that they contain appropriate guidance for determining how votes will be cast on a variety of matters and the underlying rationale for such determination.


IV.      Recordkeeping and Client Reporting


In accordance with Rule 204-2 under the Advisers Act, Nakoma shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, with their retention for the first two years being in Nakoma's office:


1. The Policies and any additional procedures created pursuant to the Policies;


2. An electronic copy of each proxy statement Nakoma receives regarding securities held on behalf of its clients, and a record of each vote cast by Nakoma on behalf of its clients;


4. A copy of any document created by Nakoma that was material to making its voting decision or that memorializes the basis for such decision; and,


5. A copy of each written request from a client, and response to the client, for information on how Nakoma voted the client's proxies.


Nakoma shall provide a copy of Nakoma's Policies or information about how Nakoma voted securities held in the client's account, in each case if requested by the client.





                     INVESTMENT ADVISORY AND OTHER SERVICES



INVESTMENT ADVISER AND SERVICES PROVIDED



     The Fund's investment adviser is Nakoma Capital Management, LLC. The Adviser is an independent investment adviser which is owned, directly and indirectly, by the Fund's portfolio managers Daniel Pickett and Mark Fedenia, and by Irwin Smith. Subject to the general supervision of the Board, the Adviser provides investment advisory services to the Fund pursuant to the Advisory Agreement between the Fund and the Adviser. The Adviser, located at 525 Junction Road, Suite 8600, Madison, Wisconsin 53717, is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser is responsible for developing the investment policies and guidelines for the Fund.



     The Adviser provides investment research and portfolio management services, and selects the securities for the Fund to buy, hold or sell. The Adviser also selects the brokers who execute the Fund's portfolio transactions. The Adviser provides periodic reports to the board, which reviews and supervises the Adviser's investment activities. To protect the Fund, the Adviser and its officers, directors and employees are covered by fidelity insurance.


     The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party.


     The Advisory Agreement is terminable without penalty by the Board or by majority vote of the Fund's outstanding voting securities (as defined by the 1940 Act) on 60 days' written notice by either party and will terminate automatically upon assignment.


     The Adviser manages other pooled investment funds and client accounts. The Adviser may give advice and take action with respect to any of the other funds or client accounts it manages, or for its own account, that may differ from action taken by the Adviser on behalf of the Fund. Similarly, with respect to the Fund, the Adviser is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the Adviser and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The Adviser is not obligated to refrain from investing in securities held by the Fund or other funds it manages.


     The Fund pays the Adviser a fee equal to an annual rate of 1.5% of the average daily net assets of the Fund, computed and paid monthly.


     The fee is computed at the close of business on the last business day of each month according to the terms of the management agreement. Pursuant to a contract between the Adviser and the Fund, the Adviser has agreed to reduce its fees and/or pay expenses of the Fund to ensure that the total amount of Fund normal operating expenses do not exceed 1.99% of the Fund's average daily net assets until June 30, 2007. Any reduction in advisory fees or payment of expenses made by the Adviser may be reimbursed by the Fund in subsequent fiscal years if the Adviser so requests. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. In addition, any such reimbursement from the Fund to the Adviser will be subject to the applicable limitation on Fund expenses.



PORTFOLIO MANAGERS



     Daniel Pickett and Mark Fedenia, are jointly primarily responsible for the management of the Fund's portfolio and have responsibility for the day-to-day management of the Fund.



     The following table provides information relating to other accounts managed by the portfolio managers as of 2-28-2006. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

--------------------------------------------------------------------------------------------------------------------

                          Number of Other Accounts Managed          Number of Accounts and Total Assets for Which
                          And Total Assets by Account Type                Advisory Fee is Performance-Based
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Name of Portfolio Registered    Other Pooled           Other         Registered       Other Pooled        Other
     Managers     Investment     Investment           Accounts       Investment        Investment        Accounts
                   Companies      Vehicles                           Companies          Vehicles

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                      3                  3                                 1
Daniel Pickett         0        ($52,834,264)      ($21,572,974)         0           ($39,048,504)          0
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                      3                  3                                 1
Mark Fedenia           0        ($52,834,264)      ($21,572,974)         0           ($39,048,504)          0
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                       0              3                  3               0                 1                0
Irwin Smith                     ($52,834,264)      ($21,572,974)                     ($39,048,504)
--------------------------------------------------------------------------------------------------------------------




     As shown in the table above, the Fund's portfolio managers may manage other accounts with investment strategies similar to the Fund, including other Nakoma funds and separately managed accounts. Fees earned by the adviser may vary among these accounts and the portfolio managers may personally invest in some but not all of these accounts. These factors could create conflicts of interest because the portfolio managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if the portfolio managers identified a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Nakoma believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Nakoma has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is subject to the provisions of the Fund's Personal Trading Code of Ethics.


     The following describes the structure and method of calculating the portfolio managers' compensation as of 2-28-06. The portfolio managers are also the owners of the Adviser. As such, they do not receive a base salary. Rather, compensation decisions are made jointly by the portfolio managers based on the Adviser's revenues and are paid annually or semi-annually. The amount of such payments are tied to a subjective determination as to the overall contribution to the Adviser, but are not specifically related to the investment performance of any account or fund.



     The dollar range of equity securities in the Fund beneficially owned by the Portfolio Managers as of May 19, 2006 is as follows:Daniel Pickett:
$50,001 to $100,000; Mark Fedenia: none.






ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT


        UMB Fund Services, Inc., a Wisconsin corporation ("UMBFS"), at 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233, serves as administrator, fund accountant and transfer agent to the Fund, subject to the overall supervision of the Fund's Board of Directors. Pursuant to an Administration and Fund Accounting Agreement (the "Administration Agreement"), UMBFS provides certain administrative and fund accounting services to the Funds. UMBFS' services include, but are not limited to, the following: maintaining or coordinating with other service providers the maintenance of the Funds' books and records, maintaining all general ledger accounts and related subledgers; overseeing the Funds' fidelity insurance relationship; participating in the preparation of certain tax returns and compiling data for and preparing annual notices to the SEC; preparing financial statements for the Funds' annual and semi-annual reports to the SEC; preparing notice and renewal securities filings pursuant to state securities laws; determining and monitoring the Fund's income and expense accruals and causing appropriate expenses to be paid from Fund assets; periodically monitoring the Fund's compliance with their policies and limitations relating to portfolio investments as set forth in the Prospectus and Statement of Additional Information for the Funds and the status of the Funds as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended; assisting in developing an agenda for each board meeting and, if requested by the Board, attending board meetings and preparing board meeting minutes; assisting in calculating dividend and capital gains distributions; calculating daily net asset values for the Funds based on valuations provided by pricing services approved by the Board; and generally assisting in the Fund's administrative operations as mutually agreed by the Fund and UMBFS.

        For its services as administrator and fund accountant, the Fund pays UMBFS an annual fee of .10% on Fund assets up to $250,000,000 and decreasing fees on a sliding scale on assets greater than that, subject to a minimum annual fee of $75,000. The minimum annual fee the Fund pays UMBFS is reduced the first two years for assets below a given amount.

        The Administration Agreement provides that UMBFS shall not be liable to the Fund or its shareholders for anything other than willful misfeasance, bad faith, negligence or reckless disregard of its obligations or duties. The Administration Agreement also provides that UMBFS may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services and administrative services, as the case may be, to others.

         The Fund is newly organized and as of the date of this Statement of Additional Information has not paid UMBFS any fees under the Administration Agreement.

        UMBFS also acts as the Funds' transfer agent pursuant to a Transfer Agent Agreement. As transfer agent, UMBFS keeps records of shareholder accounts and transactions. The Fund pays UMBFS an annual base fee of $30,000 as well as other account-based fees and processing fees. The Fund is newly organized and as of the date of this Statement of Additional Information has not paid UMBFS any fees under the Transfer Agent Agreement.

        UMBFS is a subsidiary of UMB Financial Corporation, which is also the parent of the Funds' custodian and of its Distributor.

CUSTODIAN


        UMB Bank, n.a., 928 Grand Boulevard, 10th Floor, Kansas City, Missouri 64106, serves as the Fund's custodian (the "Custodian"). The Custodian is responsible for, among other things, safeguarding and controlling the Fund's cash and securities. The Fund pays an annual fee of .01% on Fund assets up to $250,000,000, deceasing as assets increase after that, subject to a minimum annual fee of $9,000, as well as certain other transaction-based charges. The Custodian is a subsidiary of UMB Financial Corporation, which is also the parent of the Funds' Administrator and of its Distributor.

DISTRIBUTOR



        UMB Distribution Services, LLC (the "Distributor"), 803 West Michigan Avenue, Suite A, Milwaukee, Wisconsin 53233 acts as distributor for the Funds. The Distributor offers shares of the Fund on a continuous basis, reviews advertisements of the Fund and act as liaison for the Fund's broker-dealer relationships. The Distributor is not obligated to sell any certain number of shares of the Funds. The Adviser pays the Distributor an annual fee of .02% on the first $1,000,000,000, decreasing as assets increase after that, subject to a minimum annual fee of $40,000, as well as certain other fees and expenses. The minimum annual fee the Adviser pays the Distributor is reduced the first two years for assets below a given amount.

     The Fund is newly organized and as of the date of this Statement of Additional Information the Adviser has not paid any fees to the Distributor.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



      Cohen, McCurdy, Ltd., 800 Westpoint Parkway #1100, Westlake, Ohio 44145-1594 is the Fund's Independent Registered Public Accounting Firm. The
Independent Registered Public Accounting Firm will audit the financial statements included in the Fund's Annual Report to Shareholders.




                             PORTFOLIO TRANSACTIONS



     Nakoma places all portfolio transactions of the Fund. Nakoma has a policy of seeking to obtain the "best execution" of all portfolio transactions (the best net price under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Nakoma may occasionally pay higher commissions for research services as described below. The Fund may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.


     Nakoma considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Nakoma's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, Nakoma may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Nakoma determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage, research, and other services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Nakoma. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities, and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends, and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists, and government officials; and other research products and services that assist Nakoma in carrying out their responsibilities.


     Research received from brokers or dealers is supplemental to Nakoma's own research efforts. Because Nakoma receives a benefit from research it receives from broker-dealers, Nakoma may have an incentive to continue to use those broker-dealers to effect transactions. Nakoma does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.


     The Fund intends to maintain a prime brokerage arrangement to facilitate short sale transactions. A prime broker may provide, and the current prime broker of the Fund is expected to provide, services and products to Nakoma in connection with the lending, short selling facilities, and related services the prime broker provides to the Fund and other clients. These services may include, without limitation, electronic interfaces, software and various reports in connection with short sale activity. As a result of these services and products, Nakoma may have an incentive to use the prime broker to effect transactions for the Fund or to accept less favorable pricing for prime brokerage services (including interest and similar charges on short positions).


     No brokerage commissions are being shown since the Fund did not commence operations until March 31, 2006.


     Nakoma does not guarantee any broker the placement of a pre-determined amount of securities transactions in return for the research or brokerage services it provides. Nakoma does, however, have internal procedures for allocating transactions in a manner consistent with its execution policies to brokers that it has identified as providing research, research-related products or services, or execution-related services of a particular benefit to its clients. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Nakoma and such research may not necessarily be used by Nakoma in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services. Similarly, research and brokerage services earned from equity trades may be used for fixed-income or other clients that normally do not pay brokerage commissions.


     Nakoma may also use step-out transactions in order to receive research products and services. In a step-out transaction, Nakoma directs trades related to a broker-dealer with the instruction that the broker-dealer execute the transaction, but "step-out" all or a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. The second broker-dealer may clear and settle and receive commissions for the stepped-out portion. In a new issue designation, Nakoma directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Nakoma directs that broker- dealer to designate a portion of the broker-dealer's commission on the new issue purchase to a second broker-dealer that provides such products and/or services. Given Nakoma's receipt of such products and services in connection with step-out transactions and new issue designations, Nakoma has an incentive to continue to engage in such transactions; however, Nakoma only intends to utilize step-out transactions and new issue designations when it believes that doing so would help achieve best execution.


     When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Nakoma better prices and executions will be achieved through the use of a broker.


                              TAXATION OF THE FUND


     The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Fund. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this Statement of Additional Information, which tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Fund.


     It is a policy of the Fund to make distributions of substantially all of its net investment income and any net realized capital gains. Any capital gains realized during each fiscal year, as defined by the Code, are normally declared and payable to shareholders in December but, if necessary, may be distributed at other times as well. The Fund declares and makes annual distributions of income (if any).


     The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If the Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Fund could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as a regulated investment company that is accorded special tax treatment.


     All income dividends and capital gains distributions, if any, on the Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the first business day following the record date.


     The Fund may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Fund, the Fund may make various elections permitted by the tax laws. However, these elections could require that the Fund recognize taxable income, which in turn must be distributed even though the Fund may not have received any income upon such an event.


     Some foreign securities purchased by the Fund may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, and the Fund qualifies under Section 853 of the Internal Revenue Code, it may elect to pass through such taxes to shareholders. If such election is not made by the Fund, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income.


     Certain of the Fund's transactions involving short sales, futures, options, swap agreements, hedged investments and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount and timing of distributions to shareholders. The Fund will monitor its transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.


TAX MATTERS RELATED TO REDEMPTIONS


     In general, you will recognize a gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the Fund shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income. You should consult with your tax advisor for more information on these matters.



                ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS



     The Fund is an open-end management investment company, commonly called a mutual fund. The Fund was organized as a Delaware statutory trust in March 2006 and is registered with the SEC.


     The Fund has noncumulative voting rights. For Board member elections, this gives holders of more than 50% of the shares the ability to elect all of the members of the Board. If this happens, holders of the remaining shares entitled to vote will not be able to elect anyone to the Board.


     The Fund does not intend to hold annual shareholder meetings and is not required to. The Fund may hold special meetings, however, for matters requiring shareholder approval. A special meeting also may be called by the Board and certain officers in their discretion.


     It is anticipated that Nakoma will be the initial shareholder of the Fund. Such shares will be acquired for investment and can only be disposed of by redemption. It is expected that the Fund will bear some or all of its offering and/or organizational expenses. To the extent the organizational expenses of the Fund are paid by the Fund, they will be expensed and immediately charged to net asset value. Prior to the offering of the Fund's shares, Nakoma will be the Fund's sole shareholder and deemed a controlling person of the Fund.


                     PAYMENTS TO INTERMEDIARIES, OTHER FEES


     In addition to the matters disclosed in the prospectus, from time to time, Nakoma, at its expense, may provide additional compensation to intermediaries which sell or arrange for the sale of shares of the Fund. Such compensation may include financial assistance to intermediaries that enable Nakoma to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other intermediary-sponsored events. These payments may vary depending upon the nature of the event.


     Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD. Nakoma makes payments for events it deems appropriate, subject to Nakoma's guidelines and applicable law.


     You can ask your intermediary for information about any payments it receives from Nakoma and any services provided.


     Broker-dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. Each individual dealer determines and should disclose to its customers the amount and applicability of such a fee. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this SAI. Consult your broker-dealer for specific information about any processing or service fees you may be charged.


                   FURTHER INFORMATION RELATED TO YOUR ACCOUNT


     The proceeds from distributions will be reinvested in additional shares at net asset value.


     Interest or income earned on redemption checks sent to you during the time the checks remain uncashed will be retained by the Fund. The Fund will not be liable for any loss caused by your failure to cash such checks. The Fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.


     In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services. Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven-day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.


     There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Fund at a later date. These sub-accounts may be registered either by name or number. The Fund's investment minimums apply to each sub-account. The Fund will send confirmation and account statements for the sub-accounts to the institution.


     If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.


     Certain shareholder servicing agents may be authorized to accept your transaction request. For institutional and bank trust accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus. Institutional and bank trust accounts include accounts opened by or in the name of a person (includes a legal entity or an individual) that has signed an account application accepted by the Fund or entered into a selling agreement and/or servicing agreement with Nakoma or the Fund's transfer agent. For example, the Fund permits the owner of an institutional account to make a same day wire purchase if a good order purchase request is received (a) before the close of the New York Stock Exchange (NYSE) or (b) through the National Securities Clearing Corporation's automated system for processing purchase orders (Fund/SERV), even though funds are delivered by wire after the close of the NYSE. If funds to be wired are not received as scheduled, the purchase order may be cancelled or reversed and the institutional account owner could be liable for any losses or fees the Fund, Nakoma or the Fund's transfer agent, may incur.


     In the case of certain redemption requests, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.


     For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.


     All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. The Fund may, in its sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.


     In the event of disputes involving conflicting claims of ownership or authority to control your shares, the Fund has the right (but has no obligation) to: (i) restrict the shares and require the written agreement of all persons deemed by the Fund to have a potential interest in the shares before executing instructions regarding the shares; or (ii) interplead disputed shares or the proceeds from the court-ordered sale thereof with a court of competent jurisdiction.


     Should the Fund be required to defend against joint or multiple shareholders in any action relating to an ownership dispute, you expressly grant the Fund the right to obtain reimbursement for costs and expenses including, but not limited to, attorneys' fees and court costs, by unilaterally redeeming shares from your account.


     The Fund may be required (i) pursuant to a validly issued levy, to turn your shares over to a levying officer who may, in turn, sell your shares at a public sale; or (ii) pursuant to a final order of forfeiture to sell your shares and remit the proceeds to the U.S. or state government as directed.


     The Fund will issue new shares at the Fund's most current net asset value. The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund has registered an indefinite number of shares under Rule 24f-2 of the 1940 Act. Each share has one vote and is freely transferable; shares represent equal proportionate interests in the assets of the applicable Fund only and have identical voting, dividend, redemption, liquidation and other rights. The shares, when issued and paid for in accordance with the terms of the Prospectus, are deemed to be fully paid and non-assessable. Shares have no preemptive, cumulative voting, subscription or conversion rights. Shares can be issued as full shares or as fractions of shares. A fraction of a share has the same kind of rights and privileges as a full share on a pro-rata basis.


     We will credit your shares to your Fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.


         The Board of Directors may from time to time establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


                                PRICING OF SHARES


        The net asset value of the Funds normally will be determined as of the close of regular trading (4:00 P.M. Eastern Time) on each day the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.


        A Fund's net asset value is equal to the quotient obtained by dividing the value of its net assets (its assets less its liabilities) by the number of shares outstanding.


        In determining the net asset value of a Fund's shares, common stocks that are listed on national securities exchanges are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market. Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market (collectively, "Nasdaq-traded securities") are valued at the Nasdaq Official Closing Price ("NOCP"). Exchange-traded securities for which there were no transactions and Nasdaq-traded securities for which there is no NOCP are valued at the current bid and asked prices on such exchanges. Unlisted securities held by a Fund that are not included in the NASDAQ Stock Market are valued at the average of the quoted bid and asked prices in the OTC market.


        Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by Nakoma under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Directors determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Other types of securities that a Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including "restricted" securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation. Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the NYSE, a Fund may value the security at its fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.


        The prices foreign securities in terms of US dollars at the official exchange rate. Alternatively, it may price these securities at the average of the current bid and asked price of such currencies against the dollar last quoted by a major bank that is a regular participant in the foreign exchange market, or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If the Fund does not have either of these alternatives available to it or the alternatives do not provide a suitable method for converting a foreign currency into US dollars, the Board of Directors in good faith will establish a conversion rate for such currency.


        Generally, US government securities and other fixed income securities complete trading at various times prior to the close of the NYSE. For purposes of computing net asset value, the Fund uses the market value of such securities as of the time their trading day ends. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE, which events would not be reflected in the computation of the Fund's net asset value. It is currently the policy of the Fund that events affecting the valuation of the Fund's securities between such times and the close of the NYSE, if material, may be reflected in such net asset value.


        Foreign securities trading may not take place on all days when the NYSE is open, or may take place on Saturdays and other days when the NYSE is not open and the Fund's net asset value is not calculated. When determining net asset value, the Fund values foreign securities primarily listed and/or traded in foreign markets at their market value as of the close of the last primary market where the securities traded. Securities trading in European countries and Pacific Rim countries is normally completed well before 4:00 P.M. Eastern Time. It is currently the policy of the Fund that events affecting the valuation of the Fund's securities occurring between the time its net asset value is determined and the close of the NYSE, if material, may be reflected in such net asset value.


        The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.





                             REGISTRATION STATEMENT


     The Fund has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.



FINANCIAL STATEMENTS








             Report of Independent Registered Public Accounting Firm


To the Board of Trustees and Shareholder of Nakoma Mutual Funds





We have audited the accompanying statement of assets and liabilities of the Nakoma Mutual Funds (the "Trust") comprising the Nakoma Absolute Return Fund as of May 15, 2006. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.





We conducted our audit in accordance with the standards of Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. Our procedures included confirmation of cash as of May 15, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.





In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Nakoma Absolute Return Fund constituting the Nakoma Mutual Funds as of May 15, 2006, in conformity with accounting principles generally accepted in the United States of America.











Cohen McCurdy, Ltd.


Westlake, Ohio


May 15, 2006





                           NAKOMA ABSOLUTE RETURN FUND

               Statement of Assets and Liabilities - May 15, 2006





ASSETS:

     Cash                                                    $        100,000

                                                             -------------------


        Total assets                                                  100,000

                                                             -------------------



LIABILITIES:

                                                             -------------------


        Total liabilities                                                   -

                                                             -------------------


        Net Assets                                           $        100,000

                                                             ===================



NET ASSETS CONSIST OF:

     Paid-in capital                                         $        100,000

     Undistributed/(overdistributed)
     net investment income                                                  -

     Accumulated net realized gain/(loss)
     on investments                                                         -

     Unrealized appreciation/(depreciation)
     of investments                                                         -

                                                             -------------------


        Net Assets                                           $        100,000

                                                             ===================



NET ASSET VALUE PER SHARE

     Net asset value                                         $          20.00

                                                             ===================


     Shares of beneficial interest (no par value,
     unlimited shares outstanding)                                      5,000

                                                             ===================







NOTES TO STATEMENT OF ASSETS AND LIABILITIES





NOTE 1 - ORGANIZATION





     Nakoma Mutual Funds (the "Trust"), comprising the Nakoma Absolute Return Fund (the "Fund"), is organized as a trust under the laws of the State of Delaware on March 1, 2006. The Trust is an open-ended diversified investment company registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Fund currently offers one class of shares of common stock; the Fund may offer additional classes of shares in the future.


         The investment objective of the Fund is to seek capital appreciation independent of equity market conditions. The Fund seeks to implement an "expectations" investment strategy in taking long and short positions in securities. The Fund will invest primarily in equity securities traded in U.S. markets taking long positions in companies where it believes operating results will exceed investor's expectations and establishing short positions in companies that it believes will disappoint or as hedged offsets to long positions.





         The Fund has had no operations other than those actions relating to organizational matters. As of May 15, 2006, all outstanding shares of the Fund are owned by Daniel Pickett, an officer of the adviser.





NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES





     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").


ORGANIZATION AND OFFERING EXPENSES: All costs incurred by the Trust in connection with the organization of the Fund, principally professional fees and printing, will be paid on behalf of the Trust by Nakoma Capital Management, LLC and will not be borne by the Fund.


FEDERAL INCOME TAXES: The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.


USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.





NOTE 3 - RELATED PARTY TRANSACTIONS





INVESTMENT ADVISER: Nakoma Capital Management, LLC ("Nakoma" or the "Adviser"), 525 Junction Road Suite 8600, Madison, Wisconsin, 53717 is the Fund's adviser. Nakoma is registered as an investment adviser with the Securities and Exchange Commission. The Fund pays Nakoma an annual fee for managing the Fund's assets equal to 1.5% of the Fund's average daily net assets.





         The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund to ensure that Net Total Annual Operating Expenses do not exceed 1.99% of the Fund's average net assets, excluding: taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses, until June 30, 2007. The Adviser may request a reimbursement of any reduction in advisory fees or payment of expenses made by the Adviser within three years following the year to which the reduction or payment related if the Fund's expenses are less than the above limit agreed to by the Fund. Any such reimbursement is subject to review and approval by the Board of Trustees.


ADMINISTRATOR AND TRANSFER AGENT: UMB Fund Services, Inc., a Wisconsin corporation ("UMBFS"), at 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233, serves as administrator, fund accountant and transfer agent to the Fund, subject to the overall supervision of the Fund's Board of Trustees. Pursuant to an Administration and Fund Accounting Agreement (the "Administration Agreement"), UMBFS' services include, but are not limited to, the following: day-to-day administration of matters necessary to the Fund's operations, maintenance of records and the books of the Trust, preparation of reports and assistance with compliance monitoring of the Fund's activities.


        For its services as administrator and fund accountant, the Fund pays UMBFS a fee, computed daily and paid monthly, at an annual rate of twelve basis points (.12%) on the first $250 million of average daily net assets and decreasing as assets reach certain levels, subject to a minimum annual fee of approximately $75,000, plus out-of-pocket expenses. The minimum annual fee the Fund pays UMBFS is reduced the first two years for assets below a given amount.


        UMBFS also acts as the Fund's transfer agent. As transfer agent, UMBFS keeps records of shareholder accounts and transactions. The Fund pays UMBFS a transfer agent fee based on the number of shareholder accounts, subject to a base fee per month of $2,500.


        UMBFS is a subsidiary of UMB Financial Corporation, which is also the parent of the Fund's custodian.


CUSTODIAN: UMB Bank, n.a., 928 Grand Boulevard, 10th Floor, Kansas City, Missouri 64106, serves as the Fund's custodian (the "Custodian"). The Custodian is responsible for, among other things, safeguarding and controlling the Fund's cash and securities. The Fund pays a monthly fee at the annual rate of one basis point (0.01%) on combined net assets up to $250 million and decreasing as net assets reach certain asset levels and is subject to a $9,000 per year minimum fee.


DISTRIBUTOR: UMB Distribution Services, LLC (the "Distributor"), 803 West Michigan Avenue, Suite A, Milwaukee, Wisconsin 53233 acts as distributor for the Fund. The Distributor offers shares of the Fund on a continuous basis, reviews advertisements of the Fund and act as liaison for the Fund's broker-dealer relationships. The Distributor is not obligated to sell any certain number of shares of the Fund. The Fund pays a monthly fee at the annual rate of two basis points (0.02%) on combined net assets up to $1 billion and decreasing as net assets reach certain asset levels and is subject to a $40,000 per year minimum fee.






                                   APPENDIX A





RATINGS OF COMMERCIAL PAPER


     STANDARD & POOR'S


Commercial paper ratings are graded into four categories, ranging from A for the highest quality obligations to D for the lowest.


     A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


     A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


    A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


     MOODY'S


    Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers.


     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:


     - Leading market positions in well-established industries.


     - High rates of return on funds employed.


     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.


     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.


     - Well-established access to a range of financial markets and assured sources of alternate liquidity.


     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


    PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


     FITCH

    Fitch employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers.


    F1: Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.


    F2: Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.


    F3: Securities possess fair credit quality. This designation indicates that the capacity for timely payments of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                    PART C: OTHER INFORMATION


ITEM 23. EXHIBITS

(a)(1)   Certificate of Trust dated March 7, 2006.*

(a)(2)   Agreement and Declaration of Trust dated March 8, 2006.*

(b)      By-Laws.*

(c)      None.


(d) Investment Advisory Agreement between Nakoma Mutual Funds and Nakoma Capital Management LLC dated May 19, 2006 - filed herewith

(e) Distribution Agreement between Nakoma Mutual Funds and UMB Distribution Services, LLC dated May 19, 2006 - filed herewith


(f)      None.


(g) Custodian Agreement between Nakoma Mutual Funds and UMB Bank, N.A. dated May 19, 2006 - filed herewith

(h)(1) Administration Agreement between Nakoma Mutual Funds and UMB Fund Services, Inc. dated May 19, 2006. - filed herewith

(h)(2) Transfer Agency Agreement between Nakoma Mutual Funds and UMB Fund Services, Inc. dated May 19, 2006 - filed herewith

(h)(3) Expense Limitation Agreement between Nakoma Mutual Funds and UMB Fund Services, Inc. dated May 19, 2006 - filed herewith

(i)      Legal Opinion - filed herewith

(j)      Consent of Independent Public Accountant - filed herewith


(k)      Not Applicable.


(l)      Initial Capital Agreement- filed herewith


(m)      None.

(n)      None.

(o)      Reserved.

(p)(1)   Code of Ethics of Nakoma Mutual Funds.*
(p)(2)   Code of Ethics of Adviser.*
(p)(3)   Code of Ethics of Distributor.*


(q)      Power of Attorney dated May 19, 2006- filed herewith

-----------------------------------------



    *  Incorporated by reference to the
       Registrant's Registration Statement on Form
       N-1A (File Nos. 333-13239 and 811-21865),
       filed with the Securities and Exchange
       Commission on March 13, 2006.



ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

None.

ITEM 25.  INDEMNIFICATION

         The Trust will indemnify, to the fullest extent permitted under applicable law, any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was a Trustee or officer of the Trust, against Expenses (as defined in the Agreement and Declaration of Trust), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful. The termination of any proceeding by judgment, order or settlement shall not of itself create a presumption that such person did not act in good faith or that such person had reasonable cause to believe that such person's conduct was unlawful. There shall be no right to indemnification for any liability arising by reason of Disqualifying Conduct (as defined in the Agreement and Declaration of Trust) of the Trustee or officer of the Trust.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         See "Management of the Fund" in Part B. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 27.  PRINCIPAL UNDERWRITER.

(a) UMB Distribution Services, LLC, the Registrant's principal underwriter, acts as principal underwriter for the following investment companies:

                   Columbus Funds, Inc.
                   Green Century Funds
                      Adelante Funds
         Lotsoff Capital Management Equity Trust
               The Marsico Investment Fund
                    SPARX Funds Trust
                     UMB Scout Funds

(b) To the best of Registrant's knowledge, the directors and executive officers of UMB Distribution Services, LLC are as follows:

NAME AND PRINCIPAL                          POSITION AND OFFICES WITH UMB         POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                              DISTRIBUTION SERVICES, LLC                REGISTRANT

Peter J. Hammond                            President                              None

Christine Mortensen                         Treasurer                              None

Constance Dye Shannon                       Secretary                              None

The address of each of the foregoing is 803 West Michigan Street, Suite A, Milwaukee, WI 53233.

(c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

         The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:                                      Are located at:
--------------------                                      ---------------
Registrant's Fund Administrator, Transfer Agent and       UMB Fund Services, Inc.
        Fund  Accountant                                  803 West Michigan Street
                                                          Milwaukee, WI 53233

Registrant's Investment Adviser                           Nakoma Capital Management, LLC
                                                          525 Junction Road, Suite 8600
                                                          Madison, WI 53717

Registrant's Custodian                                    UMB Bank, n.a.
                                                          928 Grand Blvd., 5th Floor
                                                          Kansas City, MO 64106


ITEM 29.  MANAGEMENT SERVICES

None.

ITEM 30.  UNDERTAKINGS

None.


                               NAKOMA MUTUAL FUNDS


                                   SIGNATURES



As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Pre-Effective Amendment to its Registration Statement Nos. 333-132392 and 811-21865 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Madison, State of Wisconsin, on the 25th day of May 2006.




                                       NAKOMA MUTUAL FUNDS



                                       By /s/Daniel Pickett
                                       ------------------------
                                             Daniel Pickett
                                             President


The term "Nakoma Mutual Funds" means and refers to the Trustees from time to time serving under the Agreement and Declaration of Trust of the Registrant, a copy of which is on file with the State of Delaware. The obligations of the Registrant hereunder are not binding personally upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Registration Statement has been authorized by the Trustees of the Registrant and this Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



   SIGNATURE                        TITLE                                         DATE






/s/ Daniel Pickett                 Trustee and President                      May 25, 2006
Daniel Pickett                     (principal executive officer)

 /s/ Robyn Rannow                  Treasurer (principal financial             May 25, 2006
Robyn Rannow                       and accounting officer)

_______*__________                 Trustee                                    May 25, 2006
Mark Fedenia

_______*__________                 Trustee                                    May 25, 2006
Marla Ahlgrimm

_______*__________                 Trustee                                    May 25, 2006
Antonio Mello

_______*__________                 Trustee                                    May 25, 2006
Thomas Poehling



* Robyn Rannow, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Trustees of Nakoma Mutual Funds pursuant to the powers of attorney duly executed by such persons.


/s/ Robyn Rannow                   Attorney-in-fact                           May 25, 2006
Robyn Rannow




List of Exhibits Filed Herewith

Exhibit Number             Description





(d) Advisory Agreement
(e) Distribution Agreement
(g) Custodian Agreement
(h)(1) Administration Agreement
(h)(2) Transfer Agency Agreement



(h)(3)                     Expense Limitation Agreement
(i)                        Legal Opinion
(j)                        Consent of Independent Public Accountants
(l)                        Initial Capital Agreement

Exhibit (d)

                          INVESTMENT ADVISORY AGREEMENT





      This AGREEMENT is made as of the 19th day of May, 2006, by and between NAKOMA MUTUAL FUNDS (hereinafter referred to as the "Fund") and NAKOMA CAPITAL MANAGEMENT, LLC (hereinafter referred to as "Adviser").






      WHEREAS, the Fund is an open-end, diversified management investment company registered as such with the U.S. Securities and Exchange Commission (the "Commission") pursuant to the Investment Company Act of 1940 (the "Investment Company Act"), and Adviser is an investment adviser registered as such with the Commission;






      NOW, THEREFORE, in consideration of the mutual promises and covenants hereinafter set forth, it is agreed by and between the parties as follows:





1.    GENERAL PROVISION.





      The Fund hereby employs Adviser and Adviser hereby undertakes to act as the investment adviser of the Fund and to perform for the Fund such other duties and functions as are hereinafter set forth. Adviser shall, in all matters, give to the Fund and its Board of Trustees the benefit of its best judgment, effort, advice and recommendations and must, at all times conform to, and use its best efforts to enable the Fund to conform to (i) the provisions of the Investment Company Act and any rules or regulations thereunder; (ii) any other applicable provisions of state or federal law; (iii) the provisions of the Declaration of Trust and By-Laws of the Fund as amended from time to time; (iv) policies and determinations of the Board of Trustees of the Fund; (v) the fundamental policies and investment restrictions of the Fund as reflected in its registration statement under the Investment Company Act or as such policies may, from time to time, be amended by the Fund's shareholders; and (vi) the Prospectus and Statement of Additional Information of the Fund in effect from time to time. The appropriate officers and employees of Adviser shall be available upon reasonable notice for consultation with any of the Trustees and officers of the Fund with respect to any matters dealing with the business and affairs of the Fund, including the valuation of any of the Fund's portfolio securities that are either not registered for public sale or not being traded on any securities market.





2.    INVESTMENT MANAGEMENT.





      (a) Adviser shall, subject to the direction and control by the Fund's Board of Trustees, (i) regularly provide investment advice and recommendations to the Fund with respect to its investments, investment policies and the purchase and sale of securities; (ii) supervise continuously the investment program of the Fund and the composition of its portfolio and determine what securities shall be purchased or sold by the Fund; and (iii) arrange, subject to "6" hereof, for the purchase of securities and other investments for the Fund and the sale of securities and other investments held in the portfolio of the Fund.





      (b) Provided that the Fund shall not be required to pay any compensation other than as provided by the terms of this Agreement and subject to the provisions of paragraph "6" hereof, Adviser may obtain investment information, research or assistance from any other person, firm or corporation to supplement, update or otherwise improve its investment management services.






         (c) Subject to written instructions from the Fund, the Adviser is hereby appointed the Fund's agent and attorney-in-fact in its discretion to vote, convert or tender in an exchange or tender offer any securities in the Fund's portfolio, to execute proxies, waivers, consents and other instruments with respect to such securities, to endorse, transfer or deliver such securities and to participate in or consent to any plan of reorganization, merger, combination, consolidation, liquidation or similar plan with reference to such securities.






         (d) The Adviser will report to the Board at each meeting thereof as requested by the Board all material changes in the Fund since the prior report, and will also keep the Board informed of important developments affecting the Fund and the Adviser, and on its own initiative, will furnish the Board from time to time with such information as the Adviser may believe appropriate for this purpose, whether concerning the individual companies whose securities are included in the Fund's holdings, the industries in which they engage, the economic, social or political conditions prevailing, or otherwise. The Adviser will also furnish the Board with such statistical and analytical information with respect to investments of the Fund as the Adviser may believe appropriate or as the Board reasonably may request.





         (e) The Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Adviser pursuant to this Agreement required to be prepared and maintained by the Adviser or the Fund pursuant to applicable law. To the extent required by law, the books and records pertaining to the Fund that are in possession of the Adviser shall be the property of the Fund. The Fund, or its representatives, shall have access to such books and records at all times during the Adviser's normal business hours. Upon the reasonable request of the Fund, copies of any such books and records shall be provided promptly by the Adviser to the Fund or its representatives.





         (f) The Adviser will cooperate with the Fund's independent public accountants and shall take reasonable action to make all necessary information available to those accountants for the performance of the accountants' duties.





         (g) Nothing in this Agreement shall prevent Adviser or any officer thereof from acting as investment adviser for any other person, firm or corporation and shall not in any way limit or restrict Adviser or any of its directors, officers, stockholders or employees from buying, selling or trading any securities for its or their own account or for the account of others for whom it or they may be acting, provided that such activities will not adversely affect or otherwise impair the performance by Adviser of its duties and obligations under this Agreement.





3.    ALLOCATION OF EXPENSES.





      All other costs and expenses not expressly assumed by Adviser under this agreement, or to be paid by the Distributor of the shares of the Fund, shall be paid by the Fund, including, but not limited to (i) interest and taxes; (ii) brokerage commissions; (iii) premiums for fidelity and other insurance coverage requisite to its operations; (iv) compensation and expenses of its trustees other than those associated or affiliated with Adviser; (v) legal and audit expenses; (vi) custodian and transfer agent fees and expenses; (vii) expenses incident to the redemption of its shares; (viii) expenses incident to the issuance of its shares against payment therefor by or on behalf of the subscribers thereto; (ix) fees and expenses, other than as hereinabove provided, incident to the registration under federal securities laws of shares of the Fund for public sale; (x) expenses of printing and mailing reports, notices and proxy materials to shareholders of the Fund; (xi) except as noted above, all other expenses incidental to holding meetings of the Fund's shareholders; and (xii) such extraordinary non-recurring expenses as may arise, including litigation, affecting the Fund and the legal obligation which the Fund may have to indemnify its officers and trustees with respect thereto. Any officers or employees of Adviser or any entity controlling, controlled by or under common control with Adviser, who may also serve as officers, trustees or employees of the Fund shall not receive any compensation by the Fund for their services.





4.    COMPENSATION OF ADVISER.





      The Fund agrees to pay Adviser and Adviser agrees to accept as full compensation for the performance of all functions and duties on its part to be performed pursuant to the provisions hereof, a management fee computed on the total net assets of the Fund as of the close of each business day and payable monthly at the following annual rates:





      1.5% of the average daily net assets of the Fund.





5.    USE OF NAME "NAKOMA."





      Adviser hereby grants to the Fund a royalty-free, non-exclusive license to use the name "Nakoma" in the name of the Fund for the duration of this Agreement and any extensions or renewals thereof. Such license may, upon termination of this Agreement, be terminated by Adviser, in which event the Fund shall promptly take whatever action may be necessary to change its name and discontinue any further use of the name "Nakoma" in the name of the Fund or otherwise. The name "Nakoma" may be used or licensed by Adviser in connection with any of its activities or licensed by Adviser to any other party.





6.    PORTFOLIO TRANSACTIONS AND BROKERAGE.





      (a) Adviser is authorized, in arranging the purchase and sale of the Fund's portfolio securities, to employ or deal with such members of securities or commodities exchanges, brokers or dealers, (hereinafter "broker-dealers"), as may, in its best judgment, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable security price obtainable) of the Fund's portfolio transactions as well as to obtain, consistent with the provisions of subparagraph "(c)" of this paragraph "6," the benefit of such investment information or research as will be of significant assistance to the performance by Adviser of its investment management functions.





      (b) Adviser shall select broker-dealers to effect the Fund's portfolio transactions on the basis of its estimate of their ability to obtain best execution of particular and related portfolio transactions. The abilities of a broker-dealer to obtain best execution of particular portfolio transaction(s) will be judged by Adviser on the basis of all relevant factors and considerations including, insofar as feasible, the execution capabilities required by the transaction or transactions; the ability and willingness of the broker-dealer to facilitate the Fund's portfolio transactions by participating therein for its own account; the importance to the Fund of speed, efficiency or confidentiality; the broker-dealer's apparent familiarity with sources from or to whom particular securities might be purchased or sold; as well as any other matters relevant to the selection of a broker-dealer for particular and related transactions of the Fund.





      (c) Adviser shall have discretion, in the interests of the Fund, to allocate brokerage on the Fund's portfolio transactions to broker-dealers qualified to obtain best execution of such transactions who provide brokerage and/or research services (as such services are defined in Section 28(e)(3) of the Securities Exchange Act of 1934) for the Fund and/or other accounts for which Adviser has "investment discretion" (as that term is defined in Section 3(a)(35) of the Securities Exchange Act of 1934) and to cause the Fund to pay such broker-dealers a commission for effecting a portfolio transaction for the Fund that is in excess of the amount of commission another broker-dealer adequately qualified to effect such transaction would have charged for effecting that transaction, if Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of Adviser with respect to the accounts as to which it exercises investment discretion. In reaching such determination, Adviser will not be required to place or attempt to place a specific dollar value on the brokerage and/or research services provided or being provided by such broker-dealer. In demonstrating that such determinations were made in good faith, Adviser shall be prepared to show that all commissions were allocated for the purposes contemplated by this Agreement and that the total commissions paid by the Fund over a representative period selected by the Fund's trustees were reasonable in relation to the benefits to the Fund.





         (d) The Adviser may aggregate sales and purchase orders of the assets of the Fund with similar orders being made simultaneously for other accounts advised by the Adviser. Whenever the Adviser simultaneously places orders to purchase or sell the same asset on behalf of the Fund and one or more other accounts advised by the Adviser, the orders will be allocated as to price and amount among all such accounts in a manner believed to be equitable over time to each account.





7.       ADVISER REPRESENTATIONS AND WARRANTIES





         The Adviser represents and warrants that it: (i) is registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act") (and will continue to be so registered for so long as this Agreement remains in effect); (ii) is not prohibited by the Investment Company Act or the Advisers Act from performing the services contemplated by this Agreement; (iii) has met, and will seek to continue to meet for so long as this Agreement remains in effect, any other applicable federal or state requirements, or the applicable requirements of any self-regulatory agency, necessary to be met in order to perform the services contemplated by this Agreement; and (iv) will promptly notify the Fund of the occurrence of any event that would disqualify the Adviser from serving as an investment adviser of an investment company pursuant to Section 9(a) of the Investment Company Act or otherwise.





8.       LIABILITY.





         The Adviser shall be liable to the Trust and its shareholders or former shareholders for any negligence or willful misconduct on the part of the Adviser or any of its Trustees, officers, employees, representatives or agents in connection with the responsibilities assumed by it hereunder, provided, however, that the Adviser shall not be liable for any investments made by the Adviser in accordance with the explicit or implicit direction of the Board of Trustees of the Trust or the investment objectives and policies of the Trust, and provided further that any liability of the Adviser resulting from a breach of fiduciary duty with respect to the receipt of compensation for services shall be limited to the period and amount set forth in Section 36(b)(3) of the Act. Any person, even though also an officer, director, partner, employee, or agent of the Adviser, who may be or become an officer, Trustee, employee, or agent of the Trust, shall be deemed, when rendering services to the Trust or acting on any business of the Trust (other than services or business in connection with the Adviser's duties hereunder), to be rendering such services to or acting solely for the Trust and not as an officer, director, partner, employee, or agent or one under the control or direction of the Adviser even though paid by it.





      Notwithstanding the above, nothing in this Agreement shall operate to limit the Adviser's liability otherwise arising under the federal securities laws.





9.  DURATION.





      This Agreement will take effect on the date first set forth above. Unless earlier terminated pursuant to paragraph 8 hereof, this Agreement shall remain in effect until two years from the date of execution hereof, and thereafter will continue in effect from year to year, so long as such continuance shall be approved at least annually by the Fund's Board of Trustees, including the vote of the majority of the Trustees of the Fund who are not parties to this Agreement or "interested persons" (as defined in the Investment Company Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval, or by the holders of a "majority" (as defined in the Investment Company Act) of the outstanding voting securities of the Fund and by such a vote of the Fund's Board of Trustees.





10.    TERMINATION.





      This Agreement may be terminated (i) by Adviser at any time without penalty upon giving the Fund sixty days' written notice (which notice may be waived by the Fund); or (ii) by the Fund at any time without penalty upon sixty days' written notice to Adviser (which notice may be waived by Adviser) provided that such termination by the Fund shall be directed or approved by the vote of a majority of all of the trustees of the Fund then in office or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding voting securities of the Fund.





11.   ASSIGNMENT OR AMENDMENT.





      This Agreement may not be amended or the rights of Adviser hereunder sold, transferred, pledged or otherwise in any manner encumbered without the affirmative vote or written consent of the holders of the majority of the outstanding voting securities of the Fund; this Agreement shall automatically and immediately terminate in the event of its assignment (as that term is defined in the Investment Company Act).





12.   DISCLAIMER OF SHAREHOLDER LIABILITY.





      Adviser understands that the obligations of the Fund under this Agreement are not binding upon any Trustee or shareholder of the Fund personally, but bind only the Fund and the Fund's property. Adviser represents that it has notice of the provisions of the Declaration of Trust of the Fund disclaiming shareholder liability for acts or obligations of the Fund.





13.   DEFINITIONS.





      The terms and provisions of this Agreement shall be interpreted and defined in a manner consistent with the provisions and definitions of the Investment Company Act.








                                    NAKOMA MUTUAL FUNDS








                                    By:  /s/Daniel Pickett
                                         --------------------

                                         President
                                         --------------------








                                    NAKOMA CAPITAL MANAGEMENT, LLC







                                    By:  /s/Daniel Pickett
                                         --------------------

                                         President
                                         --------------------




                                            ------------

Exhibit (e)

                             DISTRIBUTION AGREEMENT









       THIS AGREEMENT is made as of this 19th day of May, 2006, by and among Nakoma Mutual Funds, a Delaware statutory trust (the "Trust"), Nakoma Capital Management, LLC, a Wisconsin corporation (the "Adviser"), for purposes of
Section 2.7 hereof, and UMB Distribution Services, LLC, a Wisconsin limited liability company (the "Distributor").





       WHEREAS, the Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and is authorized to issue shares of beneficial interests in separate series with each such series representing interests in a separate portfolio of securities and other assets; and





       WHEREAS, the Adviser serves as investment adviser to the Trust; and






       WHEREAS, the Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and is a member of the National Association of Securities Dealers, Inc. (the "NASD"); and





       WHEREAS, the Trust and Distributor desire to enter into an agreement pursuant to which Distributor shall be the distributor of the shares of the Trust representing the investment portfolios described on Schedule A hereto and any additional shares and/or investment portfolios the Trust and Distributor may agree upon and include on Schedule A as such Schedule may be amended from time to time (such shares and any additional shares are referred to as the "Shares" and such investment portfolios and any additional investment portfolios are individually referred to as a "Fund" and collectively the "Funds").





       NOW, THEREFORE, in consideration of the mutual promises and agreements herein contained and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties hereto, intending to be legally bound, do hereby agree as follows:








1.       APPOINTMENT OF THE DISTRIBUTOR.





         The Trust hereby appoints the Distributor as agent for the distribution of the Shares, on the terms and for the period set forth in this Agreement. Distributor hereby accepts such appointment as agent for the distribution of the Shares on the terms and for the period set forth in this Agreement.








2.       SERVICES AND DUTIES OF THE DISTRIBUTOR.





         2.1 Distributor will act as agent for the distribution of Shares in accordance with the instructions of the Trust's Board of Trustees and the registration statement and prospectuses then in effect with respect to the Funds under the Securities Act of 1933, as amended (the "1933 Act").





         2.2 Distributor may incur expenses for appropriate distribution activities which it deems reasonable which are primarily intended to result in the sale of Shares, including, but not limited to, advertising, the printing and mailing of prospectuses to other than current shareholders, and the printing and mailing of sales literature. At the direction of the Trust, Distributor may enter into servicing and/or selling agreements with qualified broker/dealers and other persons with respect to the offering of Shares to the public, and if it so chooses Distributor may act as principal. The Distributor shall not be obligated to incur any specific expenses nor sell any certain number of Shares of any Fund.





         2.3 All Shares of the Funds offered for sale by Distributor shall be offered for sale to the public at a price per share (the "offering price") provided in the Funds' then current prospectus. The Distributor shall have no liability for the payment of the purchase price of the Shares sold pursuant to this Agreement or with respect to redemptions or repurchases of Shares.





         2.4 Distributor shall act as distributor of the Shares in material compliance in all respects with all applicable laws, rules and regulations, including, without limitation, all rules and regulations made or adopted pursuant to the 1940 Act, by the Securities and Exchange Commission (the "Commission") and the NASD.





         2.5 Distributor shall not utilize any materials in connection with the sales or offering of Shares except the Trust's prospectus and statement of additional information and such other materials as the Trust shall provide or approve. The Distributor agrees to provide NASD and Commission compliance review of all sales literature and marketing materials prepared for use by or on behalf of the Trust in advance of the use of such materials. The Fund agrees to incorporate such changes to such materials as the Distributor shall request. The Distributor will file the materials as may be required with the NASD, SEC or state securities commissioners. The Trust represents that it will not use or authorize the use of any advertising or sales material unless and until such materials have been approved and authorized for use by the Distributor.





         2.6 In connection with its duties under this Agreement, Distributor shall use reasonable efforts to cooperate with all reasonable requests of the Fund related to the Fund's administration and monitoring of the Fund's compliance program as adopted by the Board of Trustees pursuant to Rule 38a-1 under the Investment Company Act of 1940 as amended, a copy of which has been provided to the Distributor.






         2.7 As compensation for the services performed hereunder and the expenses incurred by Distributor, the Adviser, out of its general profits and resources, shall pay Distributor the fees and reimburse the expenses of Distributor as provided in Exhibit B hereto.









3.       DUTIES AND REPRESENTATIONS OF THE TRUST.





         3.1 The Trust represents that it is registered as an open-end management investment company under the 1940 Act and that it has and will continue to act in conformity with its Declaration of Trust, By-Laws, its registration statement as may be amended from time to time and resolutions and other instructions of its Board of Trustees and has and will continue to comply with all applicable laws, rules and regulations including without limitation the 1933 Act, the 1934 Act, the 1940 Act, the laws of the states in which shares of the Funds are offered and sold, and the rules and regulations issued pursuant to each of the foregoing laws.





         3.2 The Trust shall take or cause to be taken all necessary action to register and maintain the registration of the Shares under the 1933 Act for sale as herein contemplated and shall pay all costs and expenses in connection with the registration of Shares under the 1933 Act, and be responsible for all expenses in connection with maintaining facilities for the issue and transfer of Shares and for supplying information, prices and other data to be furnished by the Trust hereunder.





         3.3 The Trust shall execute any and all documents and furnish any and all information and otherwise take all actions which may be reasonably necessary in the discretion of the Trust's officers in connection with the qualification of the Shares for sale in such states as Distributor and the Trust may approve, shall maintain the qualification of a sufficient number or amount of shares thereunder, and shall pay all costs and expenses in connection with such qualification. The Trust shall notify the Distributor, or cause it to be notified, of the states in which the Shares may be sold and shall notify the Distributor of any change to the information.





         3.4 The Trust shall keep the Distributor informed with respect to its affairs as necessary for Distributor to perform its services under this Agreement and to fulfill any applicable regulatory or legal responsibilities. The Trust shall furnish Distributor from time to time such information, documents and reports with respect to the Trust and the Shares as Distributor may reasonably request, and the Trust warrants that the statements contained in any such information shall be true and correct in all material respects and fairly represent what they purport to represent.





         3.5 The Trust represents to Distributor that all registration statements and prospectuses of the Trust filed or to be filed with the Commission under the 1933 Act and 1940 Act with respect to the Shares have been and will be prepared in conformity with the requirements of the 1933 Act, the 1940 Act, and the rules and regulations of the Commission thereunder. As used in this Agreement the terms "registration statement" and "prospectus" shall mean any registration statement and prospectus (together with the related statement of additional information) at any time now or hereafter filed with the Commission with respect to any of the Shares and any amendments and supplements thereto which at any time shall have been or will be filed with said Commission. The Trust represents and warrants to Distributor that any registration statement and prospectus, when such registration statement becomes effective, will contain all statements required to be stated therein in conformity with the 1933 Act, the 1940 Act and the rules and regulations of the Commission; that all information contained in the registration statement and prospectus will be true and correct in all material respects when such registration statement becomes effective; and that neither the registration statement nor any prospectus when such registration statement becomes effective will include an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Trust agrees to file from time to time such amendments, supplements, reports and other documents as may be necessary or required in order to comply with the 1933 Act and the 1940 Act and in order that there may be no untrue statement of a material fact in a registration statement or prospectus, or necessary or required in order that there may be no omission to state a material fact in the registration statement or prospectus which omission would make the statements therein misleading. The Trust shall promptly notify the Distributor of any advice given to it by counsel to the Trust regarding the necessity or advisability of amending or supplementing the registration statement.





         3.6      General duties.





         (i) The Trust shall not file any amendment to the registration statement or supplement to any prospectus without giving Distributor reasonable notice thereof in advance and if the Distributor in writing affirmatively declines to assent to such amendment (after a reasonable time), the Trust may immediately terminate this Agreement pursuant to Section 7.3.





         (ii) If Distributor, based on the advice of its counsel, concludes that an amendment or amendments and/or supplement or supplements to the Trust's registration statement or any part thereof is required to comply with the 1933 Act or the 1940 Act, Distributor shall provide a written request to the Trust identifying the reason for the amendment or supplement and its suggested language for such supplement or amendment. The Trust and the Distributor shall work together in good faith with counsel to the Trust to resolve the issue identified by the Distributor and make the appropriate amendments or supplements. If the Trust refuses to make an amendment or supplement which is acceptable to Distributor, Distributor may immediately terminate this agreement pursuant to Section 7.3.





         (iii) If Distributor, based on the advice of its counsel, concludes that the Trust must make a change in its governing instruments or in its methods of doing business necessary for the Trust to comply with any requirement of applicable law or regulation, Distributor shall provide a written request to the Trust identifying the change and the reason for the change. The Trust and the Distributor shall work together in good faith with counsel to the Trust to resolve the issue identified by the Distributor and make the appropriate change or changes. If the Trust refuses to make a change which is acceptable to the Distributor, Distributor may immediately terminate this agreement pursuant to
Section 7.3.





         (iv) Nothing contained in this Agreement shall in any way limit the Trust's right or obligation to file at any time any amendments to any registration statement and/or supplements to any prospectus, of whatever character, as the Trust may deem advisable such right being in all respects absolute and unconditional.





         3.7 Whenever in their judgment such action is warranted by market, economic or political conditions, or by circumstances of any kind, the Trust may decline to accept any orders for, or make any sales of, any Shares until such time as it deems it advisable to accept such orders and to make such sales and the Trust shall advise Distributor promptly of such determination.





        3.8      The Trust agrees to advise the Distributor promptly in writing:





                  (i) of any correspondence or other communication by the Commission or its staff relating to the Funds including requests by the Commission for amendments to the registration statement or prospectuses;





                  (ii) in the event of the issuance by the Commission of any stop order suspending the effectiveness of the registration statement or prospectuses then in effect or the initiation of any proceeding for that purpose;





                  (iii) of the happening of any event which makes untrue any statement of a material fact made in the registration statement or prospectuses or which requires the making of a change in such registration statement or prospectuses in order to make the statements therein not misleading; and





                  (iv) of all actions taken by the Commission with respect to any amendments to any registration statement or prospectus which may from time to time be filed with the Commission.






         3.9 From time to time, the Trust shall inform the Distributor in writing of the names of the individuals authorized to provide the Distributor with instructions or directions pursuant to this Agreement ("Authorized Persons"). The Distributor shall not be held to have notice of any change in the authority of any Authorized Person until receipt of notice thereof from the Trust.






4.       INDEMNIFICATION.

         4.1(a) The Trust shall indemnify, defend and hold the Distributor, and each of its present or former directors, members, officers, employees, representatives and any person who controls or previously controlled the Distributor within the meaning of Section 15 of the 1933 Act ("Distributor Indemnitees"), free and harmless from and against any and all losses, claims, demands, liabilities, damages, charges, payments and costs, as well as expenses related to the foregoing (including the reasonable costs of investigating or defending any alleged losses, claims, demands, liabilities, damages, charges, payments, costs or expenses related to the foregoing and any reasonable counsel fees incurred in connection therewith) of any and every nature ("Losses") which Distributor and/or each of the Distributor Indemnitees may incur under the 1933 Act, the 1934 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise:





                  (i) arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in the registration statement or any prospectus, an annual or interim report to shareholders or sales literature, or any amendments or supplements thereto, or arising out of or based upon any omission, or alleged omission, to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the Trust's obligation to indemnify Distributor and any of the Distributor Indemnitees shall not be deemed to cover any Losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made therein in reliance upon and in conformity with information relating to the Distributor and furnished to the Trust or its counsel by Distributor for the purpose of, and used in, the preparation thereof;






                  (ii) from and against any and all Losses which Distributor and/or each of the Distributor Indemnitees may incur in connection with this Agreement, or relating to Distributor's performance hereunder, except to the extent the Losses result from the Distributor's willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement; or





                  (iii) from and against any and all Losses which Distributor and/or each of the Distributor Indemnitees may incur in connection with this Agreement, or from and against any and all Losses which Distributor and/or each of the Distributor Indemnitees may incur when acting in accordance with instructions from the Trust or any Authorized Person.






         Promptly after receipt by the Distributor of notice of the commencement of an investigation, action, claim or proceeding, the Distributor shall, if a claim for indemnification in respect thereof is to made under this section, notify the Trust in writing of the commencement thereof, although the failure to do so shall not prevent recovery by the Distributor or any Distributor Indemnitee.





         4.1(b) The Trust shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such loss, claim, demand, liability, damage or expense, but if the Trust elects to assume the defense, such defense shall be conducted by counsel chosen by the Trust and approved by the Distributor, which approval shall not be unreasonably withheld. In the event the Trust elects to assume the defense of any such suit and retain such counsel and notifies the Distributor of such election, the indemnified defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by them subsequent to the receipt of the Trust's election. If the Trust does not elect to assume the defense of any such suit, or in case the Distributor does not, in the exercise of reasonable judgment, approve of counsel chosen by the Trust, or in case there is a conflict of interest between the Trust and the Distributor or any of the Distributor Indemnitees, the Trust will reimburse the indemnified person or persons named as defendant or defendants in such suit, for the reasonable fees and reasonable expenses of any counsel retained by Distributor and them. The Trust's indemnification agreement contained in this Section 4.1 and the Trust's representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Distributor and each of the Distributor Indemnitees, and shall survive the delivery of any Shares and the termination of this Agreement. This agreement of indemnity will inure exclusively to the Distributor's benefit, to the benefit of each of the Distributor Indemnitees, and their estates and successors. The Trust agrees promptly to notify Distributor in writing of the commencement of any litigation or proceedings against the Trust or any of its officers or trustees in connection with the issue and sale of any of the Shares.





         4.1(c) The Trust acknowledges and agrees that if the Trust, or an authorized officer thereof, requires the Distributor to give indemnification to any entity selling Shares or providing shareholder services to shareholders or others and such entity shall make a claim for indemnification against the Distributor, the Distributor shall make a similar claim for indemnification against the Trust and shall be entitled to such indemnification. The Distributor acknowledges that if it enters into any agreement to indemnify such third party that imposes greater obligations than the Trust's indemnification obligations under this Agreement, the Trust's obligation to indemnify the Distributor will be limited to the obligation set forth in this Agreement.





         4.2(a) Distributor shall indemnify, defend and hold the Trust, and each of its present or former trustees, officers, employees, representatives, and any person who controls or previously controlled the Trust within the meaning of
Section 15 of the 1933 Act ("Trust Indemnitees"), free and harmless from and against any and all Losses which the Trust, and each of its present or former trustees, officers, employees, representatives, or any such controlling person, may incur under the 1933 Act, the 1934 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise,





         (i) arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in the registration statement or any prospectus, an annual or interim report to shareholders or sales literature, or any amendments or supplements thereto, or the omission, or alleged omission, to state therein a material fact required to be stated therein or necessary to make the statement not misleading, but only if such statement or omission was made in reliance upon, and in conformity with, information relating to the Distributor and furnished to the Trust or its counsel by the Distributor for the purpose of, and used in, the preparation thereof, and





         (ii) arising out of or resulting from the Distributor's willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.





         Distributor's agreement to indemnify the Trust and any of the Trust Indemnitees shall not be deemed to cover any Losses to the extent they arise out of or result from the Trust's willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties, under this Agreement. Promptly after receipt by the Trust of notice of the commencement of an investigation, action, claim or proceeding, the Trust shall, if a claim for indemnification in respect thereof is to made under this section, notify the Distributor in writing of the commencement thereof, although the failure to do so shall not prevent recovery by the Trust or any Trust Indemnitee.





         4.2(b) The Distributor shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such loss, claim, demand, liability, damage or expense, but if the Distributor elects to assume the defense, such defense shall be conducted by counsel chosen by the Distributor and approved by the Trust, which approval shall not be unreasonably withheld. In the event the Distributor elects to assume the defense of any such suit and retain such counsel and notifies the distributor of such election, the indemnified defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by them subsequent to the receipt of the Distributor's election. If the Distributor does not elect to assume the defense of any such suit, or in case the Trust does not, in the exercise of reasonable judgment, approve of counsel chosen by the Distributor, the Distributor will reimburse the indemnified person or persons named as defendant or defendants in such suit, for the reasonable fees and reasonable expenses of any counsel retained by the Trust and them. The Distributor's indemnification agreement contained in this Section 4.2 and the Distributor's representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Trust or any of the Trust Indemnitees, and shall survive the delivery of any Shares and the termination of this Agreement. This agreement of indemnity will inure exclusively to the Trust's benefit, to the benefit of each of the Trust Indemnitees and their estates and successors. The Distributor agrees promptly to notify the Trust of the commencement of any litigation or proceedings against the Distributor or any of its officers or members in connection with the issue and sale of any of the Shares.





5.       OFFERING OF SHARES.





         No Shares shall be offered by either the Distributor or the Trust under any of the provisions of this Agreement and no orders for the purchase or sale of such Shares hereunder shall be accepted by the Trust if and so long as the effectiveness of the registration statement then in effect or any necessary amendments thereto shall be suspended under any of the provisions of the 1933 Act, or if and so long as the current prospectus as required by Section 10 of the 1933 Act, as amended, is not on file with the Commission; provided, however, that nothing contained in this paragraph 5 shall in any way restrict or have an application to or bearing upon the Trust's obligation to repurchase Shares from any shareholder in accordance with the provisions of the prospectus or Articles of Trust.




6.       LIMITATION OF LIABILITY




         6.1 The Distributor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of its obligations and duties under this Agreement, except a loss resulting from the Distributor's willful misfeasance, bad faith or negligence in the performance of such duties and obligations, or by reason of its reckless disregard thereof. Furthermore, notwithstanding anything herein to the contrary, the Distributor shall not be liable for any action taken or omitted to be taken in accordance with instructions received by the Distributor from an Authorized Person of the Trust.





         6.2 The Distributor shall maintain adequate and reliable computer and other equipment necessary or appropriate to carry out its obligations under this Agreement. Upon the Fund's reasonable request, the Distributor shall provide supplemental information concerning the aspects of its disaster recovery and business continuity plan that are relevant to the services provided hereunder. Notwithstanding the foregoing or any other provision of this agreement, the Distributor assumes no responsibility hereunder, and shall not be liable, for any default, damage, loss of data or documents, errors, delay or any other loss whatsoever caused by events beyond its reasonable control. Events beyond the Administrator's control include, without limitation, force majeure events. In the event of force majeure, computer or other equipment failures or similar events beyond its reasonable control, the Distributor shall follow applicable procedures in its disaster recovery and business continuity plan and use commercially reasonable efforts to minimize any service interruption.





       6.3 Notwithstanding anything in this Agreement to the contrary, in no event shall either party, its affiliates or any of its or their trustees, members, officers, employees, agents or subcontractors, be liable for lost profits or consequential damages.





7.       TERM.





         7.1 This Agreement shall become effective with respect to each Fund listed on Schedule A hereof as of the date hereof and, with respect to each Fund not in existence on that date, on the date an amendment to Schedule A to this Agreement relating to that Fund is executed. Unless sooner terminated as provided herein, this Agreement shall continue in effect with respect to each Fund for one year from the effective date of this Agreement. Thereafter, if not terminated, this Agreement shall continue automatically in effect as to each Fund for successive annual periods, provided such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or (ii) the vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of a Fund, and provided that in either event the continuance is also approved by a majority of the Trust's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval.





         7.2 This Agreement may be terminated without penalty with respect to a particular Fund:





         (a) through a failure to renew this Agreement at the end of a term;





         (b) upon mutual consent of the parties;





         (c) automatically in the event of its assignment (as defined in the 1940 Act); or





         (d) on at least thirty (30) days' written notice,


                  (i) by the Trust's Board of Trustees,


                  (ii) by vote of a majority (as defined with respect to voting securities in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of a Fund, or


                  (iii) by the Distributor.





Such notice may be waived by the party entitled to such notice.





         7.3 This Agreement may be immediately terminated pursuant to Section
3.6 upon the receipt of a written notice of termination from the terminating party. Any termination pursuant to Section 3.6 shall be without penalty to the terminating party.





         7.4 In the event of termination of this Agreement, all reasonable expenses associated with movement of records and materials and conversion thereof shall be borne by the Funds.





8.       MISCELLANEOUS.





         8.1 The services of the Distributor rendered to the Funds are not deemed to be exclusive. The Distributor may render such services and any other services to others, including other investment companies. The Trust recognizes that from time to time members, officers, and employees of the Distributor may serve as directors, trustees, officers and employees of other entities (including other investment companies), that such other entities may include the name of the Distributor as part of their name and that the Distributor or its affiliates may enter into distribution, administration, fund accounting, transfer agent or other agreements with such other entities.





         8.2      Confidentiality.





         (a) The Distributor agrees on behalf of itself and its employees to treat confidentially and as proprietary information of the Trust all records relative to the Funds' shareholders, not to use such records and information for any purpose other than performance of its responsibilities and duties hereunder, and not to disclose such information except where the Distributor may be exposed to civil or criminal proceedings for failure to comply, when requested to divulge such information by duly constituted authorities or court process, when subject to governmental or regulatory audit or investigation, or when so requested by the Trust. In case of any requests or demands for inspection of the records of the Funds, the Distributor will endeavor to notify the Trust promptly and to secure instructions from a representative of the Trust as to such inspection. Records and information which have become known to the public through no wrongful act of the Distributor or any of its employees, agents or representatives, and information which was already in the possession of the Distributor prior to receipt thereof, shall not be subject to this paragraph.





         (b) The Distributor hereby acknowledges that in the normal course of its provision of services to the Fund it will come into possession of material nonpublic information concerning the Fund. Such information may include portfolio holdings, trading strategies and pending transactions not generally known to the public. The Distributor acknowledges and agrees that it has duties of confidentiality and care with respect to such material nonpublic information. The Distributor represents that it has implemented effective policies and procedures designed to safeguard such information and to ensure that no employee or other representative trades on such information, communicates it to others, except as contemplated by this Agreement, or otherwise misuses it.





         8.3 This Agreement shall be governed by Wisconsin law, excluding the laws on conflicts of laws. To the extent that the applicable laws of the State of Wisconsin, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control, and nothing herein shall be construed in a manner inconsistent with the 1940 Act or any rule or order of the Commission thereunder. Any provision of this Agreement which may be determined by competent authority to be prohibited or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such prohibition or unenforceability without invalidating the remaining provisions hereof, and any such prohibition or unenforceability in any jurisdiction shall not invalidate or render unenforceable such provision in any other jurisdiction. In such case, the parties shall in good faith modify or substitute such provision consistent with the original intent of the parties.





          8.4 Any notice required or to be permitted to be given by either party to the other shall be in writing and shall be deemed to have been given when sent by registered or certified mail, postage prepaid, return receipt requested, as follows: Notice to the Distributor shall be sent to UMB Distribution Services, LLC, 803 West Michigan Street, Suite A, Milwaukee, WI, 53233,
Attention: Peter Hammond, and notice to the Trust shall be sent to Nakoma Mutual Fund, 525 Junction Road, Suite 8600, Madison, WI 53717, Attention: Dan Pickett.





           8.5 This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original agreement but such counterparts shall together constitute but one and the same instrument.





         8.6 The terms of this Agreement shall not be waived, altered, modified, amended or supplemented in any manner whatsoever except by a written instrument signed by the Distributor and the Trust.





         8.7 The captions of this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise effect their construction or effect.





         8.8. The Distributor shall maintain a fidelity bond covering larceny and embezzlement and an insurance policy with respect to directors and officers errors and omissions coverage in amounts that are appropriate in light of its duties and responsibilities hereunder. Upon the request of the Fund, the Administrator shall provide evidence that coverage is in place. The Distributor shall notify the Fund should its insurance coverage with respect to professional liability or errors and omissions coverage be canceled and not replaced.








IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by a duly authorized officer as of the day and year first above written.





                            NAKOMA MUTUAL FUNDS


                            (the "Trust")








                            By: /s/ Daniel Pickett
                                ----------------------------


                            Its President
                                ----------------------------





                            UMB DISTRIBUTION SERVICES, LLC


                            (the "Distributor")





                            By: /s/Peter J. Hammond
                                ----------------------------


                            Its President
                                ----------------------------






                            NAKOMA CAPITAL MANAGEMENT, LLC


                            (the "Advisor") (for purposes of Section 2.7 only)




                            By: /s/ Daniel Pickett
                                ----------------------------


                            Its President
                                ----------------------------

                                   SCHEDULE A


                                     TO THE


                             DISTRIBUTION AGREEMENT



                                  BY AND AMONG


                              NAKOMA MUTUAL FUNDS,


                         NAKOMA CAPITAL MANAGEMENT, LLC



                                       AND


                         UMB DISTRIBUTION SERVICES, LLC








                                  NAME OF FUNDS







                 FUND
                                                          EFFECTIVE DATE

 Series A- Nakoma Absolute Return Fund                Date of this Agreement

                                   SCHEDULE B


                                     TO THE


                             DISTRIBUTION AGREEMENT



                                  BY AND AMONG


                              NAKOMA MUTUAL FUNDS,


                         NAKOMA CAPITAL MANAGEMENT, LLC



                                       AND


                         UMB DISTRIBUTION SERVICES, LLC





                                      FEES








ANNUAL ASSET-BASED FEES (PER PORTFOLIO)*
|X|  First $1 billion                                  2.00 basis points, plus
|X|  Next $1 billion                                   1.75 basis points, plus
|X|  Next $1 billion                                   1.50 basis points, plus
|X|  Over $3 billion                                         1.25 basis points



* For UMB Distribution Services, LLC, or Grand Distribution Services, LLC, as named distributor.

This schedule is applied to each of the portfolios and is subject to the per-portfolio minimum below.



MINIMUM ANNUAL FEE


Per fund                                                              $40,000**



**The Distributor will waive 50% of the minimum fees for portfolios under $25 million during the first two years of operation. For portfolios between $25 million and $50 million, the minimum fees will reflect a 50% discount on the proportion less than $25 million and a 25% discount on the proportion greater than $25 million during the first two years of operations.






ADVERTISING COMPLIANCE


Review and comment on advertising not            $150 per hour, plus filing fees
prepared by UMB Investment Services
Group's Financial Marketing Group

Exhibit (g)

                                CUSTODY AGREEMENT


                                     BETWEEN

                                 UMB BANK, N.A.

                                       AND



                               NAKOMA MUTUAL FUNDS



                                                                 TABLE OF CONTENTS


 SECTION                                                                                                       PAGE

  1.  Appointment of Custodian                                                                                  1

  2.  Definitions                                                                                               1
      (a) Securities                                                                                            1
      (b) Assets                                                                                                1
      (c) Instructions and Special Instructions                                                                 1

  3.  Delivery of Corporate Documents                                                                           2

  4.  Powers and Duties of Custodian and Domestic Subcustodian                                                  2
      (a) Safekeeping                                                                                           3
      (b) Manner of Holding Securities                                                                          3
      (c) Free Delivery of Assets                                                                               4
      (d) Exchange of Securities                                                                                4
      (e) Purchases of Assets                                                                                   4
      (f) Sales of Assets                                                                                       5
      (g) Options                                                                                               5
      (h) Futures Contracts                                                                                     6
      (i) Segregated Accounts                                                                                   6
      (j) Depositary Receipts                                                                                   6
      (k) Corporate Actions, Put Bonds, Called Bonds, Etc.                                                      6
      (l) Interest Bearing Deposits                                                                             7
      (m) Foreign Exchange Transactions                                                                         7
      (n) Pledges or Loans of Securities                                                                        8
      (o) Stock Dividends, Rights, Etc.                                                                         8
      (p) Routine Dealings                                                                                      8
      (q) Collections                                                                                           8
      (r) Bank Accounts                                                                                         9
      (s) Dividends, Distributions and Redemptions                                                              9
      (t) Proceeds from Shares Sold                                                                             9
      (u) Proxies and Notices; Compliance with the Shareholders
            Communication Act of 1985                                                                           9
      (v) Books and Records                                                                                     9
      (w) Opinion of Fund's Independent Certified Public Accountants                                           10
      (x) Reports by Independent Certified Public Accountants                                                  10
      (y) Bills and Others Disbursements                                                                       10

  5.  Subcustodians                                                                                            10
      (a) Domestic Subcustodians                                                                               10
      (b) Foreign Subcustodians                                                                                10
      (c) Interim Subcustodians                                                                                11
      (d) Special Subcustodians                                                                                11
      (e) Termination of a Subcustodian                                                                        11
      (f) Certification Regarding Foreign Subcustodians                                                        11

  6.  Standard of Care                                                                                         12
      (a) General Standard of Care                                                                             12
      (b) Actions Prohibited by Applicable Law, Events Beyond Custodian's Control, Armed                       12
            Conflict, Sovereign Risk, etc.
      (c) Liability for Past Records                                                                           12
      (d) Advice of Counsel                                                                                    12
      (e) Advice of the Fund and Others                                                                        12
      (f) Instructions Appearing to be Genuine                                                                 13
      (g) Exceptions from Liability                                                                            13

  7.  Liability of the Custodian for Actions of Others                                                         13
      (a) Domestic Subcustodians                                                                               13
      (b) Liability for Acts and Omissions of Foreign Subcustodians                                            13
      (c) Securities Systems, Interim Subcustodians, Special Subcustodians, Securities                         13
            Depositories and Clearing Agencies
      (d) Defaults or Insolvency's of Brokers, Banks, Etc.                                                     14
      (e) Reimbursement of Expenses                                                                            14

  8.  Indemnification                                                                                          14
      (a) Indemnification by Fund                                                                              14
      (b) Indemnification by Custodian                                                                         14

  9. Advances                                                                                                  14

 10. Liens                                                                                                     15

 11. Compensation                                                                                              15

 12. Powers of Attorney                                                                                        15

 13. Termination and Assignment                                                                                15

 14. Additional Funds                                                                                          15

 15. Notices                                                                                                   16

 16. Miscellaneous                                                                                             16



                                CUSTODY AGREEMENT


         This agreement made as of this 19th day of May , 2006, between UMB Bank, n.a., a national banking association with its principal place of business located in Kansas City, Missouri (hereinafter "Custodian"), and Nakoma Mutual Funds (the "Fund").

         WITNESSETH:

         WHEREAS, the Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended; and

         WHEREAS, the Fund desires to appoint Custodian as its custodian for the custody of Assets (as hereinafter defined) owned by the Fund which Assets are to be held in such accounts ("Custody Accounts") as the Fund may establish from time to time; and

         WHEREAS, Custodian is willing to accept such appointment on the terms and conditions hereof.

         NOW, THEREFORE, in consideration of the mutual promises contained herein, the parties hereto, intending to be legally bound, mutually covenant and agree as follows:

1. APPOINTMENT OF CUSTODIAN.

         The Fund hereby appoints the Custodian as custodian of Assets belonging to the Fund which have been or may be from time to time deposited with the Custodian. Custodian accepts such appointment as a custodian and agrees to perform the duties and responsibilities of Custodian as set forth herein on the conditions set forth herein.

2. DEFINITIONS.

         For purposes of this Agreement, the following terms shall have the meanings so indicated:

         (a) "Security" or "Securities" shall mean stocks, bonds, bills, rights, script, warrants, interim certificates and all negotiable or nonnegotiable paper commonly known as Securities and other instruments or obligations.

         (b) "Assets" shall mean Securities, monies and other property held by the Custodian for the benefit of the Fund.

         (c)(1) "Instructions", as used herein, shall mean: (i) a tested telex, a written (including, without limitation, facsimile transmission) request, direction, instruction or certification signed or initialed by or on behalf of the Fund by an Authorized Person; (ii) a telephonic or other oral communication from a person the Custodian reasonably believes to be an Authorized Person; or
(iii) a communication effected directly between an electro-mechanical or electronic device or system (including, without limitation, computers) on behalf of the Fund. Custodian recommends that any Instructions transmitted by the Fund via email be done so only through a secure system or process. Custodian can make available to Fund a secure email system if Fund so desires. Instructions in the form of oral communications shall be confirmed by the appropriate Fund by tested telex or in writing in the manner set forth in clause (i) above, but the lack of such confirmation shall in no way affect any action taken by the Custodian in reliance upon such oral Instructions prior to the Custodian's receipt of such confirmation. The Fund authorizes the Custodian to record any and all telephonic or other oral Instructions communicated to the Custodian.

         (c)(2) "Special Instructions", as used herein, shall mean Instructions countersigned or confirmed in writing by the Treasurer or any Assistant Treasurer of the Fund or any other person designated by the Treasurer of the Fund in writing, which countersignature or confirmation shall be included on the same instrument containing the Instructions or on a separate instrument relating thereto.

         (c)(3) Instructions and Special Instructions shall be delivered to the Custodian at the address and/or telephone, facsimile transmission or telex number agreed upon from time to time by the Custodian and the Fund.

         (c)(4) Where appropriate, Instructions and Special Instructions shall be continuing instructions.

3. DELIVERY OF CORPORATE DOCUMENTS.

         Each of the parties to this Agreement represents that its execution does not violate any of the provisions of its respective charter, articles of incorporation, articles of association or bylaws and all required corporate action to authorize the execution and delivery of this Agreement has been taken.

         The Fund has furnished the Custodian with copies, properly certified or authenticated, with all amendments or supplements thereto, of the following documents:

         (a) Certificate of Trust (or equivalent document) of the Fund as in effect on the date hereof;

         (b) By-Laws of the Fund as in effect on the date hereof;

         (c) Resolutions of the Board of Trustees of the Fund appointing the Custodian and approving the form of this Agreement; and

         (d) The Fund's current prospectus and statement of additional information.

         The Fund shall promptly furnish the Custodian with copies of any updates, amendments or supplements to the foregoing documents.

         In addition, the Fund has delivered or will promptly deliver to the Custodian, copies of the Resolution(s) of its Board of Trustees and all amendments or supplements thereto, properly certified or authenticated, designating certain officers or employees of the Fund who will have continuing authority to certify to the Custodian: (a) the names, titles, signatures and scope of authority of all persons authorized to give Instructions or any other notice, request, direction, instruction, certificate or instrument on behalf of the Fund, and (b) the names, titles and signatures of those persons authorized to countersign or confirm Special Instructions on behalf of the Fund (in both cases collectively, the "Authorized Persons" and individually, an "Authorized Person"). Such Resolutions and certificates may be accepted and relied upon by the Custodian as conclusive evidence of the facts set forth therein and shall be considered to be in full force and effect until delivery to the Custodian of a similar Resolution or certificate to the contrary. Upon delivery of a certificate which deletes or does not include the name(s) of a person previously authorized to give Instructions or to countersign or confirm Special Instructions, such persons shall no longer be considered an Authorized Person authorized to give Instructions or to countersign or confirm Special Instructions. Unless the certificate specifically requires that the approval of anyone else will first have been obtained, the Custodian will be under no obligation to inquire into the right of the person giving such Instructions or Special Instructions to do so. Notwithstanding any of the foregoing, no Instructions or Special Instructions received by the Custodian from the Fund will be deemed to authorize or permit any director, trustee, officer, employee, or agent of the Fund to withdraw any of the Assets of the Fund upon the mere receipt of such authorization, Special Instructions or Instructions from such director, trustee, officer, employee or agent.

4. POWERS AND DUTIES OF CUSTODIAN AND DOMESTIC SUBCUSTODIAN.

         Except for Assets held by any Subcustodian appointed pursuant to Sections 5(b), (c), or (d) of this Agreement, the Custodian shall have and perform the powers and duties hereinafter set forth in this Section 4. For purposes of this Section 4 all references to powers and duties of the "Custodian" shall also refer to any Domestic Subcustodian appointed pursuant to
Section 5(a).

         (a)  Safekeeping.

         The Custodian will keep safely the Assets of the Fund which are delivered to it from time to time. The Custodian shall not be responsible for any property of the Fund held or received by the Fund and not delivered to the Custodian.

         (b) Manner of Holding Securities.

               (1) The Custodian shall at all times hold Securities of the Fund either: (i) by physical possession of the share certificates or other instruments representing such Securities in registered or bearer form; or (ii) in book-entry form by a Securities System (as hereinafter defined) in accordance with the provisions of sub-paragraph (3) below.

               (2) The Custodian may hold registrable portfolio Securities which have been delivered to it in physical form, by registering the same in the name of the Fund or its nominee, or in the name of the Custodian or its nominee, for whose actions the Fund and Custodian, respectively, shall be fully responsible. Upon the receipt of Instructions, the Custodian shall hold such Securities in street certificate form, so called, with or without any indication of fiduciary capacity. However, unless it receives Instructions to the contrary, the Custodian will register all such portfolio Securities in the name of the Custodian's authorized nominee. All such Securities shall be held in an account of the Custodian containing only assets of the appropriate Fund or only assets held by the Custodian as a fiduciary, provided that the records of the Custodian shall indicate at all times the Fund or other customer for which such Securities are held in such accounts and the respective interests therein.

               (3) The Custodian may deposit and/or maintain domestic Securities owned by the Fund in, and the Fund hereby approves use of: (a) The Depository Trust Company; and (b) any book-entry system as provided in (i) Subpart O of Treasury Circular No. 300, 31 CFR 306.115, (ii) Subpart B of Treasury Circular Public Debt Series No. 27-76, 31 CFR 350.2, or (iii) the book-entry regulations of federal agencies substantially in the form of 31 CFR 306.115. Upon the receipt of Special Instructions, the Custodian may deposit and/or maintain domestic Securities owned by the Fund in any other domestic clearing agency registered with the Securities and Exchange Commission ("SEC") under Section 17A of the Securities Exchange Act of 1934 (or as may otherwise be authorized by the SEC to serve in the capacity of depository or clearing agent for the Securities or other assets of investment companies) which acts as a Securities depository. Each of the foregoing shall be referred to in this Agreement as a "Securities System," and all such Securities Systems shall be listed on the attached Appendix A. Use of a Securities System shall be in accordance with applicable Federal Reserve Board and SEC rules and regulations, if any, and subject to the following provisions:

                  (i) The Custodian may deposit the Securities directly or through one or more agents or Subcustodians which are also qualified to act as custodians for investment companies.

                  (ii) The Custodian shall deposit and/or maintain the Securities in a Securities System, provided that such Securities are represented in an account ("Account") of the Custodian in the Securities System that includes only assets held by the Custodian as a fiduciary, custodian or otherwise for customers.

                  (iii) The books and records of the Custodian shall at all times identify those Securities belonging to any one or more Funds which are maintained in a Securities System.

                  (iv) The Custodian shall pay for Securities purchased for the account of the Fund only upon (a) receipt of advice from the Securities System that such Securities have been transferred to the Account of the Custodian in accordance with the rules of the Securities System, and (b) the making of an entry on the records of the Custodian to reflect such payment and transfer for the account of the Fund. The Custodian shall transfer Securities sold for the account of the Fund only upon (a) receipt of advice from the Securities System that payment for such Securities has been transferred to the Account of the Custodian in accordance with the rules of the Securities System, and (b) the making of an entry on the records of the Custodian to reflect such transfer and payment for the account of the Fund. Copies of all advice from the Securities System relating to transfers of Securities for the account of the Fund shall be maintained for the Fund by the Custodian. The Custodian shall deliver to the Fund on the next succeeding business day daily transaction reports that shall include each day's transactions in the Securities System for the account of the Fund. Such transaction reports shall be delivered to the Fund or any agent designated by the Fund pursuant to Instructions, by computer or in such other manner as the Fund and Custodian may agree.

                  (v) The Custodian shall, if requested by the Fund pursuant to Instructions, provide the Fund with reports obtained by the Custodian or any Subcustodian with respect to a Securities System's accounting system, internal accounting control and procedures for safeguarding Securities deposited in the Securities System.

                  (vi) Upon receipt of Special Instructions, the Custodian shall terminate the use of any Securities System on behalf of the Fund as promptly as practicable and shall take all actions reasonably practicable to safeguard the Securities of the Fund maintained with such Securities System.

      (c) Free Delivery of Assets.

      Notwithstanding any other provision of this Agreement and except as provided in Section 3 hereof, the Custodian, upon receipt of Special Instructions, will undertake to make free delivery of Assets, provided such Assets are on hand and available, in connection with the Fund's transactions and to transfer such Assets to such broker, dealer, Subcustodian, bank, agent, Securities System or otherwise as specified in such Special Instructions.

      (d) Exchange of Securities.

      Upon receipt of Instructions, the Custodian will exchange portfolio Securities held by it for the Fund for other Securities or cash paid in connection with any reorganization, recapitalization, merger, consolidation, or conversion of convertible Securities, and will deposit any such Securities in accordance with the terms of any reorganization or protective plan.

      Without Instructions, the Custodian is authorized to exchange Securities held by it in temporary form for Securities in definitive form, to surrender Securities for transfer into a name or nominee name as permitted in Section 4(b)(2), to effect an exchange of shares in a stock split or when the par value of the stock is changed, to sell any fractional shares, and, upon receiving payment therefor, to surrender bonds or other Securities held by it at maturity or call.

      (e) Purchases of Assets.

         (1) Securities Purchases. In accordance with Instructions, the Custodian shall, with respect to a purchase of Securities, pay for such Securities out of monies held for the Fund's account for which the purchase was made, but only insofar as monies are available therein for such purpose, and receive the portfolio Securities so purchased. Unless the Custodian has received Special Instructions to the contrary, such payment will be made only upon receipt of Securities by the Custodian, a clearing corporation of a national Securities exchange of which the Custodian is a member, or a Securities System in accordance with the provisions of Section 4(b)(3) hereof. Notwithstanding the foregoing, upon receipt of Instructions: (i) in connection with a repurchase agreement, the Custodian may release funds to a Securities System prior to the receipt of advice from the Securities System that the Securities underlying such repurchase agreement have been transferred by book-entry into the Account maintained with such Securities System by the Custodian, provided that the Custodian's instructions to the Securities System require that the Securities System may make payment of such funds to the other party to the repurchase agreement only upon transfer by book-entry of the Securities underlying the repurchase agreement into such Account; (ii) in the case of Interest Bearing Deposits, currency deposits, and other deposits, foreign exchange transactions, futures contracts or options, pursuant to Sections 4(g), 4(h), 4(l), and 4(m) hereof, the Custodian may make payment therefor before receipt of an advice of transaction; and (iii) in the case of Securities as to which payment for the Security and receipt of the instrument evidencing the Security are under generally accepted trade practice or the terms of the instrument representing the Security expected to take place in different locations or through separate parties, such as commercial paper which is indexed to foreign currency exchange rates, derivatives and similar Securities, the Custodian may make payment for such Securities prior to delivery thereof in accordance with such generally accepted trade practice or the terms of the instrument representing such Security.

         (2) Other Assets Purchased. Upon receipt of Instructions and except as otherwise provided herein, the Custodian shall pay for and receive other Assets for the account of the Fund as provided in Instructions.

      (f) Sales of Assets.

         (1) Securities Sold. In accordance with Instructions, the Custodian will, with respect to a sale, deliver or cause to be delivered the Securities thus designated as sold to the broker or other person specified in the Instructions relating to such sale. Unless the Custodian has received Special Instructions to the contrary, such delivery shall be made only upon receipt of payment therefor in the form of: (a) cash, certified check, bank cashier's check, bank credit, or bank wire transfer; (b) credit to the account of the Custodian with a clearing corporation of a national Securities exchange of which the Custodian is a member; or (c) credit to the Account of the Custodian with a Securities System, in accordance with the provisions of Section 4(b)(3) hereof. Notwithstanding the foregoing, Securities held in physical form may be delivered and paid for in accordance with "street delivery custom" to a broker or its clearing agent, against delivery to the Custodian of a receipt for such Securities, provided that the Custodian shall have taken reasonable steps to ensure prompt collection of the payment for, or return of, such Securities by the broker or its clearing agent, and provided further that the Custodian shall not be responsible for the selection of or the failure or inability to perform of such broker or its clearing agent or for any related loss arising from delivery or custody of such Securities prior to receiving payment therefor.

         (2) Other Assets Sold. Upon receipt of Instructions and except as otherwise provided herein, the Custodian shall receive payment for and deliver other Assets for the account of the Fund as provided in Instructions.

      (g)  Options.

         (1) Upon receipt of Instructions relating to the purchase of an option or sale of a covered call option, the Custodian shall: (a) receive and retain confirmations or other documents, if any, evidencing the purchase or writing of the option by the Fund; (b) if the transaction involves the sale of a covered call option, deposit and maintain in a segregated account the Securities (either physically or by book-entry in a Securities System) subject to the covered call option written on behalf of the Fund; and (c) pay, release and/or transfer such Securities, cash or other Assets in accordance with any notices or other communications evidencing the expiration, termination or exercise of such options which are furnished to the Custodian by the Options Clearing Corporation (the "OCC"), the securities or options exchanges on which such options were traded, or such other organization as may be responsible for handling such option transactions.

         (2) Upon receipt of Instructions relating to the sale of a naked option (including stock index and commodity options), the Custodian, the appropriate Fund and the broker-dealer shall enter into an agreement to comply with the rules of the OCC or of any registered national securities exchange or similar organizations(s). Pursuant to that agreement and the Fund's Instructions, the Custodian shall: (a) receive and retain confirmations or other documents, if any, evidencing the writing of the option; (b) deposit and maintain in a segregated account, Securities (either physically or by book-entry in a Securities System), cash and/or other Assets; and (c) pay, release and/or transfer such Securities, cash or other Assets in accordance with any such agreement and with any notices or other communications evidencing the expiration, termination or exercise of such option which are furnished to the Custodian by the OCC, the securities or options exchanges on which such options were traded, or such other organization as may be responsible for handling such option transactions. The appropriate Fund and the broker-dealer shall be responsible for determining the quality and quantity of assets held in any segregated account established in compliance with applicable margin maintenance requirements and the performance of other terms of any option contract.

      (h)  Futures Contracts.

      Upon receipt of Instructions, the Custodian shall enter into a futures margin procedural agreement among the appropriate Fund, the Custodian and the designated futures commission merchant (a "Procedural Agreement"). Under the Procedural Agreement the Custodian shall: (a) receive and retain confirmations, if any, evidencing the purchase or sale of a futures contract or an option on a futures contract by the Fund; (b) deposit and maintain in a segregated account cash, Securities and/or other Assets designated as initial, maintenance or variation "margin" deposits intended to secure the Fund's performance of its obligations under any futures contracts purchased or sold, or any options on futures contracts written by the Fund, in accordance with the provisions of any Procedural Agreement designed to comply with the provisions of the Commodity Futures Trading Commission and/or any commodity exchange or contract market (such as the Chicago Board of Trade), or any similar organization(s), regarding such margin deposits; and (c) release Assets from and/or transfer Assets into such margin accounts only in accordance with any such Procedural Agreements. The appropriate Fund and such futures commission merchant shall be responsible for determining the type and amount of Assets held in the segregated account or paid to the broker-dealer in compliance with applicable margin maintenance requirements and the performance of any futures contract or option on a futures contract in accordance with its terms.

      (i)  Segregated Accounts.

      Upon receipt of Instructions, the Custodian shall establish and maintain on its books a segregated account or accounts for and on behalf of the Fund, into which account or accounts may be transferred Assets of the Fund, including Securities maintained by the Custodian in a Securities System pursuant to Paragraph (b)(3) of this Section 4, said account or accounts to be maintained
(i) for the purposes set forth in Sections 4(g), 4(h) and 4(n) and (ii) for the purpose of compliance by the Fund with the procedures required by the SEC Investment Company Act Release Number 10666 or any subsequent release or releases relating to the maintenance of segregated accounts by registered investment companies, or (iii) for such other purposes as may be set forth, from time to time, in Special Instructions. The Custodian shall not be responsible for the determination of the type or amount of Assets to be held in any segregated account referred to in this paragraph, or for compliance by the Fund with required procedures noted in (ii) above.

      (j)  Depositary Receipts.

      Upon receipt of Instructions, the Custodian shall surrender or cause to be surrendered Securities to the depositary used for such Securities by an issuer of American Depositary Receipts or International Depositary Receipts (hereinafter referred to, collectively, as "ADRs"), against a written receipt therefor adequately describing such Securities and written evidence satisfactory to the organization surrendering the same that the depositary has acknowledged receipt of instructions to issue ADRs with respect to such Securities in the name of the Custodian or a nominee of the Custodian, for delivery in accordance with such instructions.

      Upon receipt of Instructions, the Custodian shall surrender or cause to be surrendered ADRs to the issuer thereof, against a written receipt therefor adequately describing the ADRs surrendered and written evidence satisfactory to the organization surrendering the same that the issuer of the ADRs has acknowledged receipt of instructions to cause its depository to deliver the Securities underlying such ADRs in accordance with such instructions.

      (k)  Corporate Actions, Put Bonds, Called Bonds, Etc.

      Upon receipt of Instructions, the Custodian shall: (a) deliver warrants, puts, calls, rights or similar Securities to the issuer or trustee thereof (or to the agent of such issuer or trustee) for the purpose of exercise or sale, provided that the new Securities, cash or other Assets, if any, acquired as a result of such actions are to be delivered to the Custodian; and (b) deposit Securities upon invitations for tenders thereof, provided that the consideration for such Securities is to be paid or delivered to the Custodian, or the tendered Securities are to be returned to the Custodian.

      Notwithstanding any provision of this Agreement to the contrary, the Custodian shall take all necessary action, unless otherwise directed to the contrary in Instructions, to comply with the terms of all mandatory or compulsory exchanges, calls, tenders, redemptions, or similar rights of security ownership of which the Custodian receives notice through publications to which it normally subscribes, and shall notify the appropriate Fund of such action in writing by facsimile transmission or in such other manner as the Fund and Custodian may agree in writing.

      The Fund agrees that if it gives an Instruction for the performance of an act on the last permissible date of a period established by any optional offer or on the last permissible date for the performance of such act, the Fund shall hold the Custodian harmless from any adverse consequences in connection with acting upon or failing to act upon such Instructions.

      (l) Interest Bearing Deposits.

      Upon receipt of Instructions directing the Custodian to purchase interest bearing fixed term and call deposits (hereinafter referred to, collectively, as "Interest Bearing Deposits") for the account of the Fund, the Custodian shall purchase such Interest Bearing Deposits in the name of the Fund with such banks or trust companies, including the Custodian, any Subcustodian or any subsidiary or affiliate of the Custodian (hereinafter referred to as "Banking Institutions"), and in such amounts as the Fund may direct pursuant to Instructions. Such Interest Bearing Deposits may be denominated in U.S. dollars or other currencies, as the Fund may determine and direct pursuant to Instructions. The responsibilities of the Custodian to the Fund for Interest Bearing Deposits issued by the Custodian shall be that of a U.S. bank for a similar deposit. With respect to Interest Bearing Deposits other than those issued by the Custodian, (a) the Custodian shall be responsible for the collection of income and the transmission of cash to and from such accounts; and
(b) the Custodian shall have no duty with respect to the selection of the Banking Institution or for the failure of such Banking Institution to pay upon demand.

      (m) Foreign Exchange Transactions.

         (l) The Fund hereby appoints the Custodian as its agent in the execution of all currency exchange transactions. The Custodian agrees to provide exchange rate and U.S. Dollar information, in writing, to the Funds. Such information shall be supplied by the Custodian at least by the business day prior to the value date of the foreign exchange transaction, provided that the Custodian receives the request for such information at least two business days prior to the value date of the transaction.

         (2) Upon receipt of Instructions, the Custodian shall settle foreign exchange contracts or options to purchase and sell foreign currencies for spot and future delivery on behalf of and for the account of the Fund with such currency brokers or Banking Institutions as the Fund may determine and direct pursuant to Instructions. If, in its Instructions, the Fund does not direct the Custodian to utilize a particular currency broker or Banking Institution, the Custodian is authorized to select such currency broker or Banking Institution as it deems appropriate to execute the Fund's foreign currency transaction.

         (3) The Fund accepts full responsibility for its use of third party foreign exchange brokers and for execution of said foreign exchange contracts and understands that the Fund shall be responsible for any and all costs and interest charges which may be incurred as a result of the failure or delay of its third party broker to deliver foreign exchange. The Custodian shall have no responsibility or liability with respect to the selection of the currency brokers or Banking Institutions with which the Fund deals or the performance of such brokers or Banking Institutions.

         (4) Notwithstanding anything to the contrary contained herein, upon receipt of Instructions the Custodian may, in connection with a foreign exchange contract, make free outgoing payments of cash in the form of U.S. Dollars or foreign currency prior to receipt of confirmation of such foreign exchange contract or confirmation that the countervalue currency completing such contract has been delivered or received.

         (5) The Custodian shall not be obligated to enter into foreign exchange transactions as principal. However, if the Custodian has made available to the Fund its services as a principal in foreign exchange transactions and subject to any separate agreement between the parties relating to such transactions, the Custodian shall enter into foreign exchange contracts or options to purchase and sell foreign currencies for spot and future delivery on behalf of and for the account of the Fund, with the Custodian as principal.

      (n) Pledges or Loans of Securities.

         (1) Upon receipt of Instructions from the Fund, the Custodian will release or cause to be released Securities held in custody to the pledgees designated in such Instructions by way of pledge or hypothecation to secure loans incurred by the Fund with various lenders including but not limited to UMB Bank, n.a.; provided, however, that the Securities shall be released only upon payment to the Custodian of the monies borrowed, except that in cases where additional collateral is required to secure existing borrowings, further Securities may be released or delivered, or caused to be released or delivered for that purpose upon receipt of Instructions. Upon receipt of Instructions, the Custodian will pay, but only from funds available for such purpose, any such loan upon re-delivery to it of the Securities pledged or hypothecated therefor and upon surrender of the note or notes evidencing such loan. In lieu of delivering collateral to a pledgee, the Custodian, on the receipt of Instructions, shall transfer the pledged Securities to a segregated account for the benefit of the pledgee.

         (2) Upon receipt of Special Instructions, and execution of a separate Securities Lending Agreement, the Custodian will release Securities held in custody to the borrower designated in such Instructions and may, except as otherwise provided below, deliver such Securities prior to the receipt of collateral, if any, for such borrowing, provided that, in case of loans of Securities held by a Securities System that are secured by cash collateral, the Custodian's instructions to the Securities System shall require that the Securities System deliver the Securities of the appropriate Fund to the borrower thereof only upon receipt of the collateral for such borrowing. The Custodian shall have no responsibility or liability for any loss arising from the delivery of Securities prior to the receipt of collateral. Upon receipt of Instructions and the loaned Securities, the Custodian will release the collateral to the borrower.

      (o)  Stock Dividends, Rights, Etc.

      The Custodian shall receive and collect all stock dividends, rights, and other items of like nature and, upon receipt of Instructions, take action with respect to the same as directed in such Instructions.

      (p)  Routine Dealings.

      The Custodian will, in general, attend to all routine and mechanical matters in accordance with industry standards in connection with the sale, exchange, substitution, purchase, transfer, or other dealings with Securities or other property of the Fund except as may be otherwise provided in this Agreement or directed from time to time by Instructions from any particular Fund. The Custodian may also make payments to itself or others from the Assets for disbursements and out-of-pocket expenses incidental to handling Securities or other similar items relating to its duties under this Agreement, provided that all such payments shall be accounted for to the appropriate Fund.

      (q)  Collections.

      The Custodian shall (a) collect amounts due and payable to the Fund with respect to portfolio Securities and other Assets; (b) promptly credit to the account of the Fund all income and other payments relating to portfolio Securities and other Assets held by the Custodian hereunder upon Custodian's receipt of such income or payments or as otherwise agreed in writing by the Custodian and any particular Fund; (c) promptly endorse and deliver any instruments required to effect such collection; and (d) promptly execute ownership and other certificates and affidavits for all federal, state, local and foreign tax purposes in connection with receipt of income or other payments with respect to portfolio Securities and other Assets, or in connection with the transfer of such Securities or other Assets; provided, however, that with respect to portfolio Securities registered in so-called street name, or physical Securities with variable interest rates, the Custodian shall use its best efforts to collect amounts due and payable to the Fund. The Custodian shall notify the Fund in writing by facsimile transmission or in such other manner as the Fund and Custodian may agree in writing if any amount payable with respect to portfolio Securities or other Assets is not received by the Custodian when due. The Custodian shall not be responsible for the collection of amounts due and payable with respect to portfolio Securities or other Assets that are in default.

      (r)  Bank Accounts.

      Upon Instructions, the Custodian shall open and operate a bank account or accounts on the books of the Custodian; provided that such bank account(s) shall be in the name of the Custodian or a nominee thereof, for the account of the Fund, and shall be subject only to draft or order of the Custodian. The responsibilities of the Custodian to the Fund for deposits accepted on the Custodian's books shall be that of a U.S. bank for a similar deposit.

      (s) Dividends, Distributions and Redemptions.

      To enable the Fund to pay dividends or other distributions to shareholders of the Fund and to make payment to shareholders who have requested repurchase or redemption of their shares of the Fund (collectively, the "Shares"), the Custodian shall release cash or Securities insofar as available. In the case of cash, the Custodian shall, upon the receipt of Instructions, transfer such funds by check or wire transfer to any account at any bank or trust company designated by the Fund in such Instructions. In the case of Securities, the Custodian shall, upon the receipt of Special Instructions, make such transfer to any entity or account designated by the Fund in such Special Instructions.

      (t) Proceeds from Shares Sold.

      The Custodian shall receive funds representing cash payments received for shares issued or sold from time to time by the Fund, and shall credit such funds to the account of the appropriate Fund. The Custodian shall notify the appropriate Fund of Custodian's receipt of cash in payment for shares issued by the Fund by facsimile transmission or in such other manner as the Fund and the Custodian shall agree. Upon receipt of Instructions, the Custodian shall: (a) deliver all federal funds received by the Custodian in payment for shares as may be set forth in such Instructions and at a time agreed upon between the Custodian and the Fund; and (b) make federal funds available to the Fund as of specified times agreed upon from time to time by the Fund and the Custodian, in the amount of checks received in payment for shares which are deposited to the accounts of the Fund.

      (u) Proxies and Notices; Compliance with the Shareholders Communication Act of 1985.

      The Custodian shall deliver or cause to be delivered to the appropriate Fund all forms of proxies, all notices of meetings, and any other notices or announcements affecting or relating to Securities owned by the Fund that are received by the Custodian, any Subcustodian, or any nominee of either of them, and, upon receipt of Instructions, the Custodian shall execute and deliver, or cause such Subcustodian or nominee to execute and deliver, such proxies or other authorizations as may be required. Except as directed pursuant to Instructions, neither the Custodian nor any Subcustodian or nominee shall vote upon any such Securities, or execute any proxy to vote thereon, or give any consent or take any other action with respect thereto.

      The Custodian will not release the identity of the Fund to an issuer which requests such information pursuant to the Shareholder Communications Act of 1985 for the specific purpose of direct communications between such issuer and the Fund unless the Fund directs the Custodian otherwise in writing.

      (v) Books and Records.

      The Custodian shall maintain such records relating to its activities under this Agreement as are required to be maintained by Rule 31a-1 under the Investment Company Act of 1940 ("the 1940 Act") and to preserve them for the periods prescribed in Rule 31a-2 under the 1940 Act. These records shall be open for inspection by duly authorized officers, employees or agents (including independent public accountants) of the appropriate Fund during normal business hours of the Custodian.

      The Custodian shall provide accountings relating to its activities under this Agreement as shall be agreed upon by the Fund and the Custodian.


      (w) Opinion of Fund's Independent Certified Public Accountants.

      The Custodian shall take all reasonable action as the Fund may request to obtain from year to year favorable opinions from the Fund's independent certified public accountants with respect to the Custodian's activities hereunder and in connection with the preparation of the Fund's periodic reports to the SEC and with respect to any other requirements of the SEC.

      (x) Reports by Independent Certified Public Accountants.

      At the request of the Fund, the Custodian shall deliver to the Fund a written report prepared by the Custodian's independent certified public accountants with respect to the services provided by the Custodian under this Agreement, including, without limitation, the Custodian's accounting system, internal accounting control and procedures for safeguarding cash, Securities and other Assets, including cash, Securities and other Assets deposited and/or maintained in a Securities System or with a Subcustodian. Such report shall be of sufficient scope and in sufficient detail as may reasonably be required by the Fund and as may reasonably be obtained by the Custodian.

      (y) Bills and Other Disbursements.

      Upon receipt of Instructions, the Custodian shall pay, or cause to be paid, all bills, statements, or other obligations of the Fund.

5. SUBCUSTODIANS.

      From time to time, in accordance with the relevant provisions of this Agreement, the Custodian may appoint one or more Domestic Subcustodians, Foreign Subcustodians, Special Subcustodians, or Interim Subcustodians (as each are hereinafter defined) to act on behalf of any one or more Funds. A Domestic Subcustodian, in accordance with the provisions of this Agreement, may also appoint a Foreign Subcustodian, Special Subcustodian, or Interim Subcustodian to act on behalf of any one or more Funds. For purposes of this Agreement, all Domestic Subcustodians, Foreign Subcustodians, Special Subcustodians and Interim Subcustodians shall be referred to collectively as "Subcustodians".

      (a)  Domestic Subcustodians.

      The Custodian may, at any time and from time to time, appoint any bank as defined in Section 2(a)(5) of the 1940 Act or any trust company or other entity, any of which meet the requirements of a custodian under Section 17(f) of the 1940 Act and the rules and regulations thereunder, to act for the Custodian on behalf of any one or more Funds as a subcustodian for purposes of holding Assets of the Fund and performing other functions of the Custodian within the United States (a "Domestic Subcustodian"). The Fund shall approve in writing the appointment of the proposed Domestic Subcustodian; and the Custodian's appointment of any such Domestic Subcustodian shall not be effective without such prior written approval of the Fund. Each such duly approved Domestic Subcustodian shall be listed on Appendix A attached hereto, as it may be amended, from time to time.

      (b)  Foreign Subcustodians.

      The Custodian may at any time appoint, or cause a Domestic Subcustodian to appoint, any bank, trust company or other entity meeting the requirements of an "eligible foreign custodian" under Section 17(f) of the 1940 Act and the rules and regulations thereunder to act for the Custodian on behalf of any one or more Funds as a subcustodian or sub-subcustodian (if appointed by a Domestic Subcustodian) for purposes of holding Assets of the Fund(s) and performing other functions of the Custodian in countries other than the United States of America (hereinafter referred to as a "Foreign Subcustodian" in the context of either a subcustodian or a sub-subcustodian); provided that the Custodian shall have obtained written confirmation from the Fund of the approval of the Board of Trustees or other governing body of the Fund (which approval may be withheld in the sole discretion of such Board of Trustees or other governing body or entity) with respect to (i) the identity of any proposed Foreign Subcustodian (including branch designation), (ii) the country or countries in which, and the securities depositories or clearing agencies (hereinafter "Securities Depositories and Clearing Agencies"), if any, through which, the Custodian or any proposed Foreign Subcustodian is authorized to hold Securities and other Assets of the Fund, and (iii) the form and terms of the subcustodian agreement to be entered into with such proposed Foreign Subcustodian. Each such duly approved Foreign Subcustodian and the countries where and the Securities Depositories and Clearing Agencies through which they may hold Securities and other Assets of the Fund(s) shall be listed on Appendix A attached hereto, as it may be amended, from time to time. The Fund shall be responsible for informing the Custodian sufficiently in advance of a proposed investment which is to be held in a country in which no Foreign Subcustodian is authorized to act, in order that there shall be sufficient time for the Custodian, or any Domestic Subcustodian, to effect the appropriate arrangements with a proposed Foreign Subcustodian, including obtaining approval as provided in this Section 5(b). In connection with the appointment of any Foreign Subcustodian, the Custodian shall, or shall cause the Domestic Subcustodian to, enter into a subcustodian agreement with the Foreign Subcustodian in form and substance approved by the Fund. The Custodian shall not consent to the amendment of, and shall cause any Domestic Subcustodian not to consent to the amendment of, any agreement entered into with a Foreign Subcustodian, which materially affects the Fund's rights under such agreement, except upon prior written approval of the Fund pursuant to Special Instructions.

      (c)  Interim Subcustodians.

      Notwithstanding the foregoing, in the event that the Fund shall invest in an Asset to be held in a country in which no Foreign Subcustodian is authorized to act, the Custodian shall notify the Fund in writing by facsimile transmission or in such other manner as the Fund and the Custodian shall agree in writing of the unavailability of an approved Foreign Subcustodian in such country; and upon the receipt of Special Instructions from the Fund, the Custodian shall, or shall cause its Domestic Subcustodian to, appoint or approve an entity (referred to herein as an "Interim Subcustodian") designated in such Special Instructions to hold such Security or other Asset.

      (d)  Special Subcustodians.

      Upon receipt of Special Instructions, the Custodian shall, on behalf of the Fund, appoint one or more banks, trust companies or other entities designated in such Special Instructions to act for the Custodian on behalf of the Fund as a subcustodian for purposes of: (i) effecting third-party repurchase transactions with banks, brokers, dealers or other entities through the use of a common custodian or subcustodian; (ii) providing depository and clearing agency services with respect to certain variable rate demand note Securities, (iii) providing depository and clearing agency services with respect to dollar denominated Securities, and (iv) effecting any other transactions designated by the Fund in such Special Instructions. Each such designated subcustodian (hereinafter referred to as a "Special Subcustodian") shall be listed on Appendix A attached hereto, as it may be amended from time to time. In connection with the appointment of any Special Subcustodian, the Custodian shall enter into a subcustodian agreement with the Special Subcustodian in form and substance approved by the appropriate Fund in Special Instructions. The Custodian shall not amend any subcustodian agreement entered into with a Special Subcustodian, or waive any rights under such agreement, except upon prior approval pursuant to Special Instructions.

      (e) Termination of a Subcustodian.

      The Custodian may, at any time in its discretion upon notification to the appropriate Fund(s), terminate any Subcustodian of the Fund(s) in accordance with the termination provisions under the applicable subcustodian agreement, and upon the receipt of Special Instructions, the Custodian will terminate any Subcustodian in accordance with the termination provisions under the applicable subcustodian agreement.

      (f) Certification Regarding Foreign Subcustodians.

      Upon request of the Fund, the Custodian shall deliver to the Fund a certificate stating: (i) the identity of each Foreign Subcustodian then acting on behalf of the Custodian; (ii) the countries in which and the Securities Depositories and Clearing Agencies through which each such Foreign Subcustodian is then holding cash, Securities and other Assets of the Fund; and (iii) such other information as may be requested by the Fund, and as the Custodian shall be reasonably able to obtain, to evidence compliance with rules and regulations under the 1940 Act.


6. STANDARD OF CARE.

      (a) General Standard of Care.

      The Custodian shall be liable to the Fund for all losses, damages and reasonable costs and expenses suffered or incurred by the Fund resulting from the negligence or willful misfeasance of the Custodian; provided, however, in no event shall the Custodian be liable for special, indirect or consequential damages arising under or in connection with this Agreement.

      (b) Actions Prohibited by Applicable Law, Events Beyond Custodian's Control, Sovereign Risk, Etc.

      In no event shall the Custodian or any Domestic Subcustodian incur liability hereunder (i) if the Custodian or any Subcustodian or Securities System, or any subcustodian, Securities System, Securities Depository or Clearing Agency utilized by the Custodian or any such Subcustodian, or any nominee of the Custodian or any Subcustodian (individually, a "Person") is prevented, forbidden or delayed from performing, or omits to perform, any act or thing which this Agreement provides shall be performed or omitted to be performed, by reason of: (a) any provision of any present or future law or regulation or order of the United States of America, or any state thereof, or of any foreign country, or political subdivision thereof or of any court of competent jurisdiction (and neither the Custodian nor any other Person shall be obligated to take any action contrary thereto); or (b) any event beyond the control of the Custodian or other Person such as armed conflict, riots, strikes, lockouts, labor disputes, equipment or transmission failures, natural disasters, or failure of the mails, transportation, communications or power supply; or (ii) for any loss, damage, cost or expense resulting from "Sovereign Risk." A "Sovereign Risk" shall mean nationalization, expropriation, currency devaluation, revaluation or fluctuation, confiscation, seizure, cancellation, destruction or similar action by any governmental authority, de facto or de jure; or enactment, promulgation, imposition or enforcement by any such governmental authority of currency restrictions, exchange controls, taxes, levies or other charges affecting the Fund's Assets; or acts of armed conflict, terrorism, insurrection or revolution; or any other act or event beyond the Custodian's or such other Person's control.

      (c) Advice of Counsel.

      The Custodian and all Domestic Subcustodians shall be entitled to receive and act upon advice of counsel of its own choosing on all matters. The Custodian and all Domestic Subcustodians shall be without liability for any actions taken or omitted in good faith pursuant to the advice of counsel.

      (d) Advice of the Fund and Others.

      The Custodian and any Domestic Subcustodian may rely upon the advice of the Fund and upon statements of the Fund's accountants and other persons believed by it in good faith to be expert in matters upon which they are consulted, and neither the Custodian nor any Domestic Subcustodian shall be liable for any actions taken or omitted, in good faith, pursuant to such advice or statements.

      (f) Instructions Appearing to be Genuine.

      The Custodian and all Domestic Subcustodians shall be fully protected and indemnified in acting as a custodian hereunder upon any Resolutions of the Board of Trustees, Instructions, Special Instructions, advice, notice, request, consent, certificate, instrument or paper appearing to it to be genuine and to have been properly executed and shall, unless otherwise specifically provided herein, be entitled to receive as conclusive proof of any fact or matter required to be ascertained from the Fund hereunder a certificate signed by any officer of the Fund authorized to countersign or confirm Special Instructions. The Custodian shall have no liability for any losses, damages, or expenses incurred by the Fund arising from the use of a non-secure form of email or other non-secure electronic system or process.

      (g) Exceptions from Liability.

      Without limiting the generality of any other provisions hereof, neither the Custodian nor any Domestic Subcustodian shall be under any duty or obligation to inquire into, nor be liable for:

           (i) the validity of the issue of any Securities purchased by or for the Fund, the legality of the purchase thereof or evidence of ownership required to be received by the Fund, or the propriety of the decision to purchase or amount paid therefor;

           (ii) the legality of the sale of any Securities by or for the Fund, or the propriety of the amount for which the same were sold; or

           (iii) any other expenditures, encumbrances of Securities, borrowings or similar actions with respect to the Fund's Assets; and may, until notified to the contrary, presume that all Instructions or Special Instructions received by it are not in conflict with or in any way contrary to any provisions of the Fund's Declaration of Trust, Partnership Agreement, Trust Agreemnet or By-Laws or votes or proceedings of the shareholders, trustees, partners or directors of the Fund, or the Fund's currently effective Registration Statement on file with the SEC.

7. LIABILITY OF THE CUSTODIAN FOR ACTIONS OF OTHERS.

      (a)  Domestic Subcustodians

      The Custodian shall be liable for the acts or omissions of any Domestic Subcustodian to the same extent as if such actions or omissions were performed by the Custodian itself.

      (b) Liability for Acts and Omissions of Foreign Subcustodians.

      The Custodian shall be liable to the Fund for any loss or damage to the Fund caused by or resulting from the acts or omissions of any Foreign Subcustodian to the extent that, under the terms set forth in the subcustodian agreement between the Custodian or a Domestic Subcustodian and such Foreign Subcustodian, the Foreign Subcustodian has failed to perform in accordance with the standard of conduct imposed under such subcustodian agreement and the Custodian or Domestic Subcustodian recovers from the Foreign Subcustodian under the applicable subcustodian agreement.

      (c) Securities Systems, Interim Subcustodians, Special Subcustodians, Securities Depositories and Clearing Agencies.

      The Custodian shall not be liable to the Fund for any loss, damage or expense suffered or incurred by the Fund resulting from or occasioned by the actions or omissions of a Securities System, Interim Subcustodian, Special Subcustodian, or Securities Depository and Clearing Agency unless such loss, damage or expense is caused by, or results from, the negligence or willful misfeasance of the Custodian.

      (d) Defaults or Insolvency's of Brokers, Banks, Etc.

      The Custodian shall not be liable for any loss, damage or expense suffered or incurred by the Fund resulting from or occasioned by the actions, omissions, neglects, defaults or insolvency of any broker, bank, trust company or any other person with whom the Custodian may deal (other than any of such entities acting as a Subcustodian, Securities System or Securities Depository and Clearing Agency, for whose actions the liability of the Custodian is set out elsewhere in this Agreement) unless such loss, damage or expense is caused by, or results from, the negligence or willful misfeasance of the Custodian.

      (e) Reimbursement of Expenses.

      The Fund agrees to reimburse the Custodian for all out-of-pocket expenses incurred by the Custodian in connection with this Agreement, but excluding salaries and usual overhead expenses.

8. INDEMNIFICATION.

      (a) Indemnification by Fund.

      Subject to the limitations set forth in this Agreement, the Fund agrees to indemnify and hold harmless the Custodian and its nominees from all losses, damages and expenses (including attorneys' fees) suffered or incurred by the Custodian or its nominee caused by or arising from actions taken by the Custodian, its employees or agents in the performance of its duties and obligations under this Agreement, including, but not limited to, any indemnification obligations undertaken by the Custodian under any relevant subcustodian agreement; provided, however, that such indemnity shall not apply to the extent the Custodian is liable under Sections 6 or 7 hereof.

      If any Fund requires the Custodian to take any action with respect to Securities, which action involves the payment of money or which may, in the opinion of the Custodian, result in the Custodian or its nominee assigned to the Fund being liable for the payment of money or incurring liability of some other form, the Fund, as a prerequisite to requiring the Custodian to take such action, shall provide indemnity to the Custodian in an amount and form satisfactory to it.

      (b) Indemnification by Custodian.

      Subject to the limitations set forth in this Agreement and in addition to the obligations provided in Sections 6 and 7, the Custodian agrees to indemnify and hold harmless the Fund from all losses, damages and expenses suffered or incurred by the Fund caused by the negligence or willful misfeasance of the Custodian.

9.  ADVANCES.

      In the event that, pursuant to Instructions, the Custodian or any Subcustodian, Securities System, or Securities Depository or Clearing Agency acting either directly or indirectly under agreement with the Custodian (each of which for purposes of this Section 9 shall be referred to as "Custodian"), makes any payment or transfer of funds on behalf of the Fund as to which there would be, at the close of business on the date of such payment or transfer, insufficient funds held by the Custodian on behalf of the Fund, the Custodian may, in its discretion without further Instructions, provide an advance ("Advance") to the Fund in an amount sufficient to allow the completion of the transaction by reason of which such payment or transfer of funds is to be made. In addition, in the event the Custodian is directed by Instructions to make any payment or transfer of funds on behalf of the Fund as to which it is subsequently determined that the Fund has overdrawn its cash account with the Custodian as of the close of business on the date of such payment or transfer, said overdraft shall constitute an Advance. Any Advance shall be payable by the Fund on demand by Custodian, unless otherwise agreed by the Fund and the Custodian, and shall accrue interest from the date of the Advance to the date of payment by the Fund to the Custodian at a rate agreed upon in writing from time to time by the Custodian and the Fund. It is understood that any transaction in respect of which the Custodian shall have made an Advance, including but not limited to a foreign exchange contract or transaction in respect of which the Custodian is not acting as a principal, is for the account of and at the risk of the Fund on behalf of which the Advance was made, and not, by reason of such Advance, deemed to be a transaction undertaken by the Custodian for its own account and risk. The Custodian and the Fund acknowledge that the purpose of Advances is to finance temporarily the purchase or sale of Securities for prompt delivery in accordance with the settlement terms of such transactions or to meet emergency expenses not reasonably foreseeable by the Fund. The Custodian shall promptly notify the Fund of any Advance. Such notification shall be sent by facsimile transmission or in such other manner as the Fund and the Custodian may agree.

10. LIENS.

      The Custodian shall have a lien on the Property in the Custody Account to secure payment of fees and expenses for the services rendered under this Agreement. If the Custodian advances cash or securities to the Fund for any purpose or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in connection with the performance of its duties hereunder, except such as may arise from its or its nominee's negligent action, negligent failure to act or willful misconduct, any Property at any time held for the Custody Account shall be security therefor and the Fund hereby grants a security interest therein to the Custodian. The Fund shall promptly reimburse the Custodian for any such advance of cash or securities or any such taxes, charges, expenses, assessments, claims or liabilities upon request for payment, but should the Fund fail to so reimburse the Custodian, the Custodian shall be entitled to dispose of such Property to the extent necessary to obtain reimbursement. The Custodian shall be entitled to debit any account of the Fund with the Custodian including, without limitation, the Custody Account, in connection with any such advance and any interest on such advance as the Custodian deems reasonable.

11. COMPENSATION.

      The Fund will pay to the Custodian such compensation as is agreed to in writing by the Custodian and the Fund from time to time. Such compensation, together with all amounts for which the Custodian is to be reimbursed in accordance with Section 7(e), shall be billed to the Fund and paid in cash to the Custodian.

12. POWERS OF ATTORNEY.

      Upon request, the Fund shall deliver to the Custodian such proxies, powers of attorney or other instruments as may be reasonable and necessary or desirable in connection with the performance by the Custodian or any Subcustodian of their respective obligations under this Agreement or any applicable subcustodian agreement.

13. TERMINATION AND ASSIGNMENT.

      Any Fund or the Custodian may terminate this Agreement by notice in writing, delivered or mailed, postage prepaid (certified mail, return receipt requested) to the other not less than 90 days prior to the date upon which such termination shall take effect. Upon termination of this Agreement, the Fund shall pay to the Custodian such fees as may be due the Custodian hereunder as well as its reimbursable disbursements, costs and expenses paid or incurred. Upon termination of this Agreement, the Custodian shall deliver, at the terminating party's expense, all Assets held by it hereunder to the Fund or as otherwise designated by the Fund by Special Instructions. Upon such delivery, the Custodian shall have no further obligations or liabilities under this Agreement except as to the final resolution of matters relating to activity occurring prior to the effective date of termination.

      This Agreement may not be assigned by the Custodian or the Fund without the respective consent of the other, duly authorized by a resolution by its Board of Trustees.

14. ADDITIONAL FUNDS.

      An additional Fund or Funds may become a party to this Agreement after the date hereof by an instrument in writing to such effect signed by the Fund or Funds and the Custodian. If this Agreement is terminated as to one or more of the Funds (but less than all of the Funds) or if an additional Fund or Funds shall become a party to this Agreement, there shall be delivered to each party an Appendix B or an amended Appendix B, signed by each of the additional Funds (if any) and each of the remaining Funds as well as the Custodian, deleting or adding such Fund or Funds, as the case may be. The termination of this Agreement as to less than all of the Funds shall not affect the obligations of the Custodian and the remaining Funds hereunder as set forth on the signature page hereto and in Appendix B as revised from time to time.

15. NOTICES.

      As to the Fund, notices, requests, instructions and other writings delivered to 525 Junction Road, Suite 8600, Madison, Wisconsin 53717, postage prepaid, or to such other address as any particular Fund may have designated to the Custodian in writing, shall be deemed to have been properly delivered or given to the Fund.

      Notices, requests, instructions and other writings delivered to the Securities Administration department of the Custodian at its office at 928 Grand Blvd., 5th Floor, Attn: Bonnie Johnson, Kansas City, Missouri 64106, postage prepaid, or to such other addresses as the Custodian may have designated to the Fund in writing, shall be deemed to have been properly delivered or given to the Custodian hereunder; provided, however, that procedures for the delivery of Instructions and Special Instructions shall be governed by Section 2(c) hereof.

16. MISCELLANEOUS.

      (a) This Agreement is executed and delivered in the State of Missouri and shall be governed by the laws of such state.

      (b) All of the terms and provisions of this Agreement shall be binding upon, and inure to the benefit of, and be enforceable by the respective successors and assigns of the parties hereto.

      (c) No provisions of this Agreement may be amended, modified or waived, in any manner except in writing, properly executed by both parties hereto; provided, however, Appendix A may be amended from time to time as Domestic Subcustodians, Foreign Subcustodians, Special Subcustodians, and Securities Depositories and Clearing Agencies are approved or terminated according to the terms of this Agreement.

      (d) The captions in this Agreement are included for convenience of reference only, and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

      (e) This Agreement shall be effective as of the date of execution hereof.

      (f) This Agreement may be executed simultaneously in two or more counterparts, each of which will be deemed an original, but all of which together will constitute one and the same instrument.

      (g) The following terms are defined terms within the meaning of this Agreement, and the definitions thereof are found in the following sections of the Agreement:

Term                                                Section
----                                                -------
Account                                             4(b)(3)(ii)
ADR'S                                               4(j)
Advance                                             9
Assets                                              2(b)
Authorized Person                                   3
Banking Institution                                 4(1)
Domestic Subcustodian                               5(a)
Foreign Subcustodian                                5(b)
Instruction                                         2(c)(1)
Interim Subcustodian                                5(c)
Interest Bearing Deposit                            4(1)
Liens                                               10
OCC                                                 4(g)(1)
Person                                              6(b)
Procedural Agreement                                4(h)
SEC                                                 4(b)(3)
Securities                                          2(a)
Securities Depositories and Clearing Agencies       5(b)(ii)
Securities System                                   4(b)(3)
Shares                                              4(s)
Sovereign Risk                                      6(b)
Special Instruction                                 2(c)(2)
Special Subcustodian                                5(d)
Subcustodian                                        5
1940 Act                                            4(v)

         (h) If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid by any court of competent jurisdiction, the remaining portion or portions shall be considered severable and shall not be affected, and the rights and obligations of the parties shall be construed and enforced as if this Agreement did not contain the particular part, term or provision held to be illegal or invalid.

         (i) This Agreement constitutes the entire understanding and agreement of the parties hereto with respect to the subject matter hereof, and accordingly supersedes, as of the effective date of this Agreement, any custodian agreement heretofore in effect between the Fund and the Custodian.

IN WITNESS WHEREOF, the parties hereto have caused this Custody Agreement to be executed by their respective duly authorized officers.


                                  NAKOMA MUTUAL FUNDS

Attest:                           By:  /s/ Daniel Pickett
------------------------------
                                  ----------------------------------------------

                                  Name: Daniel Pickett
                                  ----------------------------------------------

                                  Title: President
                                  ----------------------------------------------

                                  Date: May 19, 2006
                                  ----------------------------------------------


                                  UMB BANK, N.A.

Attest:                           By: /s/ Ralph R. Santoro
------------------------------
                                  ----------------------------------------------

                                  Name:  Ralph R. Santoro
                                  ----------------------------------------------

                                  Title:    Senior Vice President
                                  ----------------------------------------------

                                  Date: May 19, 2006
                                  ----------------------------------------------

                                   APPENDIX A

                                CUSTODY AGREEMENT


DOMESTIC SUBCUSTODIANS:

            Citibank  (Foreign Securities Only)



SECURITIES SYSTEMS:

            Federal Book Entry
            Depository Trust Company


SPECIAL SUBCUSTODIANS:

                          SECURITIES DEPOSITORIES
COUNTRIES                          FOREIGN SUBCUSTODIANS      CLEARING AGENCIES
---------                          ---------------------      -----------------

                                                                   Euroclear




NAKOMA MUTUAL FUNDS                UMB BANK, N.A.

By: /s/ Daniel Pickett             By: /s/ Ralph R. Santoro
--------------------------------------------------------------------------------

Name: Daniel Pickett               Name:  Ralph R. Santoro
--------------------------------------------------------------------------------

Title: President                   Title:    Senior Vice President
--------------------------------------------------------------------------------

Date: May 19, 2006                 Date:  May 19, 2006
--------------------------------------------------------------------------------










                                   APPENDIX B

                                CUSTODY AGREEMENT


         The following open-end management investment companies ("Funds") are hereby made parties to the Custody Agreement dated May 19th , 2006, with UMB Bank, n.a. ("Custodian") and Nakoma Mutual Funds, and agree to be bound by all the terms and conditions contained in said Agreement:


                                                 Nakoma Absolute Return Fund









                                         NAKOMA ABSOLUTE RETURN FUND

Attest:                                  By: /s/ Daniel Pickett
------------------------------------
                                         ---------------------------------------

                                         Name: Daniel Pickett
                                         ---------------------------------------

                                         Title: President
                                         ---------------------------------------

                                         Date: May 19, 2006
                                         ---------------------------------------


                                         UMB BANK, N.A.

Attest:                                  By: /s/ Ralph R. Santoro
------------------------------------
                                         ---------------------------------------

                                         Name:  Ralph R. Santoro
                                         ---------------------------------------

                                         Title:    Senior Vice President
                                         ---------------------------------------

                                         Date: May 19, 2006
                                         ---------------------------------------

Exhibit (h)(1)








                  ADMINISTRATION AND FUND ACCOUNTING AGREEMENT








       THIS AGREEMENT is made as of this 19th day of May, 2006, by and between Nakoma Mutual Funds, a Delaware statutory trust (the "Trust"), and UMB Fund Services, Inc., a Wisconsin corporation (the "Administrator").





       WHEREAS, the Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and is authorized to issue shares of beneficial interests (the "Shares") in separate series with each such series representing interests in a separate portfolio of securities and other assets; and





       WHEREAS, the Trust and the Administrator desire to enter into an agreement pursuant to which the Administrator shall provide administration and Fund accounting services to such investment portfolios of the Trust as are listed on Schedule A hereto and any additional investment portfolios the Trust and Administrator may agree upon and include on Schedule A as such Schedule may be amended from time to time (such investment portfolios and any additional investment portfolios are individually referred to as the "Fund" or collectively "the Funds" as appropriate).





       NOW, THEREFORE, in consideration of the mutual promises and agreements herein contained and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties hereto, intending to be legally bound, do hereby agree as follows:





1.     APPOINTMENT





       The Trust hereby appoints the Administrator as administrator and fund accountant of the Fund for the period and on the terms set forth in this Agreement. The Administrator accepts such appointment and agrees to render the services herein set forth, for the compensation herein provided.





2.     SERVICES AS ADMINISTRATOR





       (a) Subject to the direction and control of the Trust's Board of Trustees and utilizing information provided by the Trust and its current agents and service providers, the Administrator will provide the services listed on Schedule B hereto. The duties of the Administrator shall be confined to those expressly set forth therein, and no implied duties are assumed by or may be asserted against the Administrator hereunder.





       (b) The Trustees of the Trust shall cause the officers, trustees, investment adviser(s) and sub-advisers, legal counsel, independent accountants, transfer agent, custodian and other service providers and agents for the Fund to cooperate with the Administrator and to provide the Administrator with such information, documents and advice relating to the Fund and the Trust as necessary and/or appropriate or as reasonably requested by the Administrator, in order to enable the Administrator to perform its duties hereunder. In connection with its duties hereunder, the Administrator shall (without investigation or verification) be entitled and is hereby instructed to, rely upon any and all instructions, advice, information or documents provided to the Administrator by an authorized officer or representative of the Fund or by any of the aforementioned persons. Fees charged by such persons shall be an expense of the Trust. The Administrator shall be entitled to rely on any document that it reasonably believes to be genuine and to have been signed or presented by the proper party. The Administrator shall not be held to have notice of any change of authority of any officer, agent, representative or employee of the Trust, investment adviser(s) or service provider until receipt of written notice thereof from the Trust. As used in this Agreement, the term "investment adviser" includes all sub-advisers or persons performing similar services.





       (c) To the extent required by Rule 31a-3 under the 1940 Act, the Administrator hereby agrees that all records which it maintains for the Trust pursuant to its duties hereunder are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. Subject to the terms of Section 6, and where applicable, the Administrator further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records described in Schedule B which are maintained by the Administrator for the Trust.





       (d) It is understood that in determining security valuations, the Administrator employs one or more pricing services, as directed by the Trust, to determine valuations of portfolio securities for purposes of calculating net asset values of the Trust. The Trust shall identify to the Administrator the pricing service(s) to be utilized on behalf of the Trust. The Administrator shall price the securities and other holdings of the Trust for which market quotations or prices are available by the use of such services. For those securities where prices are not provided by the pricing service(s) utilized by the Administrator, the Trust shall approve, in good faith, the method for determining the fair value of the securities. The Trust's investment adviser shall determine or obtain the valuation of the securities in accordance with those procedures and shall deliver to the Administrator the resulting prices for use in its calculation of net asset values. The Administrator is authorized to rely on the prices provided by such service(s) or by the Trust's investment adviser(s) or other authorized representative of the Trust without investigation or verification.




       (e) The Trust's Board of Trustees and the Fund's investment adviser have and retain primary responsibility for all compliance matters relating to the Fund including but not limited to compliance with the 1940 Act, the Internal Revenue Code of 1986, as amended, the USA PATRIOT ACT of 2002, the Sarbanes Oxley Act of 2002, and the policies and limitations of each Fund relating to the portfolio investments as set forth in the Prospectus and Statement of Additional Information. The Administrator's monitoring and other functions hereunder shall not relieve the Trust and the investment adviser of their primary responsibility for assuring such compliance.



       (f) The Trust hereby certifies that the Fund is lawfully eligible for sale in each jurisdiction indicated for the Fund on the list furnished to the Administrator as of the date of this Agreement and as such list may be updated from time to time.




3.     FEES; DELEGATION; EXPENSES





       (a) In consideration of the services rendered pursuant to this Agreement, the Trust will pay the Administrator a fee, computed daily and payable monthly based on monthly net assets, plus out-of-pocket expenses, each as provided in Schedule C hereto. Fees shall be earned and paid monthly in an amount equal to at least 1/12th of the applicable annual fee. Basis point fees and minimum annual fees apply separately to each Fund, and average net assets are not aggregated in calculating the applicable basis point fee per Fund or the applicable minimum. Fees shall be adjusted in accordance with Schedule C or as otherwise agreed to by the parties from time to time. The parties may amend this Agreement to include fees for any additional services requested by the Trust, enhancements to current services, or to add funds for which the Administrator has been retained. Any such new fees shall be negotiated in good faith by the parties.




       (b) For the purpose of determining fees payable to the Administrator, net asset value shall be computed in accordance with the Trust's Prospectuses and resolutions of the Trust's Board of Trustees. The fee for the period from the day of the month this Agreement is entered into until the end of that month shall be pro-rated according to the proportion that such period bears to the full monthly period. Upon any termination of this Agreement before the end of any month, the fee for such part of a month shall be pro-rated according to the proportion which such period bears to the full monthly period and shall be payable upon the date of termination of this Agreement. Should the Trust be liquidated, merged with or acquired by another Fund or investment company, any accrued fees shall be immediately payable.



       (c) The Administrator will bear all expenses incurred by it in connection with the performance of its services under Section 2, except as otherwise provided herein. The Administrator shall not be required to pay or finance any costs and expenses incurred in the operation of the Fund, including, but not limited to: taxes; interest; brokerage fees and commissions; salaries, fees and expenses of Trust officers and Trustees; Commission fees and state Blue Sky fees; advisory fees; charges of custodians, transfer agents, dividend disbursing and accounting services agents and other service providers; security pricing services; insurance premiums; outside auditing and legal expenses; costs of organization and maintenance of corporate existence; taxes and fees payable to federal, state and other governmental agencies; preparation, typesetting, printing, proofing and mailing of prospectuses, statements of additional information, supplements, notices, forms and applications and proxy materials for regulatory purposes and for distribution to current shareholders; preparation, typesetting, printing, proofing and mailing and other costs of shareholder reports; expenses in connection with the electronic transmission of documents and information including electronic filings with the Commission and the states; research and statistical data services; expenses incidental to holding meetings of the Fund's shareholders and Trustees; fees and expenses associated with internet, e-mail and other related activities; and extraordinary expenses. Expenses incurred for distribution of shares, including the typesetting, printing, proofing and mailing of prospectuses for persons who are not shareholders of the Trust, will be borne by the Fund's investment adviser, except for such expenses permitted to be paid by the Trust under a distribution plan adopted in accordance with applicable laws. The Administrator shall not be required to pay any Blue Sky fees or take any related Blue Sky actions unless and until it has received the amount of such fees from the Trust.



       (d) Except as otherwise specified, fees payable hereunder shall be calculated in arrears and billed on a monthly basis. The Trust agrees to pay all fees within thirty days of receipt of each invoice. The Administrator retains the right to charge interest in the amount of 1-1/2 percent per month on any amounts that remain unpaid beyond such thirty day period.




4.     PROPRIETARY AND CONFIDENTIAL INFORMATION





         (a) The Administrator agrees on behalf of itself and its employees to treat confidentially and as proprietary information of the Trust all records relative to the Fund's shareholders, not to use such records and information for any purpose other than performance of its responsibilities and duties hereunder, and not to disclose such information except where the Administrator may be exposed to civil or criminal proceedings for failure to comply, when requested to divulge such information by duly constituted authorities or court process, when subject to governmental or regulatory audit or investigation, or when so requested by the Trust. In case of any requests or demands for inspection of the records of the Fund, the Administrator will notify the Trust promptly and endeavor to secure instructions from a representative of the Trust as to such inspection. Records and information which have become known to the public through no wrongful act of the Administrator or any of its employees, agents or representatives, and information which was already in the possession of the Administrator prior to the date hereof, shall not be subject to this paragraph.





         (b) The Administrator hereby acknowledges that in the normal course of its provision of services to the Fund it will come into possession of material nonpublic information concerning the Fund. Such information may include portfolio holdings, trading strategies and pending transactions not generally known to the public. The Administrator acknowledges and agrees that it has duties of confidentiality and care with respect to such material nonpublic information. The Administrator represents that it has implemented effective policies and procedures designed to safeguard such information and to ensure that no employee or other representative trades on such information, communicates it to others, except as contemplated by this Agreement, or otherwise misuses it.





5.     LIMITATION OF LIABILITY





              (a) The Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which this Agreement relates, except for a loss resulting from the Administrator's willful misfeasance, bad faith or negligence in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Furthermore, the Administrator shall not be liable for (i) any action taken or omitted to be taken in accordance with or in reliance upon written or oral instructions, advice, data, documents or information (without investigation or verification) received by the Administrator from an officer or representative of the Trust, or from a representative of any of the parties referenced in Section 2, (ii) its reliance on the security valuations without investigation or verification provided by pricing service(s), the Trust's investment adviser(s) or representatives of the Trust, or (iii) any action taken or omission by a Fund, the Trust, investment adviser(s) or any current service provider.





              (b) The Administrator shall maintain adequate and reliable computer and other equipment necessary or appropriate to carry out its obligations under this Agreement. Upon the Fund's reasonable request, the Administrator shall provide supplemental information concerning the aspects of its disaster recovery and business continuity plan that are relevant to the services provided hereunder. Notwithstanding the foregoing or any other provision of this Agreement, the Administrator assumes no responsibility hereunder, and shall not be liable, for any default, damage, loss of data or documents, errors, delay or any other loss whatsoever caused by events beyond its reasonable control. Events beyond the Administrator's control include, without limitation, force majeure events. In the event of force majeure, computer or other equipment failures or similar events beyond its reasonable control, the Administrator shall follow applicable procedures in its disaster recovery and business continuity plan and use commercially reasonable efforts to minimize any service interruption.





       (c) The Trust agrees to indemnify and hold harmless the Administrator, its employees, agents, officers, directors, affiliates and nominees (collectively, the "Indemnified Parties") from and against any and all claims, demands, actions and suits, and from and against any and all judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character which may be asserted against or incurred by any Indemnified Party or for which any Indemnified Party may be held liable (a "Claim") arising out of or in any way relating to (i) the Administrator's actions or omissions except to the extent a Claim resulted from the Administrator's willful misfeasance, bad faith, or negligence in the performance of its duties hereunder or from reckless disregard by it of its obligations and duties hereunder; (ii) the Administrator's reliance on, implementation of or use of (without investigation or verification) advice, instructions, requests, directions, information, data, records and documents received by the Administrator from any party referenced in Section 2 hereof or other representative of the Trust, or (iii) any action taken by or omission of the Trust, investment adviser(s) or any past or current service provider.





              (d) In no event and under no circumstances shall the Administrator, its affiliates or any of its or their officers, directors, members, agents or employees be liable to anyone, including, without limitation, the other party, under any theory of tort, contract, strict liability or other legal or equitable theory for lost profits, exemplary, punitive, special, indirect or consequential damages for any act or failure to act under any provision of this Agreement regardless of whether such damages were foreseeable and even if advised of the possibility thereof. The indemnity and defense provisions set forth in this Section 5 shall indefinitely survive the termination and/or assignment of this Agreement.





6.     TERM





              (a) This Agreement shall become effective with respect to each Fund listed on Schedule A hereof as of the date this Agreement is executed and, with respect to each Fund not in existence on that date, on the date an amendment to Schedule A to this Agreement relating to that Fund is executed. This Agreement shall continue in effect with respect to each Fund until terminated as provided herein. Either party may terminate this Agreement at any time by giving the other party a written notice not less than sixty (60) days prior to the date the termination is to be effective.





              (b) The terms of this Agreement shall not be waived, altered, modified, amended or supplemented in any manner whatsoever except by a written instrument signed by the Administrator and the Trust.





              (c) Notwithstanding anything herein to the contrary, upon the termination of this Agreement or the liquidation of a Fund or the Trust, the Administrator shall deliver the records of the Fund(s) and/or Trust as the case may be, in the form maintained by the Administrator (to the extent permitted by applicable license agreements) to the Trust or person(s) designated by the Trust at the Trust's cost and expense, and thereafter the Trust or its designee shall be solely responsible for preserving the records for the periods required by all applicable laws, rules and regulations. The Trust shall be responsible for all expenses associated with the movement (or duplication) of records and materials and conversion thereof to a successor Fund accounting and administrative services agent, including all reasonable trailing expenses incurred by the Administrator. In addition, in the event of termination of this Agreement, or the proposed liquidation or merger of the Trust or a Fund(s), and the Trust requests the Administrator to provide additional services in connection therewith, the Administrator shall provide such services and be entitled to such compensation as the parties may mutually agree.





              (d) Notwithstanding any other provision of this Agreement, in the event of an agreement to enter into a transaction that would result in a Change of Control, as hereinafter defined, of the Trust's investment adviser or sponsor, the Trust's ability to terminate this Agreement pursuant to this
Section 6 shall be suspended from the time of such agreement until six months after the Change of Control. For purposes of this Agreement, a "Change of Control" of the investment adviser or sponsor means a change in ownership or control of more than fifty percent (50%) of the common stock or shares of beneficial interest of such investment adviser or sponsor or its parent company.





7.     NON-EXCLUSIVITY





       The services of the Administrator rendered to the Trust are not deemed to be exclusive. The Administrator may render such services and any other services to others, including other investment companies. The Trust recognizes that from time to time directors, officers and employees of the Administrator may serve as trustees, directors, officers and employees of other entities (including other investment companies), and that the Administrator or its affiliates may enter into other agreements with such other entities.





8.     GOVERNING LAW; INVALIDITY





       This Agreement shall be governed by Wisconsin law, excluding the laws on conflicts of laws. To the extent that the applicable laws of the State of Wisconsin, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control, and nothing herein shall be construed in a manner inconsistent with the 1940 Act or any rule or order of the Commission thereunder. Any provision of this Agreement which may be determined by competent authority to be prohibited or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such prohibition or unenforceability without invalidating the remaining provisions hereof, and any such prohibition or unenforceability in any jurisdiction shall not invalidate or render unenforceable such provision in any other jurisdiction. In such case, the parties shall in good faith modify or substitute such provision consistent with the original intent of the parties.





9.     NOTICES





       Any notice required or permitted to be given by either party to the other shall be in writing and shall be deemed to have been given when sent by registered or certified mail, postage prepaid, return receipt requested, as follows: Notice to the Administrator shall be sent to UMB Fund Services, Inc., 803 West Michigan Street, Suite A, Milwaukee, WI, 53233, Attention: Peter J. Hammond, with a copy to General Counsel, and notice to the Trust shall be sent to Nakoma Mutual Fund, 525 Junction Road, Suite 8600, Madison, WI 53717,
Attention: Dan Pickett.








10.    ENTIRE AGREEMENT





       This Agreement, together with the Schedules attached hereto, constitutes the entire Agreement of the parties hereto.





11.    TRUST LIMITATIONS





       This Agreement is executed by the Trust with respect to each of the Fund and the obligations hereunder are not binding upon any of the Trustees, officers or shareholders of the Trust individually but are binding only upon the Fund to which such obligations pertain and the assets and property of such Fund. All obligations of the Trust under this Agreement shall apply only on a Fund-by-Fund basis, and the assets of one Fund shall not be liable for the obligations of another Fund. The Fund's Declaration of Trust is on file with the Secretary of State of Delaware.





12.     MISCELLANEOUS




       (a) This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original agreement but such counterparts shall together constitute but one and the same instrument. The facsimile signature of any party to this Agreement shall constitute the valid and binding execution hereof by such party.



       (b) The Trust hereby grants to the Administrator the limited power of attorney on behalf of the Fund to sign Blue Sky forms and related documents in connection with the performance of its obligations under this Agreement.



       (c) The Administrator shall maintain a fidelity bond covering larceny and embezzlement and an insurance policy with respect to directors and officers errors and omissions coverage in amounts that are appropriate in light of its duties and responsibilities hereunder. Upon the request of the Fund, the Administrator shall provide evidence that coverage is in place. The Administrator shall notify the Fund should its insurance coverage with respect to professional liability or errors and omissions coverage be canceled and not replaced.

       IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by a duly authorized officer as of the day and year first above written.








                                NAKOMA MUTUAL FUND


                                (the "Trust")






                                By:/s/Daniel Pickett
                                --------------------------------------



                                    President








                                UMB FUND SERVICES, INC.


                                ("Administrator")









                                By:/s/Peter J. Hammond
                                --------------------------------------



                                President

                                   SCHEDULE A


                                     TO THE


                  ADMINISTRATION AND FUND ACCOUNTING AGREEMENT


                                 BY AND BETWEEN


                               NAKOMA MUTUAL FUND


                                       AND


                             UMB FUND SERVICES, INC.








                                  NAME OF FUND





                      SERIES A- NAKOMA ABSOLUTE RETURN FUND

                                   SCHEDULE B


                                     TO THE


                  ADMINISTRATION AND FUND ACCOUNTING AGREEMENT


                                 BY AND BETWEEN


                               NAKOMA MUTUAL FUND


                                       AND


                             UMB FUND SERVICES, INC.











                                    SERVICES








Subject to the direction and control of the Trust's Board of Trustees and utilizing information provided by the Trust and its agents, the Administrator will:




o provide office space, facilities, equipment and personnel to carry out its services hereunder;



o prepare and file with the Securities and Exchange Commission the semi-annual reports for the Fund on Form N-SAR and Form N-CSR, quarterly reports on Form N-Q and all required notices pursuant to Rule 24f-2; and



o prepare and review financial statements for the Fund's Annual and Semi-Annual Reports included in Form N-CSR as required under the Sarbanes-Oxley Act; assist in compiling exhibits and disclosures for Form N-CSR as requested by the Adviser;



o assist in the preparation for execution by the Trust and file all federal income and excise tax returns and state income tax returns (and such other required tax filings as may be agreed to by the parties) other than those required to be made by the Trust's custodian or transfer agent, subject to the review and approval of the Trust and the Trust's independent accountants;



o prepare the financial statements for the Annual and Semi-Annual Reports required pursuant to Section 30(d) under the 1940 Act, subject to the review and approval of the Trust and the Trust's independent accountants;



o provide financial and Fund performance information for inclusion in the Registration Statement for the Trust (on Form N-1A or any replacement therefor) and any amendments thereto, subject to the review of Trust counsel;



o calculate performance data of the Fund for the Adviser and for dissemination to information services as directed in writing by the Adviser;



o determine and periodically monitor each Fund's income and expense accruals and cause all appropriate expenses to be paid from Trust assets on proper authorization from the Trust;



o calculate income factors and daily net asset values of each Fund (i) in accordance with the Trust's operating documents as provided to the Administrator, and (ii) based on security valuations provided by the Trust, the Trust's investment adviser, and pricing service(s), as provided herein;



o   maintain all general ledger accounts and related subledgers;



o assist in the acquisition of the Trust's fidelity bond required by the 1940 Act, monitor the amount of the bond and make the necessary Commission filings related thereto;



o from time to time as the Administrator deems appropriate, check each Fund's compliance with the policies and limitations of each Fund relating to the portfolio investments as set forth in the Prospectus and Statement of Additional Information and monitor each Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (but these functions shall not relieve the Trust's investment adviser and sub-advisers, if any, of their primary day-to-day responsibility for assuring such compliance);



o maintain, and/or coordinate with the other service providers the maintenance of, the accounts, books and other documents required pursuant to Rule 31a-1(a) and (b) under the 1940 Act;



o prepare and file state securities qualification/notice compliance filings, with the advice of the Trust's legal counsel, upon and in accordance with instructions from the Trust, which instructions will include the states to qualify in, the amounts of Shares to initially and subsequently qualify and the warning threshold to be maintained; and monitor such threshold and communicate with the Adviser as necessary;




o develop with legal counsel and secretary to the Trust an agenda, compile and transmit board books, attend meetings (if requested) of the Fund's Board of Trustees and the committees thereof and prepare minutes of all such meetings;




o    prepare Form 1099s for Trustees and other Fund vendors;



o calculate dividend and capital gains distributions subject to review and approval by the Trust and its independent accountants;



o provide for and coordinate the layout and printing of publicly disseminated prospectuses and the Fund's semi-annual and annual reports to shareholders, to the extent hired, and subject to separate project management fees;



o in connection with its duties under this Agreement, use reasonable efforts to cooperate with all reasonable requests of the Fund related to the Fund's administration and monitoring of the Fund's compliance program as adopted by the Board of Trustees pursuant to Rule 38a-1 under the Investment Company Act of 1940 as amended, a copy of which has been provided to the Administrator; and



o generally assist in the Trust's administrative operations as mutually agreed to by the parties.




The duties of the Administrator shall be confined to those expressly set forth herein, and no implied duties are assumed by or may be asserted against the Administrator hereunder. These services do not include correcting, verifying or addressing any prior actions or inactions by any Fund or by any prior service provider. To the extent the Administrator agrees to take such actions, those actions taken shall be deemed part of the Schedule B.

                                   SCHEDULE C


                                     TO THE


                  ADMINISTRATION AND FUND ACCOUNTING AGREEMENT


                                 BY AND BETWEEN


                           NAKOMA ABSOLUTE RETURN FUND


                                       AND


                             UMB FUND SERVICES, INC.






ANNUAL ASSET-BASED FEES (PER PORTFOLIO)
|X|  Up to $250 million in assets                       10.0* basis points, plus
|X|  Next $250 million in assets                         7.5* basis points, plus
|X|  Next $250 million in assets                         5.0* basis points, plus
|X|  Assets over $750 million                                  3.0* basis points




* For more complex Fund (e.g., international, mortgage-backed, etc.) add 2 basis points.


Master-feeder Fund and Fund that are hedged (i.e., more than 10%) require customized pricing.





MINIMUM MONTHLY FEE
|X|  Per Fund                                                           $6,250**




Minimum fees are aggregated and applied pro-rata across all Fund.






** The Administrator will waive 50% of the minimum fees for portfolios under $25 million during the first two years of operations. For portfolios between $25 million and $50 million, the minimum fees will reflect a 50% discount on the proportion less than $25 million and a 25% discount on the proportion greater than $25 million during the first two years of operations.






MULTI-CLASS

Per class, per month                                                      $1,500





SPECIAL PROJECTS AND SERVICES                                          $150/hour





OUT-OF-POCKET EXPENSES AND OTHER RELATED EXPENSES

Out-of-pocket expenses include but are not limited to: portfolio pricing services; EDGAR filing fees; design, typesetting and printing of shareholder reports and prospectuses; photocopying; storage fees for Fund records; express delivery charges; and travel on behalf of Fund business. Other expenses include pricing of securities, which will be charged in accordance with the Administrator's current pricing schedule, as well as fees for research services and other service interface fees.








The minimum annual fee is subject to an annual escalation equal to the increase in the Consumer Price Index-Urban Wage Earners (CPI). The escalation will be effective beginning one year from the date of this Agreement (the "Anniversary Date") and on the corresponding Anniversary Date each year thereafter.

Exhibit (h)(2)





                            TRANSFER AGENCY AGREEMENT








       THIS TRANSFER AGENCY AGREEMENT is made as of this 19th day of May, 2006, by and between Nakoma Mutual Funds, a Delaware statutory trust (the "Trust"), and UMB Fund Services, Inc., a Wisconsin corporation, its successors and assigns ("UMBFS").





                                R E C I T A L S:





         WHEREAS, the Trust is registered under the 1940 Act as an open-end management investment company; and





         WHEREAS, the Trust desires to retain UMBFS to render certain transfer agency and dividend disbursement services, and UMBFS is willing to render such services, all in accordance with the terms of this Agreement.





                              A G R E E M E N T S:





         NOW, THEREFORE, in consideration of the mutual promises and agreements contained herein and other good and valuable consideration, the receipt of which is hereby acknowledged, the parties hereto, intending to be legally bound, do hereby agree as follows:








                                    ARTICLE I





                                   DEFINITIONS





         In addition to any terms defined in the body of this Agreement, the following capitalized terms shall have the meanings set forth hereinafter whenever they appear in this Agreement:





         1.01 1940 ACT shall mean the Investment Company Act of 1940, as amended from time to time.






         1.02 AML LAWS shall mean the rules promulgated under Sections 326 and 352 of the USA PATRIOT Act and any revisions, supplements or other changes thereto as may be promulgated from time to time.





         1.03 AUTHORIZED PERSON shall mean any individual who is authorized to provide UMBFS with Instructions and requests on behalf of the Trust, whose name shall be certified to UMBFS from time to time pursuant to Section 8.01 of this Agreement.





         1.04 BOARD OF TRUSTEES shall mean the Board of Trustees of the Trust.






         1.05 CUSTODIAN shall mean the financial institution appointed as custodian under the terms and conditions of the custody agreement between the financial institution and the Trust, or its successor.





          1.06 DECLARATION OF TRUST shall mean the Declaration of Trust or other similar operational document of the Trust, as the case may be, as the same may be amended from time to time.





         1.07 EXCHANGE ACT shall mean the Securities Exchange Act of 1934, as amended from time to time.






         1.08 FUND shall mean each separate series of Shares offered by the Trust representing interests in a separate portfolio of securities and other assets for which the Trust has appointed UMBFS as transfer agent and dividend disbursing agent under this Agreement.





         1.09 FUND BUSINESS DAY shall mean each day on which the New York Stock Exchange, Inc. is open for trading.






         1.10 INSTRUCTIONS shall mean an oral communication from an Authorized Person or a written communication signed by an Authorized Person and actually received by UMBFS. Instructions shall include manually executed originals, telefacsimile transmissions of manually executed originals or electronic communications.





         1.11 PROSPECTUS shall mean the current Prospectus and Statement of Additional Information with respect to a Fund (including any applicable supplement) actually received by UMBFS from the Trust with respect to which the Trust has indicated a registration statement has become effective under the Securities Act and the 1940 Act.





         1.12 SECURITIES ACT shall mean the Securities Act of 1933, as amended from time to time.






         1.13 SHARES shall mean such shares of beneficial interest, or class thereof, of each respective Fund of the Trust as may be issued from time to time.





         1.14 SHAREHOLDER shall mean a record owner of Shares of each respective Fund of the Trust.









                                   ARTICLE II





                  APPOINTMENT OF TRANSFER AGENT





         2.01 APPOINTMENT. The Trust hereby appoints UMBFS as transfer agent and dividend disbursing agent of all the Shares of the Trust during the term of this Agreement with respect to each Fund listed on Schedule A hereto, and any additional Fund the Trust and UMBFS may agree to include on any amended Schedule
A. UMBFS hereby accepts such appointment as transfer agent and dividend disbursing agent and agrees to perform the duties thereof as hereinafter set forth.

         2.02     DUTIES.




                  A. UMBFS shall perform the transfer agent and dividend disbursement services described on Schedule B hereto and such additional services as may be agreed to by the parties from time to time and set forth in an amendment to Schedule B (collectively, the "Services"). UMBFS shall have no duties or responsibilities other than those specifically set forth in this Agreement, and no covenant or obligation to carry out any other duties or responsibilities shall be implied in this Agreement against UMBFS.






              B. UMBFS may appoint other parties to carry out some or all of its responsibilities under this Agreement; provided, however, that the delegation of any of its responsibilities as a transfer agent within the meaning of the Exchange Act shall be subject to written notice to the Trust.






         2.03     DELIVERIES.





                           A. In connection with UMBFS' appointment as transfer
agent and dividend disbursing agent, the Trust shall deliver or cause the following documents to be delivered to UMBFS:





                                    (1) A copy of the Declaration of Trust
and By-laws of the Trust and all amendments thereto, certified by the Secretary of the Trust;





                                    (2) A certificate signed by the President
and Secretary of the Trust specifying the number of authorized Shares and the number of such authorized Shares issued and currently outstanding, if any, the validity of the authorized and outstanding Shares, whether such shares are fully paid and non-assessable, and the status of the Shares under the Securities Act and any other applicable federal law or regulation;





                                    (3) A certified copy of the resolutions of
the Board of Trustees of the Trust appointing UMBFS as transfer agent and dividend disbursing agent and authorizing the execution of this Transfer Agency Agreement on behalf of the Trust;





                                    (4) Copies of the Trust's Registration
Statement, as amended to date, and the most recently filed Post-Effective Amendment thereto, filed by the Trust with the Securities and Exchange Commission under the Securities Act and the 1940 Act, together with any applications filed in connection therewith; and





                                    (5) The certificate required by Section
8.01 of this Agreement, signed by an officer of the Trust and designating the names of the Trust's initial Authorized Persons.





                           B. The Trust agrees to deliver or cause to be
delivered to UMBFS in Milwaukee, Wisconsin all documents, records and information that UMBFS may reasonably request in order for UMBFS to perform the Services hereunder.

                                   ARTICLE III





                             COMPENSATION & EXPENSES




         3.01 COMPENSATION. As compensation for the performance of the Services, the Trust agrees to pay UMBFS the fees set forth on Schedule C attached hereto. Fees shall be adjusted in accordance with Schedule C or as otherwise agreed to by the parties from time to time. The parties may amend Schedule C to include fees for any additional services requested by the Trust, enhancements to current Services, or to add Funds for which UMBFS has been retained. Any such new fees shall be negotiated in good faith by the parties.



         3.02 EXPENSES. The Trust also agrees to promptly reimburse UMBFS for all reasonable out-of-pocket expenses or disbursements incurred by UMBFS in connection with the performance of Services under this Agreement. Out-of-pocket expense shall include, but not be limited to, those items specified on Schedule C hereto. If requested by UMBFS, out-of-pocket expenses are payable in advance. Payment of postage expenses, if prepayment is requested, is due at least seven days prior to the anticipated mail date. In the event UMBFS requests advance payment, UMBFS shall not be obligated to incur such expenses or perform the related Service(s) until payment is received.




         3.03     PAYMENT PROCEDURES.





                  A. The Trust agrees to pay all amounts due hereunder within thirty (30) days of the date reflected on the statement for such Services (the "Due Date"). Except as provided in Schedule C, UMBFS shall bill Service fees monthly, and out-of-pocket expenses as incurred (unless prepayment is requested by UMBFS). Bills for out-of-pocket expenses shall contain sufficient detail for the Trust to determine the appropriateness of such expenses. UMBFS may, at its option, arrange to have various service providers submit invoices directly to the Trust for payment of reimbursable out-of-pocket expenses.





                  B. The Trust is aware that its failure to remit to UMBFS all amounts due on or before the Due Date will cause UMBFS to incur costs not contemplated by this Agreement, including, but not limited to carrying, processing and accounting charges. Accordingly, in the event that UMBFS does not receive any amounts due hereunder by the due date, the Trust agrees to pay a late charge on the overdue amount equal to one and one-half percent (1.5%) per month or the maximum amount permitted by law, whichever is less. In addition, the Trust shall pay UMBFS' reasonable attorney's fees and court costs if any amounts due UMBFS are collected by or through an attorney. The parties hereby agree that such late charge represents a fair and reasonable computation of the costs incurred by reason of the Trust's late payment. Acceptance of such late charge shall in no event constitute a waiver by UMBFS of the Trust's default or prevent UMBFS from exercising any other rights and remedies available to it.





                  C. In the event that any charges are disputed, the Trust shall, on or before the Due Date, pay all undisputed amounts due hereunder and notify UMBFS in writing of any disputed charges for out-of-pocket expenses which it is disputing in good faith. Payment for such disputed charges shall be due on or before the close of the fifth (5th) business day after the day on which UMBFS provides to the Fund documentation which an objective observer would agree reasonably supports the disputed charges (the "Revised Due Date"). Late charges shall not begin to accrue as to charges disputed in good faith until the first day after the Revised Due Date.





         3.04 ALLOCATION OF RISK. The Trust acknowledges that the fees charged by UMBFS under this Agreement reflect the allocation of risk between the parties, including the exclusion of remedies and limitations on liability in
Article IX. Modifying the allocation of risk from what is stated herein would affect the fees that UMBFS charges. Accordingly, in consideration of those fees, the Trust agrees to the stated allocation of risk.





                                   ARTICLE IV





                            PROCESSING AND PROCEDURES





         4.01     ISSUANCE, REDEMPTION AND TRANSFER OF SHARES





                           A. UMBFS agrees to accept purchase orders and
redemption requests with respect to the Shares of each Fund via postal mail, telephone or personal delivery on each Fund Business Day in accordance with such Fund's Prospectus and with Rule 22c-1 under the 1940 Act; provided, however, that UMBFS shall only accept purchase orders from states in which the Shares are qualified for sale, as indicated from time to time by the Trust. UMBFS shall, as of the time at which the net asset value of each Fund is computed on each Fund Business Day, issue to and redeem from the accounts specified in a purchase order or redemption request in proper form and accepted by the Fund the appropriate number of full and fractional Shares based on the net asset value per Share of the respective Fund specified in an advice received on such Fund Business Day from or on behalf of the Fund. UMBFS shall not be responsible for the payment of any original issue or other taxes required to be paid by the Trust in connection with the issuance of any Shares in accordance with this Agreement. UMBFS shall not be required to issue any Shares after it has received from an Authorized Person or from an appropriate federal or state authority written notification that the sale of Shares has been suspended or discontinued, and UMBFS shall be entitled to rely upon such written notification. Payment for Shares shall be in the form of a check, wire transfer, Automated Clearing House transfer or such other methods to which the parties shall mutually agree.





                           B. Upon receipt of a redemption request and monies
paid to it by the Custodian in connection with a redemption of Shares, UMBFS shall cancel the redeemed Shares and after making appropriate deduction for any withholding of taxes required of it by applicable federal law, make payment in accordance with the Fund's redemption and payment procedures described in the Prospectus.





                           C. Except as otherwise provided in this paragraph,
UMBFS will transfer or redeem Shares upon presentation to UMBFS of instructions endorsed for exchange, transfer or redemption, accompanied by such documents as UMBFS deems necessary to evidence the authority of the person making such transfer or redemption. UMBFS reserves the right to refuse to transfer or redeem Shares until it is satisfied that the endorsement or instructions are valid and genuine. For that purpose, it will require, unless otherwise instructed by an Authorized Person or except as otherwise provided in this paragraph, a guarantee of signature by an "Eligible Guarantor Institution" as that term is defined by SEC Rule 17Ad-15. UMBFS also reserves the right to refuse to transfer or redeem Shares until it is satisfied that the requested transfer or redemption is legally authorized, and it shall incur no liability for the refusal, in good faith, to make transfers or redemptions which UMBFS, in its judgment, deems improper or unauthorized, or until it is satisfied that there is no reasonable basis to any claims adverse to such transfer or redemption. UMBFS may, in effecting transfers and redemptions of Shares, rely upon those provisions of the Uniform Act for the Simplification of Fiduciary Security Transfers (or such other statutes which protect it and the Trust in not requiring complete fiduciary documentation) and shall not be responsible for any act done or omitted by it in good faith in reliance upon such laws. Notwithstanding the foregoing or any other provision contained in this Agreement to the contrary, UMBFS shall be fully protected by each Fund in not requiring any instruments, documents, assurances, endorsements or guarantees, including, without limitation, any signature guarantees, in connection with a redemption, exchange or transfer of Shares whenever UMBFS reasonably believes that requiring the same would be inconsistent with the transfer and redemption procedures described in the Prospectus.





                           D. Notwithstanding any provision contained in this
Agreement to the contrary, UMBFS shall not be requiredor expected to require, as a condition to any transfer or redemption of any Shares pursuant to a computer tape or electronic data transmission, any documents to evidence the authority of the person requesting the transfer or redemption and/or the payment of any stock transfer taxes, and shall be fully protected in acting in accordance with the applicable provisions of this Article.





                           E. In connection with each purchase and each
redemption of Shares, UMBFS shall send such statements as are prescribed by the Federal securities laws applicable to transfer agents or as described in the Prospectus. It is understood that certificates for Shares have not been and will not be offered by the Trust or available to investors.





                           F. UMBFS and the Trust shall establish procedures for
effecting purchase, redemption or transfer transactions accepted from investors by telephone or other methods consistent with the terms of the Prospectus.
UMBFS may establish such additional procedures, rules and regulations governing the purchase, redemption or transfer of Shares, as it may deem advisable and consistent with the Prospectus and industry practice. UMBFS shall not be liable, and shall be held harmless by the Trust, for its actions or omissions which are consistent with the foregoing procedures.





                           G. The Trust agrees to provide UMBFS with prior
notice of any increase or decrease in the total number of Shares authorized to be issued, or the issuance of any additional Shares of a Fund pursuant to stock dividends, stock splits, recapitalizations, capital adjustments or similar transactions, and to deliver to UMBFS such documents, certificates, reports and legal opinions as UMBFS may reasonably request.





         4.02     DIVIDENDS AND DISTRIBUTIONS.





                           A. The Trust shall give or cause to be given
to UMBFS a copy of a resolution of its Board of Trustees, that either:





                                (i) sets forth the date of the declaration of a
dividend or distribution, the date of accrual or payment, as the case may be, thereof, the record date as of which Shareholders entitled to payment or accrual, as the case may be, shall be determined, the amount per Share of such dividend or distribution, the payment date on which all previously accrued and unpaid dividends are to be paid, and the total amount, if any, payable to UMBFS on such payment date, or




                               (ii) authorizes the declaration of dividends and
distributions on a daily or other periodic basis and further authorizes UMBFS to rely on a certificate of an Authorized Person setting forth the information described in subsection (i) of this paragraph.





                           B. In connection with a reinvestment of a dividend or
distribution of Shares of a Fund, UMBFS shall as of each Fund Business Day, as specified in a certificate or resolution described in paragraph A, issue Shares of the Fund based on the net asset value per Share of such Fund specified in an advice received from or on behalf of the Fund on such Fund Business Day.





                           C. Upon the mail date specified in such certificate
or resolution, as the case may be, the Trust shall, in the case of a cash dividend or distribution, cause the Custodian to deposit in an account in the name of UMBFS on behalf of a Fund, an amount of cash sufficient for UMBFS to make the payment, as of the mail date specified in such certificate or resolution, as the case may be, to the Shareholders who were of record on the record date. UMBFS will, upon receipt of any such cash, make payment of such cash dividends or distributions to the Shareholders as of the record date. UMBFS shall not be liable for any improper payments made in accordance with a ertificate or resolution described in the preceding paragraph. If UMBFS shall not receive from the Custodian sufficient cash to make payments of any cash dividend or distribution to all Shareholders of a Fund as of the record date, UMBFS shall, upon notifying the Trust, withhold payment to such Shareholders until sufficient cash is provided to UMBFS.





                           D. It is understood that UMBFS in its capacity as
transfer agent and dividend disbursing agent shall in no way be responsible for the determination of the rate or form of dividends or capital gain distributions due to the Shareholders pursuant to the terms of this Agreement. It is further understood that UMBFS shall file with the Internal Revenue Service and Shareholders such appropriate federal tax forms concerning the payment of dividend and capital gain distributions but shall in no way be responsible for the collection or withholding of taxes due on such dividends or distributions due to shareholders, except and only to the extent, required by applicable federal law.





         4.03     RECORDS.





                  A. UMBFS shall keep those records specified in Schedule D hereto in the form and manner, and for such period, as it may deem advisable but not inconsistent with the rules and regulations of appropriate government authorities, in particular Section 31 of the 1940 Act and the rules thereunder. UMBFS shall only destroy records at the direction of the Trust, and any such destruction shall comply with the provisions of Section 248.30(b) of Regulation S-P (17 CFR 248.1-248.30). UMBFS may deliver to the Trust from time to time at UMBFS' discretion, for safekeeping or disposition by the Trust in accordance with law, such records, papers and documents accumulated in the execution of its duties as transfer agent, as UMBFS may deem expedient, other than those which UMBFS is itself required to maintain pursuant to applicable laws and regulations. The Trust shall assume all responsibility for any failure thereafter to produce any record, paper, or other document so returned, if and when required. To the extent required by Section 31 of the 1940 Act and the rules and regulations thereunder, the records specified in Schedule D hereto maintained by UMBFS, which have not been previously delivered to the Trust pursuant to the foregoing provisions of this paragraph, shall be considered to be the property of the Trust, shall be made available upon request for inspection by the officers, employees, and auditors of the Trust, and shall be delivered to the Trust promptly upon request and in any event upon the date of termination of this Agreement, in the form and manner kept by UMBFS on such date of termination or such earlier date as may be requested by the Trust. Notwithstanding anything contained herein to the contrary, UMBFS shall be permitted to maintain copies of any such records, papers and documents to the extent necessary to comply with the recordkeeping requirements of federal and state securities laws, tax laws and other applicable laws.





                  B. UMBFS agrees to keep all records and other information relative to the Funds' Shareholders confidential, not to use such information other than for purposes of fulfilling its duties under the Agreement and not to disclose such information except: (i) when requested to divulge such information by duly-constituted authorities or court process, or (ii) when requested by a Shareholder or Shareholder's agent with respect to information concerning an account as to which such Shareholder has either a legal or beneficial interest, or (iii) when requested by the Trust, a Fund, the Shareholder, the Shareholder's agent or the dealer of record with respect to such account, or (iv) to seek to prevent fraud and/or money laundering by providing certain shareholder information to other financial institutions, or (v) to an affiliate, as defined by Section 248.3(a) of Regulation S-P; or (vi) pursuant to any other exception permitted by Sections 248.14 and 248.15 of Regulation S-P in the ordinary course of business to carry out the activities covered by the exception under which UMBFS received the information. In case of any requests or demands for inspection of the records of the Funds, UMBFS will endeavor to notify the Trust promptly and to secure instructions from a representative of the Trust as to such inspection. Records and information which have become known to the public through no wrongful act of UMBFS or any of its employees, agents or representatives, and information which was already in the possession of UMBFS prior to receipt thereof, shall not be subject to this paragraph.





                  C. UMBFS hereby acknowledges that in the normal course of its provision of services to the Fund it may come into possession of material nonpublic information concerning the Fund. Such information may include portfolio holdings, trading strategies and pending transactions not generally known to the public. UMBFS acknowledges and agrees that it has duties of confidentiality and care with respect to such material nonpublic information. UMBFS represents that it has implemented effective policies and procedures designed to safeguard such information and to ensure that no employee or other representative trades on such information, communicates it to others, except as contemplated by this Agreement, or otherwise misuses it.








                                    ARTICLE V





                          REPRESENTATION AND WARRANTIES





         5.01 REPRESENTATIONS OF TRUST. The Trust represents and warrants to UMBFS that:






                           A. It is a business trust duly organized and existing
under the laws of the State of Delaware; it is empowered under applicable laws and by its Declaration of Trust and By-laws to enter into and perform this Agreement; and all requisite corporate proceedings have been taken to authorize it to enter into and perform this Agreement.





                           B. Any officer of the Trust has the authority to
appoint additional Authorized Persons, to limit or revoke the authority of any previously designated Authorized Person, and to certify to UMBFS the names of such Authorized Persons.





                           C. It is duly registered as an investment company
under the 1940 Act.





                           D. A registration statement under the Securities Act
is currently effective and will remain effective, and appropriate state securities laws filings have been made and will continue to be made, with respect to Shares of the Trust being offered for sale.





                           E. All outstanding Shares are validly issued, fully
paid and non-assessable and when Shares are hereafter issued in accordance with the terms of the Trust's Declaration of Trust and its Prospectus with respect to each Fund, such Shares shall be validly issued, fully paid and non-assessable.





                           G. There are no existing or potential claims,
litigation or demands by shareholders or others relating to the Trust, or any of the Funds or their officers or Trustees.





         5.02 REPRESENTATIONS OF UMBFS. UMBFS represents and warrants to the Trust that:






                           A. It is a corporation duly organized and existing
under the laws of the State of Wisconsin; it is empowered under applicable law and by its Articles of Incorporation and By-laws to enter into and perform this Agreement; and all requisite proceedings have been taken to authorize it to enter into and perform this Agreement.





                           B. It is duly registered as a transfer agent under
Section 17A of the 1934 Act to the extent required.





                           C.  It has received a copy of each Fund's Prospectus
which describes how sales and redemptions of Shares shall be made.





                           D. It has and will continue to have access to the
necessary facilities, equipment and personnel to perform its duties and obligations under this Agreement.





                           E. It is conducting its business in compliance in all
material respects with all applicable laws and regulations, both state and federal, and has obtained all regulatory approvals necessary to carry on its business as now conducted.





                           F. It shall maintain a fidelity bond covering larceny
and embezzlement and an insurance policy with respect to directors and officers errors and omissions coverage in amounts that are appropriate in light of its duties and responsibilities hereunder. Upon the request of the Fund, the UMBFS shall provide evidence that coverage is in place. UMBFS shall notify the Fund should its insurance coverage with respect to professional liability or errors and omissions coverage be canceled and not be replaced.








                                   ARTICLE VI





                       ADDITIONAL COVENANTS AND AGREEMENTS





         6.01 INFORMATION UPDATES. During the term of this Agreement the Trust shall have the ongoing obligation to provide UMBFS with the following documents as soon as they become effective: (i) certified copies of all amendments to its Declaration of Trust and By-laws made after the date of this Agreement; and (ii) a copy of each Fund's currently effective Prospectus. For purposes of this Agreement, UMBFS shall not be deemed to have notice of any information contained in any such Prospectus until it is actually received by UMBFS.





         6.02 SHARE QUALIFICATION. The Trust agrees to take or cause to be taken all requisite steps to qualify the Shares for sale in all states in which the Shares shall at the time be offered for sale and require qualification. If the Trust receives notice of any stop order or other proceeding in any such state affecting such qualification or the sale of Shares, or of any stop order or other proceeding under the federal securities laws affecting the sale of Shares, the Trust will give prompt notice thereof to UMBFS.





         6.03 COMPLIANCE WITH LAWS. The Trust will comply with all applicable requirements of the Securities Act, the Exchange Act, the 1940 Act, blue sky laws, and any other applicable laws, rules and regulations.





         6.04 ADDITIONAL DUTIES. The Trust agrees that it shall advise UMBFS at least 30 days prior to effecting any change in the Prospectus which would increase or alter the duties and obligations of UMBFS hereunder, and shall proceed with such change only if it shall have received the written consent of UMBFS thereto.





         6.05 TRANSFER AGENT SYSTEM. UMBFS shall retain all right, title and interest in and any and all computer programs, screen formats, report formats, procedures, data bases, interactive design techniques, derivative works, inventions, discoveries, patentable or copyrightable matters, concepts, expertise, trade secrets, trademarks and other related legal rights provided, developed or utilized by UMBFS in connection with the Services provided by UMBFS to the Trust hereunder.











                                   ARTICLE VII





                                 AML DELEGATION





         7.01 BACKGROUND. In order to assist its transfer agent clients with their anti-money laundering responsibilities under the AML Laws, UMBFS offers various tools designed to promote the detection and reporting of potential money laundering activity by monitoring certain aspects of shareholder activity, assist in the verification of persons opening accounts with the Trust and determine whether such persons appear on any list of known or suspected terrorists or terrorist organizations. UMBFS represents and warrants that all such tools are reasonably designed to satisfy the money-laundering and customer identification obligations of registered investment companies under the AML Laws. The Trust has, after review, selected various procedures and tools offered by UMBFS to comply with its anti-money laundering and customer identification program obligations under the AML Laws (the "AML Procedures"), and desires to implement the AML Procedures as part of its overall anti-money laundering program and, subject to the terms of the AML Laws, delegate to UMBFS the day-to-day operation of the AML Procedures on behalf of the Trust.





         7.02 DELEGATION. The Trust acknowledges that it has had an opportunity to review, consider and comment upon and select the AML Procedures and the Trust has determined that they, as part of the Trust's overall anti-money laundering program, are reasonably designed to prevent the Trust from being used for money laundering or the financing of terrorist activities and to achieve compliance with the applicable provisions of the AML Laws. UMBFS acknowledges that the Trust is relying on UMBFS in making this determination. Based on this determination, the Trust hereby instructs and directs UMBFS to implement the AML Procedures on its behalf, as such may be amended or revised from time to time. The AML Procedures apply only to shareholders who are residents of the United States.





     7.03 AMENDMENT TO PROCEDURES. It is contemplated that the AML Procedures will be amended from time to time by the parties as directed by the Trust based on its experience in the operation of the AML Procedures and/or as additional regulations are adopted and/or regulatory guidance is provided relating to the Trust's anti-money laundering responsibilities.





     7.04 REPORTING. UMBFS agrees to provide to the Trust (i) prompt notification of any transaction or combination of transactions that UMBFS believes, based on the AML Procedures, evidence money laundering activity in connection with the Trust or any shareholder of the Trust, (ii) any reports received by UMBFS from any government agency or applicable industry self-regulatory organization pertaining to UMBFS' anti-money laundering monitoring on behalf of the Trust as provided in this Article VII, (iii) any action taken in response to anti-money laundering violations as described in (i) or (ii); (iv) quarterly reports of its monitoring and verification activities on behalf of the Trust; and (v) an annual report regarding an independent audit of the AML Procedures. UMBFS shall provide such other reports on the verification activities conducted at the direction of the Trust as may be agreed to from time to time by UMBFS and the Trust's anti-money laundering compliance officer.





     7.05 INSPECTION. The Trust hereby directs, and UMBFS acknowledges, that UMBFS shall (1) permit federal regulators access to such information and records maintained by UMBFS and relating to UMBFS' implementation of the AML Procedures on behalf of the Trust, as they may request, and (2) permit such federal regulators to inspect UMBFS' implementation of the AML Procedures on behalf of the Trust.








                                  ARTICLE VIII





                               TRUST INSTRUCTIONS





         8.01 AUTHORIZED PERSONS. Upon the execution of this Agreement, the Trust shall provide UMBFS with a certificate containing the names of the initial Authorized Persons in a form acceptable to UMBFS. Any officer of the Trust shall be considered an Authorized Person (unless such authority is limited in a writing from the Trust and received by UMBFS) and has the authority to appoint additional Authorized Persons, to limit or revoke the authority of any previously designated Authorized Person, and to certify to UMBFS the names of the Authorized Persons from time to time. The Trust shall provide UMBFS with an updated certificate evidencing the appointment, removal or change of authority of any Authorized Person, it being understood UMBFS shall not be held to have notice of any change in the authority of any Authorized Person until receipt of written notice thereof from the Trust.





       8.02 ACCEPTANCE OF INSTRUCTIONS. UMBFS, its officers, agents or employees shall accept Instructions given to them by any person representing or acting on behalf of the Trust only if such representative is an Authorized Person. The Trust agrees that when oral Instructions are given, it shall, upon the request of UMBFS, confirm such Instructions in writing.





       8.03 REQUEST FOR INSTRUCTIONS. At any time, UMBFS may request Instructions from the Trust with respect to any matter arising in connection with this Agreement. If such Instructions are not received within a reasonable time, then UMBFS may seek advice from legal counsel for the Trust at the expense of the Trust, or its own legal counsel at its own expense. UMBFS shall not be liable for any action taken or not taken by it in good faith in accordance with Instructions from the Trust or in accordance with advice of counsel.





                                   ARTICLE IX





                  LIMITATION OF LIABILITY; INDEMNIFICATION




              9.01 LIMITATION OF LIABILITY. Notwithstanding anything contained in this Agreement to the contrary, UMBFS shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or the Funds in connection with the matters to which this Agreement relates, except for a loss resulting from UMBFS' willful misfeasance, bad faith or negligence in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Furthermore, UMBFS shall not be liable for (1) any action taken or omitted to be taken in accordance with or in reliance upon written or oral instructions, advice, data, documents or information received by UMBFS from an Authorized Person or (2) any action taken or omission by a Fund, the Trust, investment adviser(s) or any current service provider.





              9.02 INDEMNIFICATION. The Trust agrees to indemnify and hold harmless UMBFS, its employees, agents, officers, directors, affiliates and nominees ("Indemnified Parties") from and against any and all claims, demands, actions and suits, and from and against any and all judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character which may be asserted against or incurred by any Indemnified Party or for which any Indemnified Party may be held liable (a "Claim") arising out of or in any way relating to any of the following:





                  (a) any action or omission of UMBFS except to the extent a Claim resulted from UMBFS' willful misfeasance, bad faith, gross negligence in the performance of its duties or from reckless disregard by it of its obligations and duties hereunder;





                  (b) UMBFS' reliance on, implementation of, or use, without investigation or verification, of information, data, records and documents received by UMBFS from the Trust, or from a representative of any of the parties referenced in Section 11.09, or any third party acting on behalf of the Trust;





                  (c) the reliance on, or the implementation of, any Instructions or any other advice, instructions, requests or directions of the Trust or from a representative of any of the parties referenced in Section 11.09, or any third party acting on behalf of the Trust;





                  (d) UMBFS' acting upon telephone or electronic instructions relating to the purchase, exchange or redemption of Shares received by UMBFS in accordance with procedures established by UMBFS and the Trust;




                  (e) any action taken by or omission of the Trust, investment adviser or sub-adviser(s) or any past or current service provider;




                  (f) the acceptance, processing and/or negotiation of a fraudulent payment for the purchase of Shares unless the result of UMBFS' or its affiliates' willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. In the absence of a finding to the contrary, the acceptance, processing and/or negotiation of a fraudulent payment for the purchase of Shares shall be presumed not to have been the result of UMBFS' or its affiliates' willful misfeasance, bad faith or gross negligence.





                  (g) the offer or sale of Shares in violation of any requirement under the securities laws or regulations of any state that such Shares be qualified for sale in such state or in violation of any stop order or determination or ruling by any state with respect to the offer or sale of such Shares in such state; or





                  (h) the Trust's refusal or failure to comply with the terms of the Agreement, or any Claim that arises out of the Trust's negligence or misconduct or breach of any representation or warranty of the Trust made herein.





         9.03 INDEMNIFICATION PROCEDURES. UMBFS will notify the Trust promptly after identifying any situation which it believes presents or appears likely to present a Claim for which the Trust may be required to indemnify or hold UMBFS harmless hereunder. In such event, the Trust shall have the option to defend UMBFS against any Claim, and, in the event that the Trust so elects, such defense shall be conducted by counsel chosen by the Trust and approved by UMBFS in its reasonable discretion. UMBFS shall not confess any Claim or make any compromise in any case in which the Trust will be asked to provide indemnification, except with the Trust's prior written consent. The obligations of the parties under the Sections 9.02 and 9.03 shall survive the termination of this Agreement.





         9.04 FORCE MAJEURE. UMBFS shall maintain adequate and reliable computer and other equipment necessary or appropriate to carry out its obligations under this Agreement. Upon the Fund's reasonable request, UMBFS shall provide supplemental information concerning the aspects of its disaster recovery and business continuity plan that are relevant to the services provided hereunder. Notwithstanding the foregoing or any other provision of this agreement, UMBFS assumes no responsibility hereunder, and shall not be liable, for any default, damage, loss of data or documents, errors, delay or any other loss whatsoever caused by events beyond its reasonable control. Events beyond UMBFS's control include, without limitation, force majeure events. In the event of force majeure, computer or other equipment failures or similar events beyond its reasonable control, UMBFS shall follow applicable procedures in its disaster recovery and business continuity plan and use commercially reasonable efforts to minimize any service interruption.





         9.05 CONSEQUENTIAL DAMAGES. In no event and under no circumstances shall UMBFS, its affiliates or any of its or their officers, directors, agents or employees be liable to anyone, including, without limitation, the Trust, under any theory of tort, contract, strict liability or other legal or equitable theory for lost profits, exemplary, punitive, special, indirect or consequential damages for any act or failure to act under any provision of this Agreement regardless of whether such damages were foreseeable and even if advised of the possibility thereof.





         9.06 ADDITIONAL LIMITATIONS AND EXCLUSIONS. Notwithstanding any other provision of this Agreement, UMBFS shall have no duty or obligation under this Agreement to inquire into, and shall not be liable for:





                  (a) The legality of the issue or sale of any Shares, the sufficiency of the amount to be received therefor, or the authority of the Trust, as the case may be, to request such sale or issuance;





                  (b) The legality of a transfer of Shares or of a purchase or redemption of any Shares, the propriety of the amount to be paid therefor, or the authority of the Trust, as the case may be, to request such transfer or redemption;





                  (c) The legality of the declaration of any dividend by the Trust, or the legality of the issue of any Shares in payment of any stock dividend; or





                  (d) The legality of any recapitalization or readjustment of Shares.





                                    ARTICLE X





                              TERM AND TERMINATION





         10.01 TERM. This Agreement shall become effective with respect to each Fund listed on Schedule A hereof as of the date hereof and, with respect to each Fund not in existence on that date, on the date an amendment to Schedule A to this Agreement relating to that Fund is executed. This Agreement shall continue in effect with respect to each Fund until terminated as provided herein.





         10.02    TERMINATION.





                  (a) Either party may terminate this Agreement at any time by giving the other party a written notice not less than sixty (60) days prior to the date the termination is to be effective. In the event such notice is given by the Trust pursuant to Section 10.02, it shall be accompanied by a copy of a resolution of the Board of Trustees of the Trust certified by the Secretary or any Assistant Secretary, electing to terminate this Agreement and designating the successor transfer agent or transfer agents. In the event such notice is given by UMBFS, the Trust shall on or before the termination date, deliver to UMBFS a copy of a resolution of its Board of Trustees certified by the Secretary or any Assistant Secretary designating a successor transfer agent or transfer agents. In the absence of such designation by the Trust, the Trust shall be deemed to be its own transfer agent as of the termination date and UMBFS shall thereby be relieved of all duties and responsibilities pursuant to this Agreement. Fees and out-of-pocket expenses incurred by UMBFS, but unpaid by the Trust upon such termination, shall be immediately due and payable upon and notwithstanding such termination.





                  (b) Notwithstanding any other provision of this Agreement, in the event of an agreement to enter into a transaction that would result in a Change of Control, as hereinafter defined, of the Trust's investment adviser or sponsor, the Trust's ability to terminate this Agreement pursuant to this
Article X shall be suspended from the time of such agreement until six months after the Change of Control. For purposes of this Agreement, a "Change of Control" of the investment adviser or sponsor means a change in ownership or control of more than fifty percent (50%) of the common stock or shares of beneficial interest of such investment adviser or sponsor or its parent company.





         10.03 EFFECT OF TERMINATION. Upon the termination of the Agreement as provided herein, UMBFS, upon the written request of the Trust, shall deliver the records of the Trust to the Trust or its successor transfer agent in the form maintained by UMBFS (to the extent permitted by applicable license agreements) at the expense of the Trust. The Trust shall be responsible to UMBFS for all costs and expenses associated with the preparation and delivery of such media and all reasonable trailing expenses incurred by UMBFS, including, but not limited to: (a) out-of-pocket expenses; (b) any custom programming requested by the Trust in connection with the preparation of such media and agreed upon by UMBFS; (c) transportation of forms and other materials used in connection with the processing of Trust transactions by UMBFS; and (d) transportation of records and files in the possession of UMBFS. In addition, UMBFS shall be entitled to such compensation as the parties may mutually agree for any services other than the preparation and delivery of such media requested by the Trust and agreed to by UMBFS in connection with the termination of this Agreement or the liquidation or merger of the Trust. UMBFS shall not reduce the level of service provided to the Trust prior to termination following notice of termination by the Trust.








                                   ARTICLE XI





                                  MISCELLANEOUS





         11.01 NOTICES. Any notice required or permitted to be given by either party to the other under this Agreement shall be in writing and shall be deemed to have been given when sent by either an overnight delivery service or by registered or certified mail, postage prepaid, return receipt requested, to the addresses listed below, or to such other location as either party may from time to time designate in writing:





       If to UMBFS:                 UMB Fund Services, Inc.
       -----------


                                    803 West Michigan Street, Suite A


                                    Milwaukee, Wisconsin 53233


                                    Attention:  General Counsel





       If to the Trust:             Nakoma Mutual Funds


                                    525 Junction Road, Suite 8600


                                    Madison, WI 53717


                                    Attention:  Dan Pickett





         11.02    AMENDMENTS/ASSIGNMENTS.





                           A. Except as provided to the contrary herein, this
Agreement may not be amended or modified in any manner except by a written agreement executed by both parties with the formality of this Agreement.





                           B. This Agreement shall extend to and shall be
binding upon the parties hereto, and their respective successors and assigns. This Agreement shall not be assignable by either party without the written consent of the other party, except that UMBFS may assign this Agreement to an affiliate with advance written notice to the Trust and except as provided in Section 2.02.





         11.03 GOVERNING LAW. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Wisconsin, without regard to its conflict of law provisions.





         11.04 SEVERABILITY. If any part, term or provision of this Agreement is determined by the courts or any regulatory authority having jurisdiction over the issue to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.





         11.05 COUNTERPARTS. This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original; but such counterparts shall, together, constitute only one instrument.





         11.06 NON-EXCLUSIVITY; OTHER AGREEMENTS. The services of UMBFS hereunder are not deemed exclusive and UMBFS shall be free to render similar and other services to others. Except as specifically provided herein, this Agreement does not in any way affect any other agreements entered into among the parties hereto and any actions taken or omitted by any party hereunder shall not affect any rights or obligations of any other party hereunder.





         11.07 CAPTIONS. The captions in the Agreement are included for convenience of reference only, and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.





         11.08 TRUST LIMITATIONS. This Agreement is executed by the Trust with respect to each of the Funds and the obligations hereunder are not binding upon any of the trustees, officers or shareholders of the Trust individually but are binding only upon the Fund to which such obligations pertain and the assets and property of such Fund. All obligations of the Trust under this Agreement shall apply only on a Fund-by-Fund basis, and the assets of one Fund shall not be liable for the obligations of another Fund. The Fund's Declaration of Trust is on file with the State of Delaware.





         11.09 RELIANCE ON INFORMATION AND INSTRUCTIONS. The Trustees of the Trust shall cause the officers, trustees, investment adviser(s) and sub-advisers, legal counsel, independent accountants, custodian or other current services providers for the Funds to cooperate with UMBFS and to provide UMBFS with such information, documents and advice as necessary and/or appropriate or as requested by UMBFS, in order to enable UMBFS to perform its duties hereunder. Fees charged by such persons shall be an expense of the Trust. In connection with its duties hereunder, UMBFS shall be entitled, and is hereby instructed to, rely upon instructions, advice, information or documents provided to UMBFS by an Authorized Person of the Funds or by any of the aforementioned persons. UMBFS shall be entitled to rely on any document that it reasonably believes to be genuine and to have been signed or presented by the proper party. UMBFS shall not be held to have notice of any change of authority of any Authorized Person of the Trust, investment adviser(s) or service provider until receipt of written notice thereof from the Trust. As used in this Agreement, the term "investment adviser" includes all sub-advisers or persons performing similar services.

       IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the day and year first above written.





UMB FUND SERVICES, INC.                    NAKOMA MUTUAL FUNDS





By: /s/Peter J. Hammond                       By: /s/Daniel Pickett
    ------------------------------            --------------------------------

              (Signature)                       (Signature)




     Peter J. Hammond                          Daniel Pickett
     ------------------------------            --------------------------------


              (Name)                            (Name)




     President                                 President
     ------------------------------            --------------------------------


              (Title)                           (Title)

     May 19, 2006                              May 19, 2006
     ------------------------------            --------------------------------


              (Date Signed)                     (Date Signed)

                                   Schedule A


                                     TO THE


                            TRANSFER AGENCY AGREEMENT


                                 BY AND BETWEEN


                               NAKOMA MUTUAL FUND


                                       AND


                             UMB FUND SERVICES, INC.




                                 NAMES OF FUNDS





                           NAKOMA ABSOLUTE RETURN FUND

                                   Schedule B


                                     TO THE


                            TRANSFER AGENCY AGREEMENT


                                 BY AND BETWEEN


                               NAKOMA MUTUAL FUNDS


                                       AND


                             UMB FUND SERVICES, INC.


                                SERVICE SCHEDULE

o Set up and maintain shareholder accounts and records, including IRAs and other retirement accounts

o    Make  personal   follow-up   calls  to  prospects  who  return   incomplete
     applications



o    Store account documents electronically



o    Record the  issuance of shares of the Fund and  maintain,  pursuant to Rule
     17Ad-10(e) promulgated under the Securities Exchange Act of 1934, as amended, a record of the total number of shares of the Fund which are authorized, issued and outstanding

o Receive and respond to investor account inquiries by telephone or mail, or by e-mail if the response does not require the reference to specific shareholder account information



o Process purchase and redemption orders, transfers, and exchanges, including automatic purchases and redemptions via postal mail, telephone and personal delivery, provided payment for shares is in the form of a check, wire transfer or requested Automated Clearing House transfer, or such other means as the parties shall mutually agree



o    Process dividend payments by check, wire or ACH, or reinvest dividends



o    Issue daily transaction confirmations and monthly or quarterly statements

o    Issue  comprehensive  clerical  confirmation   statements  for  maintenance
     transactions

o    Provide cost basis statements

o Mail prospectus, annual and semiannual reports, and other shareholder communications to existing shareholders

o    Implement the Trust's AML Procedures as contemplated by Article VII



o File IRS Forms 1099, 5498, 1042, 1042-S and 945 with shareholders and/or the IRS



o Provide standards to structure forms and applications for efficient processing

o Follow up on IRAs, soliciting beneficiary and other information and sending required minimum distribution reminder letters

o Answer correspondence from shareholders, securities brokers and others relating to UMBFS's duties hereunder and such other correspondence as may from time to time be mutually agreed upon between UMBFS and the Fund

o Reimburse the Fund for losses resulting from "as of" processing in accordance with the "as of" processing guidelines agreed to by UMBFS and the Fund

o    Provide basic report access (one person)

o    Conduct periodic Postal clean-up

o Use reasonable efforts to cooperate with all reasonable requests of the Fund related to the Fund's administration and monitoring of the Fund's compliance program as adopted by the Board of Trustees pursuant to Rule 38a-1 under the Investment Company Act of 1940 as amended, a copy of which has been provided to UMBFS




                                OPTIONAL SERVICES





The Funds may contract with UMBFS to provide one or more of the following optional services. Additional fees apply.




o UMBFS' Internet services, including Adviser Services, RIA/Broker Services, Shareholder Services, NAV Services, Vision, Adviser Central and email services.

o    UMBISG VRU services (per fund group)

o    Shareholder "welcome" packages with initial confirmation



o Access to UMBFS' Tax and Retirement Group to answer questions and coordinate retirement plan options



o    Money market funds for short-term investment or exchanges



o    Dedicated service representatives



o    Weekend and holiday shareholder services



o    Customized reorder form tracking



o    Give dealers access through NSCC's Fund/SERV and Networking

o    Customized forms and applications

o    Training of adviser staff on regulatory developments







                                   SCHEDULE C


                                     TO THE


                            TRANSFER AGENT AGREEMENT


                                 BY AND BETWEEN


                               NAKOMA MUTUAL FUNDS


                                       AND


                             UMB FUND SERVICES, INC.








                                      FEES





BASE FEE
|X|  Monthly Base Fee (per Fund)                                                                                $2,500*
|X|  Share classes in addition to the first (per month per class)                                                 $625*

     * reflects a discount for the first 24 months after inception. Thereafter the Monthly Base fee is $3,000 and the monthly fee for additional share classes is $750.





ACCOUNT FEES
     |X| Open account fee:
     |_| Quarterly/annual dividend funds                                                                          $8.50
     |_| Monthly dividend funds                                                                                   $9.50
     |_| Money market funds                                                                                      $12.00
     |_| Additional for funds with redemption fees                                                                 $.25
     |_| Additional for funds with 12b-1 fees                                                                      $.25
|X|  Closed account fee (per year)                                                                                $3.50
|X|  One-time set-up (manual, per account)                                                                        $3.00
|X|  One-time set-up (automated NSCC, per account)                                                                $1.00
|X|  Transaction fee (e.g., financial, maintenance)                                                               $1.50
|X|  Automated transactions*                                                                                       $.25
     * includes NSCC activity processing, AIP/SWP/auto exchanges, dividends, any required IRS withholding





USA PATRIOT ACT & ESCHEATMENT FEES
|X|  Per fund (per year)                                                                                        $2,000
|X|  Research (per item)                                                                                         $2.50
|X|  Additional account set-up (per non-individual account)**                                                    $1.00
|X|  Suspicious Activity Report filing (per occurrence)                                                         $25.00
|X|  Escheatment filing (per state)                                                                             $50.00
     ** e.g., business account, trust account, partnership account, etc.





RETIREMENT ACCOUNTS (IRA/ROTH/OTHERS)
|X|  Annual maintenance fee per account (may be charged to shareholders)                                        $15.00
|X|  IRA transfer fee (per occurrence)                                                                           $7.50




ADVANCED REPORTING SOLUTIONS
|X|  Annual maintenance fee***                                                                                  $3,500
|X|  Additional interactive user license (per license per year)                                                 $1,000
|X|  Analyst named user license (per license per year)                                                          $2,500
     *** Annual maintenance fee includes initial setup costs plus one interactive user license





SHAREHOLDER SERVICES
|X|  Telephone calls, letters/e-mails, research/lost shareholder (per occurrence)                                $2.75




DOCUMENT SERVICES
|X|  Standard applications and forms in electronic format                                                    no charge
|X|  Customized forms                                                                                        as quoted
|X|  Pre-printed, machine-ready statement inserts (per item)                                                      $.02
|X|  Standard single-sided statement/confirm/tax form/check (per item including .pdf)
     |_| First page                                                                                               $.25
     |_| Each additional page                                                                                     $.10



PROGRAMMING AND SPECIAL PROJECT FEES

Additional fees at $175 per hour, or as quoted by project, may apply for special programming or projects to meet your servicing requirements or to create custom reports.




OUT-OF-POCKET EXPENSES

Out-of-pocket expenses include but are not limited to: copying charges, facsimile charges, inventory and record storage and reprocessing, statement paper, check stock, envelopes, tax forms, postage and direct delivery charges, tape/disk storage, travel, CPU usage, telephone and long distance charges, retirement plan documents, NSCC participant billing, P.O. box rental, toll- free number, customer identity check fees, bank account service fees and any other bank charges.







OPTIONAL SERVICES




MONEY MARKET EXCHANGE VEHICLES
|X|  Exception check writing (per set definition, per occurrence)                                                 $2.00
|X|  One-time set-up fee per money market fund used                                                              $2,000
|X|  Monthly base fee per money market fund used                                                                   $650




NSCC AND FUND/SERV TRADING
|X|  Use of UMB Distribution Services, LLC's NSCC membership (per fund, per year)
     |_| Each of first three funds in fund family                                                                $2,000
     |_| Each additional fund                                                                                    $1,000




VRU SERVICES
|X|  One-time VRU set-up fee                                                                                     $3,000
|X|  Annual VRU maintenance fee                                                                                  $1,800
|X|  VRU charge (per call)                                                                                        $ .40




INTERNET SERVICES
|X|  BROKER BROWSER
     |_| One-time set-up fee (standard)                                                                          $1,000
     |_| Inquiry

                                                                                                              no charge

|X|  SHAREHOLDER BROWSER
     |_| One-time set-up fee                                                                                     $5,000
     |_| Annual maintenance fee                                                                                  $2,500
     |_| Inquiry (per occurrence)                                                                                 $ .15
     |_| New account set-up, one-time fee per account                                                             $1.60
     |_| Transactions* (per occurrence)                                                                           $ .40
     |_| Account maintenance (per occurrence)                                                                     $ .50
     * additional purchases, exchanges and redemptions



|X|  WEB-BASED DOCUMENT MAILINGS**
     |_| One-time set-up fee                                                                                     $1,500
     |_| Per shareholder, per mailing                                                                             $ .10
     ** statements, prospectuses, financial reports, etc.





FULFILLMENT SERVICING FEES
|X|  STANDARD PACKAGE FOR MAILING
     |_| Up to four pieces                                                                                        $1.50
     |_| Each additional item                                                                                     $0.25



|X|  SPECIAL PROCESSING/MANUAL ENTRY
     |_| E-mail/fax request                                                                                       $2.75




                                   SCHEDULE D


                                     TO THE


                            TRANSFER AGENT AGREEMENT


                                 BY AND BETWEEN


                               NAKOMA MUTUAL FUNDS


                                       AND


                             UMB FUND SERVICES, INC.


                           RECORDS MAINTAINED BY UMBFS










Account applications





Canceled certificates plus stock powers and supporting documents





Checks including check registers, reconciliation records, any adjustment records and tax withholding documentation





Indemnity bonds for replacement of lost or missing stock certificates and checks





Liquidation, redemption, withdrawal and transfer requests including stock powers, signature guarantees and any supporting documentation





Shareholder correspondence





Shareholder transaction records





Share transaction history of the Funds

Exhibit (h)(3)

                          EXPENSE LIMITATION AGREEMENT



                               NAKOMA MUTUAL FUNDS









         This EXPENSE LIMITATION AGREEMENT, is made as of May 19, 2006 by and between Nakoma Capital Management, LLC (the "Adviser") and Nakoma Mutual Funds on behalf of its series Nakoma Absolute Return Fund (the "Fund").





         WHEREAS, the Fund is a Delaware business trust, and will be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company; and





         WHEREAS, the Fund and the Adviser have entered into an investment advisory agreement dated May 19, 2006, (the "Investment Advisory Agreement"), pursuant to which the Adviser provides investment management services to the Fund for compensation based on the value of the Fund's average daily net assets; and





         WHEREAS, the Fund and the Adviser have determined that it is appropriate and in the best interests of the Fund and its shareholders to maintain the expenses of the Fund at a level below the level to which the Fund may normally be subject;





         NOW THEREFORE, the parties hereto agree as follows:





1. EXPENSE LIMITATION.





         1.1. APPLICABLE EXPENSE LIMIT. The Adviser, in its capacity as investment adviser of the Fund, agrees to waive its fee and/or reimburse expenses to the extent necessary so that the total annual operating expenses for the Fund do not exceed the Operating Expense Limit (as defined in Section 1.2 below). For purposes of this Agreement, total annual operating expenses for the Fund generally consist of costs not specifically borne by the Adviser, the Fund's administrator, or the Fund's principal underwriter, including, but not limited to, investment advisory fees, administrative fees, fees for necessary professional services, any amortization of organizational expenses, costs associated with regulatory compliance, maintaining legal existence, and investor relations ("Fund Operating Expenses"), but excluding: interest; taxes; transaction costs (such as brokerage commissions and expenses relating to dividends on short sales); extraordinary expenses, including, but not limited to, litigation and indemnification costs, expenses of a reorganization, restructuring or merger of the Fund or acquisition of all or substantially all of the assets of another fund, expenses of holding, and soliciting proxies for a meeting of members of the Fund (except to the extent relating to routine items), expenses of converting to a new custodian, transfer agent or other service provider; other expenses not incurred in the ordinary course of the Fund's business; and/or expenses of any counsel or other persons or services retained by the Fund's trustees who are not "interested persons," as that term is defined in the 1940 Act, of the Adviser. To the extent the Fund Operating Expenses exceed the Operating Expense Limit (as defined in Section 1.2 below), such excess amount (the "Excess Amount") shall be the liability of the Adviser.





         1.2. OPERATING EXPENSE LIMIT. The maximum Operating Expense Limit in any fiscal year or period with respect to the Fund shall be the amount specified in Schedule A based on a percentage of the Fund's month-end net assets.





         1.3. DURATION OF OPERATING EXPENSE LIMIT. The Operating Expense Limit with respect to the Fund shall remain in effect until June 1, 2007. The Adviser may extend, but may not during the term of this Agreement shorten, the duration of the Operating Expense Limit without the consent of the Fund. Such an extension must continue at the same Operating Expense Limit amount specified on Schedule A, unless otherwise agreed by the parties hereto.





         1.4. METHOD OF COMPUTATION. To determine the Adviser's obligation with respect to the Excess Amount, each month the Fund Operating Expenses for the Fund shall be annualized. If the annualized Fund Operating Expenses for any month of the Fund exceeds the Operating Expense Limit of the Fund, the Adviser shall remit to the Fund an amount equal to such Excess Amount, either by fee waiver or reimbursement of expenses.





         1.5. YEAR-END ADJUSTMENT. If necessary, on or before the last day of the first month of each fiscal year, an adjustment payment shall be made by the appropriate party in order that the amount of the fees waived or reduced and other payments remitted by the Adviser to the Fund with respect to the previous fiscal year shall equal the Excess Amount.





2. REIMBURSEMENT OF FEE WAIVERS AND EXPENSE REIMBURSEMENTS.






         2.1. REIMBURSEMENT. If on the last business day of any month during which the Investment Advisory Agreement is in effect, the estimated annualized Fund Operating Expenses of the Fund for that month is less than the Operating Expense Limit, the Adviser shall be entitled to reimbursement by the Fund of the fees waived or reduced and other payments remitted by the Adviser to the Fund pursuant to Section 1 hereof (the "Reimbursement Amount") during any of the previous thirty-six (36) months, to the extent that the annualized Fund Operating Expenses plus the amount so reimbursed equals, for such month, the Operating Expense Limit provided in Schedule A, provided that such amount paid to the Adviser will in no event exceed the total Reimbursement Amount and will not include any amounts previously reimbursed.








         2.2. YEAR-END ADJUSTMENT. If necessary, on or before the last business day of the first month of each fiscal year, an adjustment payment shall be made by the appropriate party in order that the actual Fund Operating Expenses of the Fund for the prior fiscal year (including any reimbursement payments hereunder with respect to such fiscal year) do not exceed the Operating Expense Limit.





3. TERM AND TERMINATION OF AGREEMENT.





         This Agreement shall have an initial period as set forth in Section 1.3 above, and shall apply for each fiscal year thereafter so long as it is in effect. Thereafter, this Agreement shall automatically renew for one-year terms unless the Adviser provides written notice to the Fund of the termination of this Agreement, which notice shall be received by the Fund at least thirty (30) days' prior to the end of the then-current term. In addition, this Agreement shall terminate upon termination of the Investment Advisory Agreement, or it may be terminated by the Fund, without payment of any penalty, upon thirty (30) days' prior written notice to the other party at its principal place of business.








         This Agreement is applicable only to the Fund and shall not be applicable to any other series of Nakoma Mutual Funds hereafter created.








4. MISCELLANEOUS.








         4.1. CAPTIONS. The captions in this Agreement are included for convenience of reference only and in no other way define or delineate any of the provisions hereof or otherwise affect their construction or effect.





         4.2. INTERPRETATION. Nothing herein contained shall be deemed to require the Fund to take any action contrary to the Fund's governing documents, or any applicable statutory or regulatory requirement to which it is subject or by which it is bound, or to relieve or deprive the Fund's Board of Trustees of its responsibility for and control of the conduct of the affairs of the Fund.








         4.3. DEFINITIONS. Any question of interpretation of any term or provision of this Agreement, including but not limited to the investment management fee, the computations of net asset value, and the allocation of expenses, having a counterpart in or otherwise derived from the terms and provisions of the 1940 Act or the Investment Advisory Agreement, shall have the same meaning as and be resolved by reference to the 1940 Act or such Investment Advisory Agreement.








         4.4 LIMITATION OF LIABILITY. The Adviser agrees that it shall look only to the assets of the Fund for performance of this Agreement and for payment of any claim it may have hereunder, and that neither any other series of the Trust hereafter created, nor any of the Trust's trustees, officers, employees, agents, or shareholders, whether past, present or future, shall be personally liable therefore.











         IN WITNESS WHEREOF, the parties have caused this Agreement to be signed by their respective officers thereunto duly authorized as of the day and year first above written.











   NAKOMA MUTUAL FUNDS




















   By: /s/Daniel Pickett
      --------------------------------------


         Name: Daniel Pickett


         Title: President








                         NAKOMA CAPITAL MANAGEMENT, LLC





   By: /s/Daniel Pickett
      --------------------------------------


         Name: Daniel Pickett


         Title: President

                       SCHEDULE A OPERATING EXPENSE LIMIT










Name of Fund                                            Maximum Operating Expense Limit
-----------------------------------------------------------------------------------------------
Nakoma Absolute Return Fund                                          1.99%



















M1:1321211.03

Exhibit (i)



May 19, 2006


Board of Trustees
Nakoma Mutual Funds
525 Junction Road, Suite 8600
Madison, WI  53717


          Re: Legal Opinion-Securities Act of 1933


Ladies and Gentlemen:


     We have examined the Agreement and Declaration of Trust (the "Agreement") of the Nakoma Mutual Funds (the "Trust"), a series statutory trust organized under the Delaware Statutory Trust Act on March 7, 2006, the By-Laws of the Trust, and the resolutions adopted by the Trust's Board of Trustees organizing the business of the Trust, and the various pertinent corporate proceedings we deem material. We have also examined the Notification of Registration and the Registration Statement filed on behalf of the Trust under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the Securities Act of 1933, as amended (the "Securities Act"), all as amended to date, as well as other items we deem material to this opinion.


     The Trust is authorized by the Agreement to issue an unlimited number of shares of beneficial interest, without par value, and currently issues shares of the Nakoma Absolute Return Fund series of shares of the Trust. The Agreement also empowers the Board of Trustees to designate any additional series or classes and allocate shares to such series or classes.


     The Trust has filed with the U.S. Securities and Exchange Commission a registration statement under the Securities Act, which registration statement is deemed to register an indefinite number of shares of the Trust pursuant to the provisions of Section 24(f) of the Investment Company Act. You have further advised us that the Trust will timely file a Notice pursuant to Rule 24f-2 under the Investment Company Act perfecting the registration of the shares sold by the series of the Trust during each fiscal year during which such registration of an indefinite number of shares remains in effect.


     You also have informed us that the shares of the Trust will be sold in accordance with the Trust's usual method of distributing its registered shares, under which prospectuses are made available for delivery to offerees and purchasers of such shares in accordance with Section 5(b) of the Securities Act.


     Based upon the foregoing information and examination, so long as the Trust remains a valid and subsisting entity under the laws of its state of organization, and the registration of an indefinite number of shares of the Trust remains effective, the authorized shares of the Trust when issued for the consideration set by the Board of Trustees pursuant to the Agreement, and subject to compliance with Rule 24f-2, will be legally outstanding, fully-paid, and non-assessable shares, and the holders of such shares will have all the rights provided for with respect to such holding by the Agreement and the laws of the State of Delaware.


     We hereby consent to the use of this opinion, in lieu of any other, as an exhibit to the Registration Statement of the Trust, along with any amendments thereto, covering the registration of the shares of the Trust under the Securities Act and the applications, registration statements or notice filings, and amendments thereto, filed in accordance with the securities laws of the several states in which shares of the Trust are offered, and we further consent to reference in the registration statement of the Trust to the fact that this opinion concerning the legality of the issue has been rendered by us.




                                      Very truly yours,




                                      Faegre & Benson LLP






M1:1321211.03

Exhibit (j)










            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM





     As the independent registered public accounting firm, we hereby consent to the use of our report dated May 15, 2006, for Nakoma Mutual Funds and to all references to our firm included in or made a part of this Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Pre-Effective Amendment No. 1 under the Investment Company Act of 1940 to the Nakoma Mutual Funds' Registration Statement on Form N-1A.






     Cohen McCurdy, Ltd.


     Westlake, Ohio


     May 15, 2006

Exhibit (l)









May 15, 2006









Nakoma Mutual Funds


525 Junction Road, Suite 8600


Madison, WI  53717









Ladies and Gentlemen:









         I propose to acquire 5,000 shares of beneficial interest (the "Shares") of the Nakoma Absolute Return Fund (the "Fund"), a series of the Nakoma Mutual Funds (the "Trust"), at a purchase price of $20 per share for a total of $100,000. I will purchase the Shares in a private offering prior to the effectiveness of the registration statement filed by the Trust on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act").



         The Shares are being purchased pursuant to Section 14 of the 1940 Act to serve as the seed money for the Trust prior to the commencement of the public offering of its shares.




         In connection with such purchase, I understand that I, the purchaser, intend to acquire the Shares for my own account as the sole beneficial owner thereof and have no present intention of redeeming or reselling the Shares so acquired.




         I consent to the filing of this Investment Letter as an exhibit to the registration statement of the Trust on Form N-1A.



Sincerely,













/s/ Daniel Pickett
---------------------------
    Daniel Pickett












M1:1321211.03

Exhibit (q)








                               NAKOMA MUTUAL FUNDS


                                POWER OF ATTORNEY


                         TO SIGN REGISTRATION STATEMENT


                             AND AMENDMENTS THERETO





         The undersigned, duly appointed trustees of Nakoma Mutual Funds (the "Trust"), hereby appoint Daniel Pickett, Mark Fedenia and Robyn Rannow as attorney-in-fact and agent to do any and all acts and things, and execute in their names any and all instruments, which said attorneys and agents my deem necessary or advisable to enable the Company to comply with the Investment Company Act of 1940, the Securities Act of 1933, any requirements of the Securities and Exchange Commission in respect thereof and any state securities laws, in connection with the registration under said Acts of the Trust and the interests of the Trust and the offerings of interests of the Trust including specifically power and authority to sign their names to any and all Notifications of Registration and Registration Statements to be filed with the Securities and Exchange Commission under either of said Acts in respect to the Trust and such interests of the Trust, and any amendments (including pre-effective and post-effective amendments) or applications for amendment or supplements of or to such Notifications of Registration and Registration Statements, and to file the same with the Securities and Exchange Commission; and the undersigned do hereby ratify and confirm all that said attorneys and agents, and each of them, shall do or cause to be done by virtue hereof. Any one of said agents and attorneys shall have, and may exercise, without the others, all the powers conferred hereby.





         IN WITNESS WHEREOF, the undersigned have signed their names hereto as of the 19th day of May, 2006.










/s/Antonio Mello                     /s/Thomas Poehling
----------------------------         --------------------------
Antonio Mello                        Thomas Poehling


Trustee                              Trustee





/s/Marla Ahlgrimm                    /s/Daniel Pickett
----------------------------         --------------------------
Marla Ahlgrimm                       Daniel Pickett


Trustee                              Trustee




/s/Mark Fedenia                      /s/John W. Feldt
----------------------------         --------------------------
Mark Fedenia                         John W. Feldt


Trustee                              Trustee





M1:1321211.03